ALPS|CoreCommodity Management

CompleteCommodities® Strategy Fund

CONSOLIDATED  STATEMENT OF INVESTMENTS

July 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (29.42%)
Argentina (0.03%)
YPF SA, Sponsored ADR(a)	73,592	$320,861

Australia (1.31%)
Beach Energy, Ltd.	841,983	741,465
BHP Group, Ltd.	28,065	1,101,650
BlueScope Steel, Ltd.	10,426	185,080
Costa Group Holdings, Ltd.	104,343	245,030
Fortescue Metals Group, Ltd.	57,824	1,057,032
Galaxy Resources, Ltd.(a)	263,140	899,868
GrainCorp, Ltd., Class A	85,256	327,215
IGO, Ltd.	132,309	903,952
Iluka Resources, Ltd.	124,315	905,897
Incitec Pivot, Ltd.	504,330	991,872
Mineral Resources, Ltd.	12,584	581,881
Newcrest Mining, Ltd.	63,097	1,226,582
Northern Star Resources, Ltd.	117,513	881,339
Nufarm, Ltd.(a)	147,504	466,538
Oil Search, Ltd.	73,894	206,605
Sandfire Resources NL	78,872	400,530
Santos, Ltd.	163,542	774,097
South32, Ltd.	823,504	1,794,850
St Barbara, Ltd.	162,515	211,093
Woodside Petroleum, Ltd.	18,740	301,313
		14,203,889

Austria (0.11%)
OMV AG	6,908	373,020
voestalpine AG	18,655	822,777
		1,195,797

Brazil (0.74%)
BRF SA, ADR(a)	193,584	944,690
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	126,298	857,563
Gerdau SA, Sponsored ADR	155,631	922,892
Petroleo Brasileiro SA, Sponsored ADR	270,198	2,883,013
Vale SA, Sponsored ADR	117,117	2,461,799
		8,069,957

Canada (5.05%)
Agnico Eagle Mines, Ltd.	19,374	1,253,110
Alamos Gold, Inc., Class A	218,074	1,770,761
ARC Resources, Ltd.	398,100	3,012,234
B2Gold Corp.	655,682	2,747,308
Ballard Power Systems, Inc.(a)	76,234	1,232,704
Barrick Gold Corp.	49,181	1,070,670
Cameco Corp.	63,522	1,130,692
Canadian Natural Resources, Ltd.	77,315	2,552,941
Canadian Solar, Inc.(a)	42,639	1,716,220
Canfor Corp.(a)	22,200	428,661
Centerra Gold, Inc.	133,600	1,074,069
Crescent Point Energy Corp.	168,500	615,870
	Shares	Value (Note 2)
Canada (continued)
Eldorado Gold Corp.(a)	135,739	$1,266,445
First Majestic Silver Corp.	34,329	470,651
First Quantum Minerals, Ltd.	11,500	246,297
Fortuna Silver Mines, Inc.(a)	575,960	2,735,810
Hudbay Minerals, Inc.	180,500	1,289,079
IAMGOLD Corp.(a)	84,106	230,450
Interfor Corp.	59,000	1,210,172
Ivanhoe Mines, Ltd., Class A(a)	125,500	931,492
Kinross Gold Corp.	420,610	2,759,202
Kirkland Lake Gold, Ltd.	57,500	2,458,821
Maple Leaf Foods, Inc.	22,700	449,597
MEG Energy Corp.(a)	93,400	595,915
Northland Power, Inc.	6,300	221,076
Nutrien, Ltd.	77,400	4,602,061
Pan American Silver Corp.	115,069	3,229,986
Parex Resources, Inc.	85,000	1,396,682
PrairieSky Royalty, Ltd.	16,800	188,253
Pretium Resources, Inc.(a)	49,531	462,124
SSR Mining, Inc.	34,757	565,459
Suncor Energy, Inc.	82,300	1,620,141
Teck Resources, Ltd., Class B	78,951	1,803,241
Torex Gold Resources, Inc.(a)	21,700	244,029
Tourmaline Oil Corp.	83,600	2,282,315
Village Farms International, Inc.(a)	148,148	1,429,628
Wheaton Precious Metals Corp.	34,638	1,598,544
Yamana Gold, Inc.	407,042	1,827,619
		54,720,329

Chile (0.59%)
Antofagasta PLC	53,247	1,106,136
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	112,319	5,335,153
		6,441,289

China (0.19%)
China Petroleum & Chemical Corp., ADR	5,780	264,262
Daqo New Energy Corp., ADR(a)	2,495	147,829
JinkoSolar Holding Co., Ltd., ADR(a)	23,496	1,266,198
PetroChina Co., Ltd., ADR	8,809	368,569
		2,046,858

Colombia (0.07%)
Ecopetrol SA, Sponsored ADR	56,879	768,435

Denmark (0.44%)
FLSmidth & Co. A/S	9,925	367,657
Orsted AS(b)(c)	6,179	917,736
Vestas Wind Systems A/S	94,425	3,481,272
		4,766,665

Faroe Islands (0.05%)
Bakkafrost P/F	6,869	583,434

Finland (0.24%)
Metso Outotec Oyj	121,017	1,374,700

	Shares	Value (Note 2)
Finland (continued)
Outokumpu Oyj(a)	166,365	$1,185,291
		2,559,991

France (0.26%)
Constellium SE(a)	34,942	659,356
TotalEnergies SE, ADR	50,312	2,195,112
		2,854,468

Germany (0.44%)
Bayer AG	38,150	2,275,903
K+S AG(a)	70,154	1,006,551
Nordex SE(a)	10,156	195,412
Salzgitter AG(a)	10,429	405,536
thyssenkrupp AG(a)	17,747	177,009
Varta AG	3,960	686,079
		4,746,490

Great Britain (2.11%)
Anglo American PLC	24,783	1,099,082
Atlantica Sustainable Infrastructure PLC	43,991	1,749,082
BP PLC, Sponsored ADR	124,106	3,000,883
CNH Industrial N.V.	81,081	1,365,404
Endeavour Mining PLC	53,458	1,273,034
Evraz PLC	91,946	784,983
Pennon Group PLC	41,249	732,754
Pentair PLC	86,254	6,354,333
Rio Tinto PLC, Sponsored ADR	31,219	2,694,512
Severn Trent PLC	36,254	1,411,014
Subsea 7 SA	50,511	405,357
TechnipFMC PLC(a)	74,155	535,399
United Utilities Group PLC	99,030	1,477,012
		22,882,849

India (0.04%)
Vedanta, Ltd., ADR	27,652	443,262

Israel (0.16%)
SolarEdge Technologies, Inc.(a)	6,820	1,769,654

Italy (0.07%)
Eni SpA, Sponsored ADR	18,989	446,242
ERG SpA	10,237	320,107
		766,349

Japan (1.94%)
AGC, Inc.	63,200	2,687,463
Daido Steel Co., Ltd.	6,200	290,488
Ezaki Glico Co., Ltd.	4,600	171,496
GS Yuasa Corp.	21,600	550,312
Hitachi Metals, Ltd.(a)	34,000	662,923
Inpex Corp.	661,133	4,670,509
JFE Holdings, Inc.	35,900	433,922
Kobe Steel, Ltd.	77,200	512,298
Kubota Corp.	114,300	2,372,893
Kurita Water Industries, Ltd.	25,716	1,242,375
Maruichi Steel Tube, Ltd.	5,300	127,300
Morinaga Milk Industry Co., Ltd.	6,500	363,794
	Shares	Value (Note 2)
Japan (continued)
NGK Insulators, Ltd.	34,800	$552,587
Nippon Light Metal Holdings Co., Ltd.	23,800	416,101
Nippon Steel Corp.	102,590	1,769,293
RENOVA, Inc.(a)	24,800	1,114,480
Sumitomo Forestry Co., Ltd.	28,759	542,123
Sumitomo Metal Mining Co., Ltd.	51,300	2,065,935
Tokyo Steel Manufacturing Co., Ltd.	50,500	503,596
		21,049,888

Luxembourg (0.32%)
APERAM SA	14,100	883,142
ArcelorMittal	24,464	862,111
ArcelorMittal SA	5,056	176,182
Tenaris SA, ADR	27,417	560,403
Ternium SA, Sponsored ADR	19,564	951,594
		3,433,432

Malaysia (0.03%)
Lynas Rare Earths, Ltd.(a)	55,139	297,003

Mexico (0.19%)
Grupo Mexico SAB de CV, Series B	445,700	2,041,516

Netherlands (0.50%)
AMG Advanced Metallurgical Group NV	4,959	154,831
Core Laboratories N.V.	48,394	1,614,424
OCI N.V.(a)	15,679	380,169
Royal Dutch Shell PLC, Class A, Sponsored ADR	68,113	2,766,750
Royal Dutch Shell PLC, Class B	2,551	50,345
SBM Offshore N.V.	27,872	404,529
		5,371,048

Norway (1.26%)
Aker BP ASA	75,504	2,039,990
DNO ASA(a)	516,958	490,934
Equinor ASA	130,031	2,537,994
Leroy Seafood Group ASA	70,514	643,144
Mowi ASA	80,496	2,051,863
NEL ASA(a)	476,921	911,493
Salmar ASA	12,666	840,410
Scatec ASA(b)(c)	7,665	164,800
TGS ASA	50,202	575,336
Yara International ASA	64,676	3,406,293
		13,662,257

Peru (0.06%)
Cia de Minas Buenaventura SAA, ADR(a)	24,873	205,451
Southern Copper Corp.	6,686	438,869
		644,320

South Africa (0.79%)
African Rainbow Minerals, Ltd.	36,752	749,878
Anglo Platinum, Ltd.	4,780	625,562
AngloGold Ashanti, Ltd., Sponsored ADR	68,785	1,379,139

	Shares	Value (Note 2)
South Africa (continued)
Gold Fields, Ltd., Sponsored ADR	294,242	$2,889,455
Impala Platinum Holdings, Ltd.	54,000	973,060
Kumba Iron Ore, Ltd.	15,133	803,613
Sasol, Ltd.(a)	77,701	1,162,393
		8,583,100

Spain (0.39%)
Acerinox SA	44,206	590,207
Fluidra SA	22,858	925,990
Iberdrola SA	122,968	1,482,053
Repsol SA	21,441	234,531
Siemens Gamesa Renewable Energy SA	24,558	684,602
Solaria Energia y Medio Ambiente SA(a)	18,123	349,673
		4,267,056

Sweden (1.43%)
AAK AB	17,147	408,935
Boliden AB	113,978	4,442,129
Epiroc AB, Class A	59,249	1,383,422
Holmen AB, B Shares	8,330	438,156
Lundin Energy AB	124,444	3,880,021
SSAB AB, A Shares(a)	190,388	1,087,249
Svenska Cellulosa AB SCA, Class B	209,038	3,885,284
		15,525,196

Switzerland (0.04%)
Bucher Industries AG	799	444,550

United States (10.57%)
AGCO Corp.	23,320	3,080,805
Allegheny Technologies, Inc.(a)	34,615	710,646
American Water Works Co., Inc.	10,923	1,858,112
APA Corp.	46,650	874,688
Archer-Daniels-Midland Co.	24,736	1,477,234
Arconic, Inc.(a)	11,241	404,002
Array Technologies, Inc.(a)	28,924	391,631
Baker Hughes Co.	54,605	1,159,810
Beyond Meat, Inc.(a)	14,450	1,773,015
Bunge, Ltd.	35,629	2,765,879
Cabot Oil & Gas Corp.	61,433	982,928
California Water Service Group	8,661	542,871
Cal-Maine Foods, Inc.	14,471	504,893
Century Aluminum Co.(a)	19,099	278,081
CF Industries Holdings, Inc.	128,383	6,066,098
ChampionX Corp.(a)	42,298	983,006
Chemours Co.	33,674	1,119,661
Chevron Corp.	3,272	333,122
Cleveland-Cliffs, Inc.(a)	14,247	356,175
CNX Resources Corp.(a)	64,935	785,714
Commercial Metals Co.	23,930	784,904
Compass Minerals International, Inc.	7,430	509,401
ConocoPhillips	55,244	3,096,979
Continental Resources, Inc.	56,815	1,940,232
Corteva, Inc.	62,955	2,693,215
Darling Ingredients, Inc.(a)	58,005	4,006,405
Deere & Co.	4,669	1,688,264
Devon Energy Corp.	43,208	1,116,495
	Shares	Value (Note 2)
United States (continued)
Enphase Energy, Inc.(a)	10,981	$2,081,998
EOG Resources, Inc.	35,515	2,587,623
Essential Utilities, Inc.	25,937	1,274,025
Evoqua Water Technologies Corp.(a)	126,349	4,170,780
Exxon Mobil Corp.	22,980	1,322,959
First Solar, Inc.(a)	7,288	627,060
FMC Corp.	25,041	2,678,135
Freeport-McMoRan, Inc.	29,192	1,112,215
Green Plains, Inc.(a)	18,901	668,339
Halliburton Co.	82,737	1,711,001
Hecla Mining Co.	173,040	1,157,638
Helmerich & Payne, Inc.	36,124	1,035,675
Hess Corp.	15,736	1,202,860
HollyFrontier Corp.	22,080	649,152
Hormel Foods Corp.	70,853	3,286,162
Ingredion, Inc.	24,933	2,189,367
Kinder Morgan, Inc.	5,763	100,161
Livent Corp.(a)	15,580	303,966
Magnolia Oil & Gas Corp., Class A(a)	91,528	1,281,392
Marathon Oil Corp.	157,414	1,824,428
Marathon Petroleum Corp.	24,420	1,348,472
Mosaic Co.	80,002	2,498,462
Murphy Oil Corp.	65,937	1,431,492
National Oilwell Varco, Inc.(a)	84,671	1,169,307
New WEI, Inc.(a)	68,768	103
Newmont Corp.	18,892	1,186,795
Occidental Petroleum Corp.	109,409	2,855,576
Ormat Technologies, Inc.	30,656	2,137,949
Ovintiv, Inc.	57,283	1,469,882
Patterson-UTI Energy, Inc.	187,413	1,503,052
PDC Energy, Inc.	67,573	2,672,512
Phillips 66	8,398	616,665
Pilgrim's Pride Corp.(a)	45,023	997,259
Pioneer Natural Resources Co.	12,603	1,832,098
PotlatchDeltic Corp., REIT	45,043	2,339,533
ProPetro Holding Corp.(a)	114,066	861,198
Rayonier, Inc., REIT	22,544	850,134
Reliance Steel & Aluminum Co.	4,037	634,415
Renewable Energy Group, Inc.(a)	11,747	719,504
Royal Gold, Inc.	8,866	1,077,396
RPC, Inc.(a)	140,085	588,357
Sanderson Farms, Inc.	23,498	4,390,366
Schlumberger NV	29,651	854,838
SunPower Corp.(a)	41,418	1,025,924
Transocean, Ltd.(a)	117,767	425,139
Tyson Foods, Inc., Class A	57,499	4,108,879
Valero Energy Corp.	15,840	1,060,805
Warrior Met Coal, Inc.	10,153	189,557
Williams Cos., Inc.	1,855	46,468
		114,441,339

TOTAL COMMON STOCKS
(Cost $279,482,198)		318,901,282

MASTER LIMITED PARTNERSHIPS (0.04%)
United States (0.04%)
Energy Transfer LP	4,974	49,044
Enterprise Products Partners LP	10,676	240,957

	Shares	Value (Note 2)
United States (continued)
Magellan Midstream Partners LP	2,054	$95,716
MPLX LP	1,555	44,131
Plains All American Pipeline LP	3,090	30,931
		460,779

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $900,221)		460,779

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (52.19%)
U.S. Treasury Bonds (52.19%)
United States Treasury Bill
0.040%, 11/4/21	$180,000,000	$179,978,850
United States Treasury Inflation Indexed Bonds
0.125%, 1/15/22(d)	217,419,621	221,735,744
0.625%, 4/15/23	110,513,940	116,946,878
United States Treasury Notes
1.750%, 2/28/22(d)	19,500,000	19,690,238
1.875%, 5/31/22	27,000,000	27,401,912
		565,753,622
TOTAL GOVERNMENT BONDS
(Cost $562,421,706)		565,753,622

Value (Note 2)
TOTAL INVESTMENTS (81.65%)
(Cost $842,804,125)	$885,115,683

Other Assets In Excess Of Liabilities (18.35%)	198,976,519
NET ASSETS - 100.00%	$1,084,092,202

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This Security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the market value of those securities was $1,082,536 representing 0.10% of the Fund's net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2021 the aggregate market value of those securities was $1,082,536 representing 0.10% of net assets.
(d)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $57,409,080.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/Fair Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	505	08/31/21	$38,082,050	$3,034,200
Gasoline Robusta Future	Morgan Stanley	Long	23	08/31/21	2,255,320	185,664
Gold Future	Morgan Stanley	Long	52	10/27/21	9,435,400	32,132
Gold Future	Morgan Stanley	Long	130	12/29/21	23,623,600	125,832
Hard Red Winter Wheat Future	Morgan Stanley	Long	64	09/14/21	2,154,400	251,842
LME Aluminum Future	Morgan Stanley	Long	125	09/13/21	8,109,375	533,199
LME Copper Future	Morgan Stanley	Long	300	08/16/21	72,815,625	2,910,552
LME Nickel Future	Morgan Stanley	Long	126	08/16/21	14,780,556	741,238
LME Zinc Future	Morgan Stanley	Long	267	08/16/21	20,235,263	751,296
Low Sulfur Gasoil Future	Morgan Stanley	Long	332	08/12/21	20,359,900	719,614
National Gas Future	Morgan Stanley	Long	834	08/27/21	32,642,760	1,658,124
Soybean Future	Morgan Stanley	Long	93	11/12/21	6,274,013	446,587
Wheat Future	Morgan Stanley	Long	45	09/14/21	1,583,438	138,259
					$252,351,700	$11,528,539

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/Fair Value (Note 2)	Unrealized Depreciation
Coffee 'C' Future	Morgan Stanley	Short	(39)	12/20/21	$(2,668,331)	$(401,559)
Copper Future	Morgan Stanley	Short	(474)	09/28/21	(53,117,625)	(3,593,457)
Corn Future	Morgan Stanley	Long	297	09/14/21	8,122,950	(214,051)
Cotton No.2 Future	Morgan Stanley	Short	(166)	12/08/21	(7,419,370)	(370,948)
Frozen Concentrated Orange Juice Future	Morgan Stanley	Short	(12)	11/09/21	(244,260)	(20,281)
Gasoline Robusta Future	Morgan Stanley	Short	(67)	10/29/21	(6,026,462)	(138,466)
Heating Oil Future	Morgan Stanley	Short	(102)	08/31/21	(9,405,950)	(751,774)
Lean Hogs Future	Morgan Stanley	Short	(49)	12/14/21	(1,600,340)	(77,055)
Live Cattle Future	Morgan Stanley	Short	(64)	12/31/21	(3,395,840)	(7,203)
LME Aluminum Future	Morgan Stanley	Short	(92)	09/13/21	(5,968,500)	(946,566)
Platinum Future	Morgan Stanley	Long	209	10/27/21	10,955,780	(67,301)
Silver Future	Morgan Stanley	Long	194	09/28/21	24,780,590	(497,633)
Soybean Meal Future	Morgan Stanley	Long	349	09/14/21	12,260,370	(481,788)
Sugar #11 Future	Morgan Stanley	Short	(229)	09/30/21	(4,593,557)	(310,064)
WTI Crude Future	Morgan Stanley	Short	(805)	08/20/21	(59,529,750)	(1,044,065)
					$(97,850,295)	$(8,922,211)

Total Return Swap Contracts (a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Value	Unrealized Appreciation (Depreciation) Base
Citigroup	CRB 3m Fwd TR Index**	$175,131,676	USB3MTA + 30 bps*	9/30/2021	$175,131,682	$6
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	175,777,104	USB3MTA + 25 bps*	6/30/2022	175,777,108	4
Societe Generale	CRB 3m Fwd TR Index**	58,109,522	USB3MTA + 28 bps*	11/30/2021	58,109,525	3
UBS	CRB 3m Fwd TR Index**	178,998,249	USB3MTA + 25 bps*	11/30/2021	178,998,251	2
		$588,016,551			$588,016,566	$15

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India Growth Fund

STATEMENT OF INVESTMENTS

July 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.83%)
Communication Services (3.87%)
Entertainment (1.41%)
Nazara Technologies, Ltd.(a)	137,115	$3,418,616
PVR, Ltd.(a)	88,605	1,673,980
		5,092,596

Wireless Telecommunication Services (2.46%)
Bharti Airtel, Ltd.	1,169,009	8,842,615

TOTAL COMMUNICATION SERVICES		13,935,211

Consumer Discretionary (9.44%)
Auto Components (2.21%)
MRF, Ltd.	3,528	3,793,785
Sona BLW Precision Forgings, Ltd.(a)	385,162	2,273,499
Varroc Engineering, Ltd.(a)(b)(c)	414,020	1,890,372
		7,957,656

Automobiles (1.99%)
Mahindra & Mahindra, Ltd.	264,434	2,646,919
Maruti Suzuki India, Ltd.	47,917	4,502,132
		7,149,051

Hotels, Restaurants & Leisure (1.00%)
Jubilant Foodworks, Ltd.	70,862	3,604,652

Household Durables (3.34%)
Crompton Greaves Consumer Electricals, Ltd.	1,285,631	8,432,346
Orient Electric, Ltd.	830,000	3,596,417
		12,028,763

Textiles, Apparel & Luxury Goods (0.90%)
Titan Co., Ltd.	139,661	3,223,665

TOTAL CONSUMER DISCRETIONARY		33,963,787

Consumer Staples (6.11%)
Food Products (0.80%)
Britannia Industries, Ltd.	61,961	2,854,958

Household Products (2.33%)
Hindustan Unilever, Ltd.	267,136	8,393,670

Personal Products (2.98%)
Dabur India, Ltd.	634,940	5,129,761
Emami, Ltd.	743,169	5,592,142
		10,721,903

TOTAL CONSUMER STAPLES		21,970,531
	Shares	Value (Note 2)
Energy (5.79%)
Oil, Gas & Consumable Fuels (5.79%)
Petronet LNG, Ltd.	392,051	$1,150,606
Reliance Industries, Ltd.	745,130	19,671,723
		20,822,329

TOTAL ENERGY		20,822,329

Financials (31.36%)
Banks (16.86%)
AU Small Finance Bank, Ltd.(a)(b)(c)	408,500	6,712,812
Axis Bank, Ltd.(a)	1,212,660	11,579,286
HDFC Bank, Ltd., ADR	60,825	4,292,420
HDFC Bank, Ltd.	589,460	11,343,685
ICICI Bank, Ltd., Sponsored ADR	575,349	10,695,738
ICICI Bank, Ltd.	1,020,367	9,385,726
State Bank of India	1,141,706	6,637,452
		60,647,119

Consumer Finance (4.81%)
Bajaj Finance, Ltd.	94,485	7,932,230
Muthoot Finance, Ltd.	98,148	2,052,222
SBI Cards & Payment Services, Ltd.(a)	525,843	7,332,805
		17,317,257

Insurance (4.22%)
HDFC Life Insurance Co., Ltd.(b)(c)	416,936	3,724,298
ICICI Lombard General Insurance Co., Ltd.(b)(c)	244,479	4,854,914
Max Financial Services, Ltd.(a)	437,229	6,595,774
		15,174,986

Real Estate Management & Development (0.92%)
Oberoi Realty, Ltd.(a)	366,409	3,307,944

Thrifts & Mortgage Finance (4.55%)
Aavas Financiers, Ltd.(a)	219,881	7,451,164
Housing Development Finance Corp., Ltd.	270,463	8,903,542
		16,354,706

TOTAL FINANCIALS		112,802,012

Health Care (6.85%)
Health Care Providers & Services (3.52%)
Dr Lal PathLabs, Ltd.(b)(c)	60,235	2,883,849
Fortis Healthcare, Ltd.(a)	1,128,870	3,811,081
Max Healthcare Institute, Ltd.(a)	1,491,910	5,955,551
		12,650,481

Pharmaceuticals (3.33%)
Alkem Laboratories, Ltd.	77,590	3,603,891
Aurobindo Pharma, Ltd.	412,620	5,089,335

	Shares	Value (Note 2)
Pharmaceuticals (continued)
Cipla, Ltd.	267,413	$3,309,123
		12,002,349

TOTAL HEALTH CARE		24,652,830

Industrials (9.16%)
Air Freight & Logistics (1.04%)
Mahindra Logistics, Ltd.(b)(c)	369,997	3,722,972

Building Products (1.46%)
Kajaria Ceramics, Ltd.	393,898	5,266,064

Commercial Services & Supplies (1.09%)
Indian Railway Catering & Tourism Corp., Ltd.(a)	124,854	3,919,464

Construction & Engineering (2.90%)
Kalpataru Power Transmission, Ltd.	654,000	4,151,365
Larsen & Toubro, Ltd.	291,649	6,293,279
		10,444,644

Electrical Equipment (1.55%)
V-Guard Industries, Ltd.	1,659,451	5,556,747

Trading Companies & Distributors (1.12%)
IndiaMart InterMesh, Ltd.(b)(c)	41,837	4,025,543

TOTAL INDUSTRIALS		32,935,434

Information Technology (16.23%)
IT Services (16.23%)
Infosys, Ltd., Sponsored ADR	472,176	10,444,533
Infosys, Ltd.	926,794	20,198,468
Persistent Systems, Ltd.	140,369	5,943,785
Tata Consultancy Services, Ltd.	274,551	11,705,127
Tech Mahindra, Ltd.	620,000	10,093,198
		58,385,111

TOTAL INFORMATION TECHNOLOGY		58,385,111

Materials (7.98%)
Chemicals (3.04%)
Kansai Nerolac Paints, Ltd.	445,827	3,754,325
SRF, Ltd.	61,707	7,186,294
		10,940,619

Construction Materials (4.94%)
JK Cement, Ltd.	98,000	4,293,655
Ramco Cements, Ltd.	444,366	6,536,728
Shree Cement, Ltd.	18,219	6,934,001
		17,764,384

TOTAL MATERIALS		28,705,003
	Shares	Value (Note 2)
Real Estate (0.90%)
Real Estate Management & Development (0.90%)
Brigade Enterprises, Ltd.	737,001	$3,234,411

TOTAL REAL ESTATE		3,234,411

Utilities (1.14%)
Gas Utilities (1.14%)
Indraprastha Gas, Ltd.	547,248	4,108,777

TOTAL UTILITIES		4,108,777

TOTAL COMMON STOCKS
(Cost $269,024,718)		355,515,436

TOTAL INVESTMENTS (98.83%)
(Cost $269,024,718)		$355,515,436

Other Assets In Excess Of Liabilities (1.17%)		4,217,144

NET ASSETS (100.00%)		$359,732,580

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the aggregate market value of those securities was $27,814,760, representing 7.73% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2021 the aggregate market value of those securities was 27,814,760 representing 7.73% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.48%)
Fannie Mae
Series 1992-180, Class F,
1M US L + 1.15%, 10/25/2022(a)	$4,883	$4,905
Series 1992-49, Class L,
7.000%, 04/25/2022	9,386	9,512
Series 1992-52, Class FD,
1M US L + 0.02%, 09/25/2022(a)	1,927	1,919
Series 1992-62, Class FA,
1M US L + 0.90%, 10/25/2022(a)	16,825	16,803
Series 1992-73, Class FC,
1M US L + 0.75%, 05/25/2022(a)	623	622
Series 1992-89, Class FB,
1M US L + 0.50%, 06/25/2022(a)	487	486
Series 1993-184, Class M,
–%, 09/25/2023(b)	8,974	8,877
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(a)	4,912	4,850
Series 1993-230, Class FA,
1M US L + 0.60%, 12/25/2023(a)	28,227	28,140
Series 1993-255, Class E,
7.100%, 12/25/2023	35,213	37,203
Series 1993-27, Class FC,
1M US L + 0.90%, 08/25/2023(a)	2,105	2,105
Series 1993-31, Class PN,
7.000%, 09/25/2023	74,132	77,568
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(a)	4,836	4,814
Series 1994-18, Class FA,
1M US L + 0.60%, 02/25/2024(a)	11,289	11,326
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(a)	73,123	73,747
Series 1994-3, Class FA,
1M US L + 0.65%, 03/25/2024(a)	4,645	4,660
Series 1994-3, Class FB,
1M US L + 0.65%, 01/25/2024(a)	24,889	24,980
Series 1994-61, Class E,
7.500%, 04/25/2024	32,477	34,339
Series 1994-75, Class K,
7.000%, 04/25/2024	21,232	22,616
Series 1994-77, Class FB,
1M US L + 1.50%, 04/25/2024(a)	73,978	74,866
Series 1997-12, Class FA,
1M US L + 1.00%, 04/18/2027(a)	25,448	25,805
Series 1997-49, Class F,
1M US L + 0.50%, 06/17/2027(a)	39,073	39,233
	Principal Amount	Value (Note 2)
Series 2003-39, Class PG,
5.500%, 05/25/2023	$26,920	$27,686
Series 2003-49, Class YC,
4.000%, 06/25/2023	14,631	14,920
Series 2004-53, Class NC,
5.500%, 07/25/2024	11,536	11,964
Series 2004-95, Class AK,
5.500%, 01/25/2025	18,883	19,960
Series 2005-121, Class DY,
5.500%, 01/25/2026	19,289	20,487
Series 2006-22, Class CE,
4.500%, 08/25/2023	15,254	15,710
Series 2011-141, Class CA,
2.000%, 12/25/2025	13,459	13,499
Series 2011-40, Class KA,
3.500%, 03/25/2026	84,075	88,529
Series 2011-44, Class EB,
3.000%, 05/25/2026	33,987	35,416
Series 2011-61, Class B,
3.000%, 07/25/2026	56,893	59,356
Series 2011-80, Class KB,
3.500%, 08/25/2026	66,038	69,713
Series 2012-1, Class GB,
2.000%, 02/25/2022	1,587	1,588
Series 2012-22, Class ND,
2.000%, 12/25/2026	111,359	113,770
Series 2012-47, Class HA,
1.500%, 05/25/2027	73,711	74,900
		1,076,874
Freddie Mac
Series 1992-1242, Class C,
1M US L + 0.55%, 04/15/2022(a)	1,443	1,442
Series 1993-1487, Class O,
1M US L + 0.75%, 03/15/2023(a)	8,065	8,090
Series 1993-1534, Class J,
1M US L + 0.90%, 06/15/2023(a)	11,205	11,258
Series 1993-1560, Class Z,
7.000%, 08/15/2023	12,029	12,531
Series 1993-1567, Class A,
1M US L + 0.40%, 08/15/2023(a)	42,241	42,211
Series 1993-1584, Class L,
6.500%, 09/15/2023	20,146	21,189
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	24,183	25,249
Series 1993-1611, Class Z,
6.500%, 11/15/2023	12,277	12,983
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	7,538	7,951
Series 1993-1630, Class PK,
6.000%, 11/15/2023	13,750	14,453

	Principal Amount	Value (Note 2)
Series 1993-1632, Class FB,
1M US L + 1.20%, 11/15/2023(a)	$17,336	$17,471
Series 1993-1636, Class F,
1M US L + 0.65%, 11/15/2023(a)	14,016	14,065
Series 1993-21, Class F,
1M US L + 0.50%, 10/25/2023(a)	16,386	16,417
Series 1993-24, Class FJ,
1M US L + 0.50%, 11/25/2023(a)	74,549	74,692
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(a)	6,047	6,004
Series 1994-1699, Class FB,
1M US L + 1.00%, 03/15/2024(a)	9,708	9,718
Series 1994-1707, Class F,
1M US L + 0.70%, 03/15/2024(a)	14,109	14,166
Series 1994-1730, Class Z,
7.000%, 05/15/2024	32,794	35,062
Series 1994-1744, Class FD,
1M US L + 1.98%, 08/15/2024(a)	40,319	41,144
Series 1994-32, Class PN,
7.500%, 04/25/2024	118,448	125,238
Series 1994-43, Class PH,
6.500%, 10/17/2024	46,020	48,460
Series 1996-1810, Class D,
6.000%, 02/15/2026	19,152	20,475
Series 1996-1885, Class FA,
1M US L + 0.45%, 09/15/2026(a)	7,914	7,936
Series 1997-1983, Class Z,
6.500%, 12/15/2023	12,483	13,203
Series 2002-2528, Class KM,
5.500%, 11/15/2022	23,859	24,344
Series 2003-2595, Class GC,
5.500%, 04/15/2023	30,092	30,907
Series 2003-2634, Class PT,
5.000%, 06/15/2023	9,720	9,933
Series 2004-2877, Class AL,
5.000%, 10/15/2024	4,130	4,299
Series 2005-3005, Class ED,
5.000%, 07/15/2025	72,103	76,282
Series 2006-3104, Class DH,
5.000%, 01/15/2026	38,545	41,084
Series 2009-3575, Class EB,
4.000%, 09/15/2024	15,437	15,967
Series 2010-3661, Class B,
4.000%, 04/15/2025	35,252	36,709
Series 2010-3670, Class LX,
2.000%, 05/15/2025	1	1
Series 2010-3710, Class MG,
4.000%, 08/15/2025(c)	26,533	28,563
Series 2010-3737, Class NA,
3.500%, 06/15/2025	35,397	35,475
	Principal Amount	Value (Note 2)
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	$46,777	$48,199
Series 2011-3822, Class VE,
4.000%, 05/15/2022	116,720	118,105
Series 2011-3829, Class BE,
3.500%, 03/15/2026	22,805	24,001
Series 2011-3845, Class FQ,
1M US L + 0.25%, 02/15/2026(a)	5,146	5,142
Series 2011-3872, Class ND,
2.000%, 12/15/2021	279	279
Series 2011-3907, Class FM,
1M US L + 0.35%, 05/15/2026(a)	13,715	13,722
Series 2011-3945, Class BJ,
2.000%, 03/15/2026	24,838	24,989
Series 2012-4003, Class BG,
2.000%, 10/15/2026	63,722	65,239
Series 2013-4177, Class NB,
1.500%, 03/15/2028	33,851	34,433
		1,239,081
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(c)	28,729	30,300
Series 2013-53, Class KN,
1.500%, 08/20/2025	30,601	31,056
		61,356

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,346,676)		2,377,311

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.24%)
Fannie Mae-Aces
Series 2011-M8, Class A2,
2.922%, 08/25/2021	51,756	51,724
Series 2012-M1, Class A2,
2.729%, 10/25/2021	13,161	13,176
Series 2012-M10, Class AFL,
1M US L + 0.45%, 09/25/2022(a)	42,729	42,739
Series 2013-M14, Class APT,
2.553%, 04/25/2023(a)	7,790	7,994
Series 2013-M3, Class A2,
2.509%, 11/25/2022(a)	282,303	287,593
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(a)	17,816	17,873
		421,099
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2012-K023, Class X1,
1.208%, 08/25/2022(a)	3,630,357	38,187

	Principal Amount	Value (Note 2)
Series 2013-K026, Class X1,
0.944%, 11/25/2022(a)	$5,519,524	$56,850
Series 2015-KF07, Class A,
1M US L + 0.29%, 02/25/2025(a)	31,426	31,304
Series 2015-KF12, Class A,
1M US L + 0.70%, 09/25/2022(a)	53,675	53,738
Series 2016-KF14, Class A,
1M US L + 0.65%, 01/25/2023(a)	116,610	116,763
Series 2016-KJ08, Class A2,
2.356%, 08/25/2022	284,104	286,904
Series 2017-J15L, Class AFL,
1M US L + 0.35%, 08/25/2025(a)	28,587	28,504
Series 2017-K725, Class A1,
2.666%, 05/25/2023	21,700	21,983
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	117,000	124,598
		758,831

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,161,020)		1,179,930

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (2.67%)
Fannie Mae Pool
Series 2009-958485,
5.500%, 03/01/2024	2,441,990	2,692,420
Series 2011-MA0717,
3.500%, 04/01/2026	30,188	31,910
Series 2012-471513,
2.900%, 06/01/2022	142,287	143,807
Series 2012-471690,
2.790%, 07/01/2022	155,160	157,066
Series 2012-AM1076,
2.920%, 10/01/2024	235,966	235,948
Series 2013-AM4125,
3.740%, 08/01/2023	230,000	241,953
Series 2015-AM9288,
2.930%, 07/01/2025	1,351,810	1,386,640
Series 2016-,
2.910%, 07/01/2026	36,521	38,296
Series 2016-AL8938,
2.523%, 04/01/2022(a)	18,369	18,428
Series 2016-AL8941,
2.819%, 01/01/2024(a)	60,334	62,598
Series 2016-AN1413,
2.490%, 05/01/2026	144,409	154,491
Series 2017-AN5196,
2.910%, 04/01/2024	150,000	151,950
Series 2017-AN6641,
2.710%, 12/01/2023	1,686,081	1,756,874
	Principal Amount	Value (Note 2)
Series 2017-AN6645,
2.600%, 09/01/2024	$250,000	$255,252
Series 2018-AN8096,
3.020%, 06/01/2024	305,000	305,040
Series 2018-AN8203,
2.950%, 01/01/2025	2,929,505	3,043,174
Series 2018-BL0760,
3.790%, 12/01/2025	590,000	637,253
Series 2019-BL2449,
2.890%, 02/01/2025	290,919	312,334
Series 2019-BL2539,
3.050%, 05/01/2024	140,646	145,886
		11,771,320
Freddie Mac Gold Pool
Series 2012-T40090,
3.000%, 05/01/2027	110,199	115,996

Freddie Mac Pool
Series 2017-WN2000,
2.700%, 08/01/2023	1,400,000	1,412,595

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $13,252,625)		13,299,911

CORPORATE BONDS (78.68%)
Aerospace & Defense (2.90%)
Boeing Co.
4.51%, 05/01/2023	4,447,000	4,726,698
Teledyne Technologies, Inc.
0.65%, 04/01/2023	3,000,000	3,001,825
0.95%, 04/01/2024	3,000,000	3,003,444
TransDigm, Inc.
8.00%, 12/15/2025(d)	3,500,000	3,762,588
Total Aerospace & Defense		14,494,555

Airlines (0.58%)
Delta Air Lines, Inc.
7.00%, 05/01/2025(d)	2,000,000	2,353,828
Southwest Airlines Co.
4.75%, 05/04/2023	500,000	535,911
Total Airlines		2,889,739

Apparel & Textile Products (0.88%)
Hanesbrands, Inc.
5.38%, 05/15/2025(d)	3,300,000	3,475,098
Ralph Lauren Corp.
1.70%, 06/15/2022	925,000	937,053
Total Apparel & Textile Products		4,412,151

Automobiles Manufacturing (7.48%)
American Honda Finance Corp.
0.65%, 09/08/2023	1,500,000	1,508,854

	Principal Amount	Value (Note 2)
Ford Motor Co.
8.50%, 04/21/2023	$2,695,000	$2,995,439
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	465,000	486,038
3.81%, 10/12/2021	1,000,000	1,005,964
5.88%, 08/02/2021	4,800,000	4,800,000
3M US L + 1.27%, 03/28/2022(a)	1,090,000	1,086,783
General Motors Co.
5.40%, 10/02/2023	2,250,000	2,468,882
General Motors Financial Co., Inc.
1.05%, 03/08/2024	3,750,000	3,782,607
5.10%, 01/17/2024	1,200,000	1,321,038
Hyundai Capital America
0.88%, 06/14/2024(d)	4,000,000	3,994,541
Kia Corp.
1.00%, 04/16/2024(d)	2,850,000	2,870,035
Nissan Motor Acceptance Corp.
1.05%, 03/08/2024(d)	2,000,000	2,001,436
Nissan Motor Co., Ltd.
3.04%, 09/15/2023(d)	4,685,000	4,885,664
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(d)	1,500,000	1,505,911
0.88%, 11/22/2023(d)	2,500,000	2,514,064
Total Automobiles Manufacturing		37,227,256

Banks (5.47%)
CIT Group, Inc.
1D US SOFR + 3.83%, 06/19/2024(a)	3,855,000	4,059,526
Citizens Financial Group, Inc.
4.15%, 09/28/2022(d)	400,000	415,137
Cooperatieve Rabobank UA
3.95%, 11/09/2022	2,686,000	2,807,216
Danske Bank A/S
5.00%, 01/12/2022(d)	950,000	968,452
5.38%, 01/12/2024(d)	250,000	276,892
1Y US TI + 1.03%, 12/08/2023(a)(d)	1,000,000	1,004,874
3M US L + 1.249%, 09/20/2022(a)(d)	628,000	629,947
Discover Bank
3.35%, 02/06/2023	2,110,000	2,198,708
First Horizon Corp.
3.55%, 05/26/2023	500,000	525,302
FNB Corp.
2.20%, 02/24/2023	200,000	203,427
Lloyds Banking Group PLC
1Y US TI + 0.55%, 05/11/2024(a)	2,000,000	2,008,284
National Bank of Canada
1Y US TI + 0.40%, 11/15/2024(a)	3,000,000	2,995,931
NatWest Markets PLC
0.80%, 08/12/2024(d)	1,000,000	999,473
	Principal Amount	Value (Note 2)
Synchrony Bank
3.00%, 06/15/2022	$2,770,000	$2,827,473
Synovus Bank/Columbus GA
1D US SOFR + 0.95%, 02/10/2023(a)	2,750,000	2,770,076
Truist Financial Corp.
1D US SOFR + 0.40%, 06/09/2025(a)	2,000,000	2,002,576
US Bank NA
3.45%, 11/16/2021	250,000	251,669
Wells Fargo & Co.
4.13%, 08/15/2023	300,000	322,038
Total Banks		27,267,001

Biotechnology (0.20%)
Roche Holdings, Inc.
1D US SOFR + 0.24%, 03/05/2024(a)(d)	1,000,000	1,001,728

Cable & Satellite (0.98%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3M US L + 1.65%, 02/01/2024(a)	3,530,000	3,628,163
Sirius XM Radio, Inc.
3.88%, 08/01/2022	1,250,000	1,250,000
Total Cable & Satellite		4,878,163

Casinos & Gaming (0.25%)
MGM Resorts International
7.75%, 03/15/2022	1,186,000	1,231,032

Chemicals (1.82%)
Avient Corp.
5.75%, 05/15/2025(d)	3,300,000	3,471,221
International Flavors & Fragrances, Inc.
0.70%, 09/15/2022(d)	1,500,000	1,502,718
LYB International Finance III LLC
3M US L + 1.00%, 10/01/2023(a)	4,100,000	4,105,822
Total Chemicals		9,079,761

Commercial Finance (1.54%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	3,500,000	4,099,607
Avolon Holdings Funding, Ltd.
3.63%, 05/01/2022(d)	730,000	744,317
5.13%, 10/01/2023(d)	475,000	513,644
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(d)	100,000	105,175
5.25%, 08/15/2022(d)	2,121,000	2,213,231
Total Commercial Finance		7,675,974

	Principal Amount	Value (Note 2)
Construction Materials Manufacturing (1.32%)
Martin Marietta Materials, Inc.
0.65%, 07/15/2023	$6,540,000	$6,554,075

Consumer Finance (3.56%)
Ally Financial, Inc.
1.45%, 10/02/2023	4,730,000	4,805,296
Capital One Bank USA NA
1D US SOFR + 0.616%, 01/27/2023(a)	300,000	302,459
Capital One Financial Corp.
2.60%, 05/11/2023	400,000	414,988
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	2,000,000	2,001,401
0.60%, 03/01/2024	2,000,000	1,999,887
OneMain Finance Corp.
6.13%, 05/15/2022	2,000,000	2,085,440
8.88%, 06/01/2025	2,302,000	2,535,031
PayPal Holdings, Inc.
1.35%, 06/01/2023	1,000,000	1,019,109
Square, Inc.
2.75%, 06/01/2026(d)	2,500,000	2,559,562
Total Consumer Finance		17,723,173

Department Stores (1.01%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	5,000,000	5,019,399

Design, Manufacturing & Distribution (0.60%)
SYNNEX Corp.
1.25%, 08/09/2024(d)	3,000,000	3,001,194

Diversified Banks (6.95%)
Banco Santander SA
1Y US TI + 0.45%, 06/30/2024(a)	1,000,000	1,003,525
Bank of America Corp.
1D US SOFR + 0.69%, 04/22/2025(a)	4,000,000	4,036,093
3M BSBY + 0.43%, 05/28/2024(a)	3,000,000	3,004,500
3M US L + 1.021%, 04/24/2023(a)	1,550,000	1,578,344
Barclays PLC
1Y US TI + 0.80%, 12/10/2024(a)	3,000,000	3,012,786
Citigroup, Inc.
4.30%, 11/20/2026	3,268,000	3,724,396
1D US SOFR + 0.669%, 05/01/2025(a)	3,000,000	3,017,198
HSBC Holdings PLC
1D US SOFR + 0.7075%, 05/24/2025(a)	4,000,000	4,011,703
	Principal Amount	Value (Note 2)
JPMorgan Chase & Co.
1D US SOFR + 0.535%, 06/01/2025(a)	$2,000,000	$2,004,786
1D US SOFR + 0.60%, 09/16/2024(a)	2,500,000	2,508,318
1D US SOFR + 1.46%, 06/01/2024(a)	1,500,000	1,529,635
Series FRN
1D US SOFR + 0.58%, 06/23/2025(a)	2,000,000	2,005,609
Mizuho Financial Group, Inc.
0.87% - 1D US SOFR, 09/08/2024(a)	1,000,000	1,006,333
1.25% - 1D US SOFR, 07/10/2024(a)	1,000,000	1,013,248
Natwest Group PLC
6.10%, 06/10/2023	200,000	218,915
1Y US TI + 2.15%, 05/22/2024(a)	1,000,000	1,029,472
Total Diversified Banks		34,704,861

Electrical Equipment Manufacturing (0.22%)
Otis Worldwide Corp.
3M US L + 0.45%, 04/05/2023(a)	100,000	100,007
Siemens Financieringsmaatschappij NV
0.40%, 03/11/2023(d)	1,000,000	1,002,384
Total Electrical Equipment Manufacturing		1,102,391

Entertainment Content (0.05%)
Fox Corp.
3.67%, 01/25/2022	250,000	254,080

Exploration & Production (0.80%)
Diamondback Energy, Inc.
0.90%, 03/24/2023	3,000,000	3,000,459
Pioneer Natural Resources Co.
0.55%, 05/15/2023	1,000,000	1,001,475
Total Exploration & Production		4,001,934

Financial Services (8.29%)
Ameriprise Financial, Inc.
3.00%, 03/22/2022	250,000	254,493
Credit Suisse Group AG
3.57%, 01/09/2023(d)	4,038,000	4,094,018
1D US SOFR + 2.044%, 06/05/2026(a)(d)	4,000,000	4,120,562
Goldman Sachs Group, Inc.
0.52%, 03/08/2023	2,000,000	2,001,815
1D US SOFR + 0.50%, 09/10/2024(a)	2,500,000	2,501,724
3M US L + 1.053%, 06/05/2023(a)	800,000	816,901
Series VAR
1D US SOFR + 0.538%, 11/17/2023(a)	1,865,000	1,866,086
Series FXD
0.48%, 01/27/2023	3,000,000	3,001,851

	Principal Amount	Value (Note 2)
Intercontinental Exchange, Inc.
0.70%, 06/15/2023	$1,350,000	$1,358,200
Series FRN
3M US L + 0.65%, 06/15/2023(a)	1,350,000	1,350,528
Morgan Stanley
4.88%, 11/01/2022	500,000	527,520
1D US SOFR + 0.525%, 05/30/2025(a)	3,000,000	2,996,697
1D US SOFR + 0.616%, 04/05/2024(a)	2,000,000	2,007,133
Series GMTN
1D US SOFR + 0.509%, 01/22/2025(a)	5,000,000	5,009,884
Nasdaq, Inc.
0.45%, 12/21/2022	2,000,000	2,001,065
National Securities Clearing Corp.
0.40%, 12/07/2023(d)	1,980,000	1,984,173
TD Ameritrade Holding Corp.
3M US L + 0.43%, 11/01/2021(a)	200,000	200,146
UBS AG/London
1.75%, 04/21/2022(d)	700,000	707,036
1D US SOFR + 0.32%, 06/01/2023(a)(d)	1,000,000	1,003,221
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(d)	1,000,000	1,007,712
USAA Capital Corp.
0.50%, 05/01/2024(d)	2,000,000	2,002,252
1.50%, 05/01/2023(d)	500,000	510,774
Total Financial Services		41,323,791

Food & Beverage (0.96%)
Hormel Foods Corp.
0.65%, 06/03/2024	2,000,000	2,006,864
Keurig Dr Pepper, Inc.
0.75%, 03/15/2024	1,000,000	1,001,589
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024(d)	1,723,000	1,770,305
Total Food & Beverage		4,778,758

Forest & Paper Products Manufacturing (0.35%)
Georgia-Pacific LLC
0.63%, 05/15/2024(d)	1,750,000	1,755,662

Hardware (0.21%)
Dell International LLC / EMC Corp.
7.13%, 06/15/2024(d)	1,000,000	1,024,395

Health Care Facilities & Services (3.34%)
AmerisourceBergen Corp.
0.74%, 03/15/2023	2,000,000	2,003,909
Cigna Corp.
0.61%, 03/15/2024	2,000,000	2,001,152
	Principal Amount	Value (Note 2)
HCA, Inc.
4.75%, 05/01/2023	$2,387,000	$2,555,104
5.00%, 03/15/2024	500,000	553,353
Series 1
5.88%, 05/01/2023	1,000,000	1,083,815
Indigo Merger Sub, Inc.
2.88%, 07/15/2026(d)	2,950,000	3,020,401
Jaguar Holding Co. II / PPD Development LP
4.63%, 06/15/2025(d)	5,170,000	5,419,737
Total Health Care Facilities & Services		16,637,471

Homebuilders (0.37%)
Forestar Group, Inc.
3.85%, 05/15/2026(d)	1,835,000	1,859,259

Industrial Other (0.50%)
Element Fleet Management Corp.
1.60%, 04/06/2024(d)	1,470,000	1,496,093
Honeywell International, Inc.
3M US L + 0.23%, 08/19/2022(a)	1,000,000	1,000,162
Total Industrial Other		2,496,255

Leisure Products Manufacturing (0.41%)
Mattel, Inc.
3.15%, 03/15/2023	2,000,000	2,047,660

Life Insurance (0.20%)
Security Benefit Global Funding
1.25%, 05/17/2024(d)	1,000,000	1,003,799

Machinery Manufacturing (0.41%)
Weir Group PLC
2.20%, 05/13/2026(d)	2,000,000	2,023,676

Managed Care (0.80%)
Anthem, Inc.
0.45%, 03/15/2023	1,000,000	1,001,477
Humana, Inc.
0.65%, 08/03/2023	2,000,000	2,000,461
UnitedHealth Group, Inc.
0.55%, 05/15/2024	1,000,000	1,001,746
Total Managed Care		4,003,684

Medical Equipment & Devices Manufacturing (0.86%)
Illumina, Inc.
0.55%, 03/23/2023	2,000,000	2,003,875
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	2,300,000	2,305,373
Total Medical Equipment & Devices Manufacturing		4,309,248

Metals & Mining (1.17%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,592,000	5,828,769

	Principal Amount	Value (Note 2)
Pharmaceuticals (4.45%)
AbbVie, Inc.
2.15%, 11/19/2021	$500,000	$502,949
2.30%, 11/21/2022	1,286,000	1,318,810
2.60%, 11/21/2024	1,000,000	1,058,650
Astrazeneca Finance LLC
0.70%, 05/28/2024	2,500,000	2,504,355
Bausch Health Cos., Inc.
6.13%, 04/15/2025(d)	5,262,000	5,377,106
Elanco Animal Health, Inc.
4.91%, 08/27/2021	4,068,000	4,088,686
Viatris, Inc.
1.13%, 06/22/2022(d)	5,635,000	5,669,096
Zoetis, Inc.
3.25%, 08/20/2021	1,655,000	1,657,254
Total Pharmaceuticals		22,176,906

Pipeline (3.93%)
Buckeye Partners LP
4.15%, 07/01/2023	2,897,000	3,002,016
4.35%, 10/15/2024	750,000	787,969
Energy Transfer LP
3.45%, 01/15/2023	1,500,000	1,549,749
4.50%, 04/15/2024	900,000	980,033
5.20%, 02/01/2022	1,524,000	1,541,471
Energy Transfer LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,390,000	1,414,342
Gray Oak Pipeline LLC
2.00%, 09/15/2023(d)	1,749,000	1,786,069
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(d)	5,500,000	5,582,931
3.90%, 04/01/2024(d)	775,000	812,503
Western Midstream Operating LP
4.35%, 02/01/2025	250,000	262,210
3M US L + 2.10%, 01/13/2023(a)	1,849,000	1,839,357
Total Pipeline		19,558,650

Power Generation (0.79%)
Alexander Funding Trust
1.84%, 11/15/2023(d)	3,369,000	3,428,265
NRG Energy, Inc.
2.00%, 12/02/2025(d)	500,000	514,883
Total Power Generation		3,943,148

Real Estate (0.67%)
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023	1,220,000	1,334,485
Public Storage
1D US SOFR + 0.47%, 04/23/2024(a)	2,000,000	2,003,283
Total Real Estate		3,337,768

Refining & Marketing (1.92%)
HollyFrontier Corp.
2.63%, 10/01/2023	3,009,000	3,114,503
	Principal Amount	Value (Note 2)
Phillips 66
3M US L + 0.62%, 02/15/2024(a)	$1,865,000	$1,866,831
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(a)	4,594,000	4,599,257
Total Refining & Marketing		9,580,591

Restaurants (0.27%)
Yum! Brands, Inc.
7.75%, 04/01/2025(d)	1,250,000	1,355,763

Retail - Consumer Discretionary (1.61%)
Gap, Inc.
8.63%, 05/15/2025(d)	6,147,000	6,738,279
QVC, Inc.
4.38%, 03/15/2023	1,250,000	1,315,369
Total Retail - Consumer Discretionary		8,053,648

Semiconductors (1.03%)
Marvell Technology, Inc.
4.20%, 06/22/2023(d)	2,000,000	2,122,898
Microchip Technology, Inc.
0.97%, 02/15/2024(d)	1,000,000	1,002,280
Skyworks Solutions, Inc.
0.90%, 06/01/2023	2,000,000	2,007,846
Total Semiconductors		5,133,024

Software & Services (2.13%)
Intuit, Inc.
0.65%, 07/15/2023	1,000,000	1,006,624
Nielsen Co. Luxembourg SARL
5.00%, 02/01/2025(d)	2,185,000	2,246,551
Roper Technologies, Inc.
0.45%, 08/15/2022	1,365,000	1,366,724
salesforce.com, Inc.
0.63%, 07/15/2024	1,000,000	1,002,838
VMware, Inc.
0.60%, 08/15/2023	2,000,000	2,004,164
1.00%, 08/15/2024	3,000,000	3,010,056
Total Software & Services		10,636,957

Supermarkets & Pharmacies (1.06%)
7-Eleven, Inc.
0.63%, 02/10/2023(d)	500,000	500,334
0.80%, 02/10/2024(d)	2,000,000	2,000,532
3M US L + 0.45%, 08/10/2022(a)(d)	1,500,000	1,500,383
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 02/15/2023(d)	1,271,000	1,304,726
Total Supermarkets & Pharmacies		5,305,975

Transportation & Logistics (0.40%)
PACCAR Financial Corp.
0.35%, 08/11/2023	1,000,000	1,002,096
0.80%, 06/08/2023	1,000,000	1,009,005
Total Transportation & Logistics		2,011,101

	Principal Amount	Value (Note 2)
Utilities (4.48%)
Atmos Energy Corp.
3M US L + 0.38%, 03/09/2023(a)	$1,795,000	$1,795,507
CenterPoint Energy Resources Corp.
0.70%, 03/02/2023	500,000	500,147
Dominion Energy, Inc.
2.72%, 08/15/2021(c)	2,028,000	2,028,892
Duke Energy Progress LLC
Series A
3M US L + 0.18%, 02/18/2022(a)	500,000	500,011
Exelon Corp.
3.50%, 06/01/2022	435,000	445,301
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	5,000,000	5,019,171
ONE Gas, Inc.
0.85%, 03/11/2023	3,000,000	3,000,962
1.10%, 03/11/2024	1,000,000	1,000,318
Pacific Gas and Electric Co.
1.37%, 03/10/2023	1,000,000	999,488
3M US L + 1.38%, 11/15/2021(a)	4,040,000	4,044,587
WEC Energy Group, Inc.
0.80%, 03/15/2024	3,000,000	3,018,418
Total Utilities		22,352,802

Waste & Environment Services & Equipment (0.15%)
GFL Environmental, Inc.
4.25%, 06/01/2025(d)	700,000	728,000

Wireless Telecommunications Services (0.91%)
AT&T, Inc.
0.90%, 03/25/2024	2,000,000	2,005,710
Sprint Corp.
7.88%, 09/15/2023	2,239,000	2,536,003
Total Wireless Telecommunications Services		4,541,713

Wireline Telecommunications Services (0.40%)
NTT Finance Corp.
0.37%, 03/03/2023(d)	2,000,000	2,001,607

TOTAL CORPORATE BONDS
(Cost $390,038,871)		392,328,547
	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (18.42%)
U.S. Treasury Bonds (18.42%)
United States Treasury Notes
0.13%, 12/31/2022	$4,663,000	$4,663,546
0.13%, 01/31/2023	9,634,000	9,634,000
0.13%, 02/28/2023	11,032,000	11,031,138
0.13%, 03/31/2023	12,106,000	12,102,217
0.13%, 04/30/2023	1,076,000	1,075,475
0.13%, 05/31/2023	7,012,000	7,007,618
0.13%, 06/30/2023	14,456,000	14,446,117
0.25%, 06/15/2023	13,670,000	13,692,427
0.25%, 05/15/2024	4,576,000	4,568,135
0.25%, 06/15/2024	4,786,000	4,775,905
0.38%, 04/15/2024	3,855,000	3,863,132
0.38%, 07/15/2024	2,477,000	2,479,419
0.63%, 07/31/2026	2,488,000	2,479,350
Total U.S. Treasury Bonds		91,818,479

TOTAL GOVERNMENT BONDS
(Cost $91,709,308)		91,818,479

MUNICIPAL BONDS (0.03%)
New York State Urban Development Corp.
2.10%, 03/15/2022	150,000	151,577

TOTAL MUNICIPAL BONDS
(Cost $151,553)		151,577

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.80%)
Money Market Fund (0.80%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.030%	3,988,837	3,988,837

TOTAL SHORT TERM INVESTMENTS
(Cost $3,988,837)			3,988,837

TOTAL INVESTMENTS (101.32%)
(Cost $502,648,890)			$505,144,592

Liabilities In Excess Of Other Assets (-1.32%)			(6,556,595)

NET ASSETS (100.00%)			$498,587,997

Investment Abbreviations:

BSBY - Bloomberg Short-Term Bank Yield

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of July 31, 2021 was 0.09%

3M US L - 3 Month LIBOR as of July 31, 2021 was 0.12%

3M BSBY – 3 Month BSBY as of July 31, 2021 was 0.10%

1D US SOFR - 1 Day SOFR as of July 31, 2021 was 0.05%

1Y US TI - 1 Year US Treasury Index as of July 31, 2021 was 0.07%

10Y US TI - 10 Year US Treasury Index as of July 31, 2021 was 1.24%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2021.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the aggregate market value of those securities was $127,248,395, representing 25.52% of net assets.

See notes to quarterly statement of investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (7.56%)
Fannie Mae
Series 1993-31, Class PN,
7.000%, 09/25/2023	$148,263	$155,136
Series 1997-22, Class F,
0.646%, 03/25/2027(a)	16,707	16,728
Series 1997-76, Class FO,
1M US L + 0.50%, 09/17/2027(a)	21,091	21,159
Series 1999-58, Class F,
1M US L + 0.40%, 11/18/2029(a)	59,122	59,302
Series 2000-40, Class FA,
1M US L + 0.50%, 07/25/2030(a)	20,094	19,981
Series 2000-45, Class F,
1M US L + 0.45%, 12/25/2030(a)	23,004	23,112
Series 2001-27, Class F,
1M US L + 0.50%, 06/25/2031(a)	16,351	16,432
Series 2001-29, Class Z,
6.500%, 07/25/2031	64,658	74,662
Series 2001-51, Class OD,
6.500%, 10/25/2031	45,346	48,046
Series 2001-52, Class XZ,
6.500%, 10/25/2031	35,677	41,915
Series 2001-59, Class F,
1M US L + 0.60%, 11/25/2031(a)	139,393	141,069
Series 2001-60, Class OF,
1M US L + 0.95%, 10/25/2031(a)	16,460	16,858
Series 2001-63, Class FD,
1M US L + 0.60%, 12/18/2031(a)	19,077	19,230
Series 2001-63, Class TC,
6.000%, 12/25/2031	26,395	30,436
Series 2001-68, Class PH,
6.000%, 12/25/2031	23,059	26,523
Series 2001-71, Class FE,
1M US L + 0.65%, 11/25/2031(a)	94,719	95,926
Series 2001-71, Class FS,
1M US L + 0.60%, 11/25/2031(a)	77,461	76,694
	Principal Amount	Value (Note 2)
Series 2001-81, Class GE,
6.000%, 01/25/2032	$19,104	$22,079
Series 2002-11, Class JF,
1M US L + 0.73%, 03/25/2032(a)	59,940	60,877
Series 2002-12, Class FH,
1M US L + 1.05%, 01/25/2032(a)	66,798	68,400
Series 2002-13, Class FE,
1M US L + 0.90%, 03/25/2032(a)	68,342	69,505
Series 2002-16, Class TM,
7.000%, 04/25/2032	16,549	19,477
Series 2002-17, Class JF,
1M US L + 1.00%, 04/25/2032(a)	36,118	36,957
Series 2002-18, Class FD,
1M US L + 0.80%, 02/25/2032(a)	62,823	64,014
Series 2002-23, Class FA,
1M US L + 0.90%, 04/25/2032(a)	55,012	56,335
Series 2002-34, Class EO,
–%, 05/18/2032(b)	66,441	64,700
Series 2002-36, Class FS,
1M US L + 0.50%, 06/25/2032(a)	50,039	50,216
Series 2002-44, Class FJ,
1M US L + 1.00%, 04/25/2032(a)	95,912	98,157
Series 2002-47, Class FC,
1M US L + 0.60%, 11/25/2031(a)	18,475	18,658
Series 2002-48, Class F,
1M US L + 1.00%, 07/25/2032(a)	60,406	61,830
Series 2002-49, Class FC,
1M US L + 1.00%, 11/18/2031(a)	38,268	39,180
Series 2002-60, Class FV,
1M US L + 1.00%, 04/25/2032(a)	134,064	137,215
Series 2002-63, Class EZ,
6.000%, 10/25/2032	10,983	12,969
Series 2002-68, Class AF,
1M US L + 1.00%, 10/25/2032(a)	26,613	27,241
Series 2002-7, Class FC,
1M US L + 0.75%, 01/25/2032(a)	77,306	78,621
Series 2002-71, Class AQ,
4.000%, 11/25/2032	70,088	75,496

	Principal Amount	Value (Note 2)
Series 2002-8, Class FA,
1M US L + 0.75%, 03/18/2032(a)	$23,796	$24,269
Series 2002-80, Class CZ,
4.500%, 09/25/2032	92,856	110,298
Series 2002-9, Class FW,
1M US L + 0.55%, 03/25/2032(a)	19,031	18,991
Series 2002-91, Class F,
1M US L + 0.55%, 01/25/2033(a)	28,419	28,678
Series 2003-107, Class FD,
1M US L + 0.50%, 11/25/2033(a)	17,819	17,969
Series 2003-110, Class CK,
3.000%, 11/25/2033	33,465	35,453
Series 2003-116, Class FA,
1M US L + 0.40%, 11/25/2033(a)	38,628	38,840
Series 2003-119, Class ZP,
4.000%, 12/25/2033	60,745	66,769
Series 2003-119, Class FH,
1M US L + 0.50%, 12/25/2033(a)	47,035	47,680
Series 2003-128, Class MF,
1M US L + 0.60%, 01/25/2034(a)	74,279	75,389
Series 2003-131, Class CH,
5.500%, 01/25/2034	105,451	120,823
Series 2003-134, Class FC,
1M US L + 0.60%, 12/25/2032(a)	41,464	42,168
Series 2003-14, Class AP,
4.000%, 03/25/2033	141,017	146,960
Series 2003-14, Class AN,
3.500%, 03/25/2033	94,011	97,975
Series 2003-19, Class MB,
4.000%, 05/25/2031	50,941	55,939
Series 2003-21, Class OG,
4.000%, 01/25/2033	46,194	49,424
Series 2003-22, Class BZ,
6.000%, 04/25/2033	27,859	32,093
Series 2003-27, Class EK,
5.000%, 04/25/2033	37,287	42,949
Series 2003-30, Class JQ,
5.500%, 04/25/2033	37,103	42,347
Series 2003-32, Class UJ,
5.500%, 05/25/2033	54,669	61,837
Series 2003-41, Class OZ,
3.750%, 05/25/2033	123,776	135,802
	Principal Amount	Value (Note 2)
Series 2003-42, Class JH,
5.500%, 05/25/2033	$101,751	$114,286
Series 2003-46, Class PJ,
5.500%, 06/25/2033	47,073	54,194
Series 2003-47, Class PE,
5.750%, 06/25/2033	57,686	66,194
Series 2003-64, Class ZC,
5.000%, 07/25/2033	40,367	45,753
Series 2003-64, Class JK,
3.500%, 07/25/2033	68,426	74,915
Series 2003-71, Class HD,
5.500%, 08/25/2033	218,095	245,499
Series 2003-76, Class EZ,
5.000%, 08/25/2033	184,509	208,997
Series 2003-94, Class CE,
5.000%, 10/25/2033	16,042	17,359
Series 2004-101, Class TB,
5.500%, 01/25/2035	157,391	181,716
Series 2004-14, Class QB,
5.250%, 03/25/2034	192,000	221,546
Series 2004-17, Class DZ,
5.500%, 04/25/2034	35,443	39,332
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	150,164
Series 2004-26, Class CG,
4.500%, 08/25/2033	15,616	16,119
Series 2004-36, Class CB,
5.000%, 05/25/2034	144,483	162,335
Series 2004-36, Class FA,
1M US L + 0.40%, 05/25/2034(a)	39,778	39,997
Series 2004-53, Class FC,
1M US L + 0.45%, 07/25/2034(a)	248,816	250,388
Series 2004-54, Class FL,
1M US L + 0.40%, 07/25/2034(a)	178,702	180,273
Series 2004-60, Class AC,
5.500%, 04/25/2034	108,000	122,209
Series 2004-68, Class LC,
5.000%, 09/25/2029	56,247	62,767
Series 2004-77, Class AY,
4.500%, 10/25/2034	24,078	26,936
Series 2004-82, Class HK,
5.500%, 11/25/2034	68,154	79,301
Series 2004-92, Class TB,
5.500%, 12/25/2034	109,926	126,420
Series 2005-110, Class MP,
5.500%, 12/25/2035	32,200	36,137

	Principal Amount	Value (Note 2)
Series 2005-120, Class FE,
1M US L + 0.52%, 01/25/2036(a)	$31,166	$31,677
Series 2005-122, Class PY,
6.000%, 01/25/2036	324,000	382,971
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	29,138
Series 2005-17, Class EZ,
4.500%, 03/25/2035	146,330	156,366
Series 2005-22, Class DA,
5.500%, 12/25/2034	2,729	2,739
Series 2005-29, Class ZA,
5.500%, 04/25/2035	86,673	99,938
Series 2005-3, Class CP,
5.500%, 10/25/2034	91	91
Series 2005-3, Class CH,
5.250%, 02/25/2035	98,591	112,170
Series 2005-35, Class DZ,
5.000%, 04/25/2035	194,305	220,376
Series 2005-48, Class TD,
5.500%, 06/25/2035	161,079	186,713
Series 2005-59, Class DF,
1M US L + 0.20%, 05/25/2035(a)	3,558	3,565
Series 2005-62, Class GZ,
5.750%, 07/25/2035	488,885	582,561
Series 2005-62, Class JC,
5.000%, 05/25/2035	7,220	7,417
Series 2005-62, Class ZD,
5.000%, 06/25/2035	111,555	118,261
Series 2005-62, Class JE,
5.000%, 06/25/2035	66,324	68,266
Series 2005-64, Class PL,
5.500%, 07/25/2035	124,150	140,465
Series 2005-68, Class CZ,
5.500%, 08/25/2035	446,663	510,269
Series 2005-68, Class BE,
5.250%, 08/25/2035	97,000	110,962
Series 2005-68, Class PG,
5.500%, 08/25/2035	44,067	50,313
Series 2005-69, Class GZ,
4.500%, 08/25/2035	59,887	62,866
Series 2005-7, Class MZ,
4.750%, 02/25/2035	87,768	93,898
Series 2005-70, Class NA,
5.500%, 08/25/2035	18,199	20,768
Series 2005-70, Class KP,
5.000%, 06/25/2035	68,438	78,896
Series 2005-72, Class FB,
1M US L + 0.25%, 08/25/2035(a)	24,112	24,057
	Principal Amount	Value (Note 2)
Series 2005-79, Class DB,
5.500%, 09/25/2035	$101,122	$114,201
Series 2005-83, Class QP,
17.394% - 1M US L%, 11/25/2034(a)	281,786	326,343
Series 2005-84, Class XM,
5.750%, 10/25/2035	76,636	86,891
Series 2005-89, Class F,
1M US L + 0.30%, 10/25/2035(a)	30,728	30,969
Series 2005-99, Class FA,
1M US L + 0.30%, 11/25/2035(a)	46,275	46,398
Series 2005-99, Class ZA,
5.500%, 12/25/2035	106,310	141,877
Series 2006-112, Class QC,
5.500%, 11/25/2036	28,456	33,321
Series 2006-114, Class HE,
5.500%, 12/25/2036	126,658	148,026
Series 2006-115, Class EF,
1M US L + 0.36%, 12/25/2036(a)	22,100	22,307
Series 2006-16, Class HZ,
5.500%, 03/25/2036	475,786	548,783
Series 2006-39, Class EF,
1M US L + 0.40%, 05/25/2036(a)	21,858	22,015
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	39,995
Series 2006-48, Class TF,
1M US L + 0.40%, 06/25/2036(a)	50,327	50,842
Series 2006-48, Class DZ,
6.000%, 06/25/2036	79,318	117,517
Series 2006-56, Class F,
1M US L + 0.30%, 07/25/2036(a)	17,572	17,655
Series 2006-63, Class QH,
5.500%, 07/25/2036	41,953	48,064
Series 2006-71, Class ZH,
6.000%, 07/25/2036	59,542	70,529
Series 2006-95, Class FH,
1M US L + 0.45%, 10/25/2036(a)	39,274	39,795
Series 2007-100, Class YF,
1M US L + 0.55%, 10/25/2037(a)	22,053	22,490
Series 2007-109, Class GF,
1M US L + 0.68%, 12/25/2037(a)	69,204	70,924

	Principal Amount	Value (Note 2)
Series 2007-111, Class FC,
1M US L + 0.60%, 12/25/2037(a)	$46,034	$46,808
Series 2007-117, Class FM,
1M US L + 0.70%, 01/25/2038(a)	68,727	70,501
Series 2007-12, Class ZA,
6.000%, 03/25/2037	143,774	179,972
Series 2007-14, Class GZ,
5.500%, 03/25/2037	368,465	429,689
Series 2007-30, Class MB,
4.250%, 04/25/2037	92,030	97,905
Series 2007-33, Class HE,
5.500%, 04/25/2037	57,594	67,033
Series 2007-34, Class F,
1M US L + 0.39%, 04/25/2037(a)	37,362	37,744
Series 2007-41, Class FA,
1M US L + 0.40%, 05/25/2037(a)	31,413	31,694
Series 2007-51, Class CP,
5.500%, 06/25/2037	37,908	43,735
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	36,380
Series 2007-55, Class PH,
6.000%, 06/25/2047	506,243	608,810
Series 2007-57, Class FA,
1M US L + 0.23%, 06/25/2037(a)	34,098	34,187
Series 2007-6, Class FC,
1M US L + 0.42%, 02/25/2037(a)	50,784	51,280
Series 2007-63, Class FC,
1M US L + 0.35%, 07/25/2037(a)	29,648	29,846
Series 2007-65, Class KF,
1M US L + 0.38%, 07/25/2037(a)	59,849	60,457
Series 2007-65, Class ZE,
5.500%, 07/25/2037	188,906	213,574
Series 2007-70, Class FA,
1M US L + 0.35%, 07/25/2037(a)	42,537	42,808
Series 2007-85, Class FC,
1M US L + 0.54%, 09/25/2037(a)	135,407	137,344
Series 2007-85, Class FL,
1M US L + 0.54%, 09/25/2037(a)	47,485	48,391
Series 2007-86, Class FA,
1M US L + 0.45%, 09/25/2037(a)	43,619	44,000
	Principal Amount	Value (Note 2)
Series 2007-9, Class FB,
1M US L + 0.35%, 03/25/2037(a)	$34,567	$35,007
Series 2008-18, Class FA,
1M US L + 0.90%, 03/25/2038(a)	183,890	188,400
Series 2008-24, Class WD,
5.500%, 02/25/2038	124,095	149,883
Series 2008-25, Class EF,
1M US L + 0.95%, 04/25/2038(a)	60,786	62,482
Series 2008-46, Class LA,
5.500%, 06/25/2038	13,393	15,542
Series 2008-66, Class FT,
1M US L + 0.95%, 08/25/2038(a)	34,677	35,568
Series 2008-86, Class FC,
1M US L + 1.10%, 12/25/2038(a)	302,997	303,853
Series 2009-10, Class AB,
5.000%, 03/25/2024	66,771	68,705
Series 2009-103, Class FM,
1M US L + 0.70%, 11/25/2039(a)	61,723	62,660
Series 2009-104, Class FA,
1M US L + 0.80%, 12/25/2039(a)	57,296	57,122
Series 2009-11, Class MP,
7.000%, 03/25/2049	171,381	210,255
Series 2009-110, Class FG,
1M US L + 0.75%, 01/25/2040(a)	149,251	152,400
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	155,152
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	69,265
Series 2009-47, Class BN,
4.500%, 07/25/2039	50,561	56,696
Series 2009-62, Class WA,
5.577%, 08/25/2039(a)	90,443	101,220
Series 2009-68, Class FD,
1M US L + 1.25%, 09/25/2039(a)	60,807	61,994
Series 2009-70, Class CO,
–%, 01/25/2037(b)	107,321	99,665
Series 2009-70, Class FA,
1M US L + 1.20%, 09/25/2039(a)	37,814	38,265
Series 2009-86, Class OT,
–%, 10/25/2037(b)	46,986	43,322

	Principal Amount	Value (Note 2)
Series 2009-87, Class FG,
1M US L + 0.75%, 11/25/2039(a)	$66,927	$68,143
Series 2009-90, Class UZ,
4.500%, 11/25/2039	593,296	704,264
Series 2010-1, Class WA,
6.222%, 02/25/2040(a)	29,368	33,525
Series 2010-102, Class HA,
4.000%, 09/25/2050	67,520	73,987
Series 2010-103, Class DZ,
4.500%, 09/25/2040	199,209	244,619
Series 2010-103, Class PJ,
4.500%, 09/25/2040	49,624	55,768
Series 2010-111, Class FC,
1M US L + 0.52%, 10/25/2040(a)	71,879	72,855
Series 2010-118, Class LZ,
4.750%, 10/25/2040	49,070	56,356
Series 2010-118, Class GF,
1M US L + 0.55%, 10/25/2039(a)	69,641	69,944
Series 2010-122, Class JA,
7.000%, 07/25/2040	37,342	42,474
Series 2010-123, Class KU,
4.500%, 11/25/2040	198,710	228,210
Series 2010-123, Class FL,
1M US L + 0.43%, 11/25/2040(a)	28,829	29,108
Series 2010-129, Class PZ,
4.500%, 11/25/2040	71,626	77,882
Series 2010-130, Class BZ,
4.500%, 11/25/2040	1,858,983	1,997,009
Series 2010-137, Class XP,
4.500%, 10/25/2040	35,286	36,390
Series 2010-14, Class FJ,
1M US L + 0.60%, 03/25/2040(a)	61,296	61,894
Series 2010-141, Class AL,
4.000%, 12/25/2040	82,165	87,997
Series 2010-141, Class FB,
1M US L + 0.47%, 12/25/2040(a)	57,475	58,292
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	104,156
Series 2010-142, Class FM,
1M US L + 0.47%, 12/25/2040(a)	21,914	22,273
Series 2010-154, Class JA,
3.000%, 11/25/2040	479,127	499,748
	Principal Amount	Value (Note 2)
Series 2010-158, Class KF,
1M US L + 0.50%, 04/25/2040(a)	$34,072	$34,167
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	88,207
Series 2010-33, Class KN,
4.500%, 03/25/2040	80,813	86,065
Series 2010-37, Class CY,
5.000%, 04/25/2040	51,987	59,254
Series 2010-38, Class KD,
4.500%, 09/25/2039	8,775	9,023
Series 2010-39, Class EF,
1M US L + 0.52%, 06/25/2037(a)	54,852	55,723
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	219,688
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	328,487
Series 2010-58, Class FY,
1M US L + 0.73%, 06/25/2040(a)	68,001	69,686
Series 2010-64, Class DM,
5.000%, 06/25/2040	66,516	75,039
Series 2010-67, Class BD,
4.500%, 06/25/2040	588,958	691,635
Series 2010-68, Class WB,
4.500%, 07/25/2040	45,000	53,651
Series 2010-82, Class WZ,
5.000%, 08/25/2040	346,255	416,116
Series 2010-9, Class ME,
5.000%, 02/25/2040	1,167,000	1,376,615
Series 2011-104, Class KH,
2.000%, 03/25/2039	6,762	6,826
Series 2011-114, Class B,
3.500%, 11/25/2041	245,462	273,085
Series 2011-121, Class JP,
4.500%, 12/25/2041	151,884	164,579
Series 2011-130, Class KB,
4.000%, 12/25/2041	74,682	81,896
Series 2011-132, Class PE,
4.500%, 12/25/2041	40,287	45,694
Series 2011-145, Class JA,
4.500%, 12/25/2041	17,791	18,410
Series 2011-15, Class AF,
1M US L + 0.51%, 03/25/2041(a)	36,796	36,895
Series 2011-17, Class PD,
4.000%, 03/25/2041	10,715	11,193
Series 2011-26, Class PA,
4.500%, 04/25/2041	147,974	163,084

	Principal Amount	Value (Note 2)
Series 2011-27, Class ZD,
2.500%, 09/25/2040	$157,920	$164,415
Series 2011-3, Class FA,
1M US L + 0.68%, 02/25/2041(a)	229,848	233,562
Series 2011-43, Class B,
3.500%, 05/25/2031	31,266	33,926
Series 2011-45, Class ZA,
4.000%, 05/25/2031	30,726	33,354
Series 2011-47, Class GF,
1M US L + 0.57%, 06/25/2041(a)	146,644	149,141
Series 2011-5, Class PO,
–%, 09/25/2040(b)	13,666	11,468
Series 2011-55, Class BZ,
3.500%, 06/25/2041	302,127	331,873
Series 2011-74, Class UB,
4.000%, 07/25/2040	243,599	263,827
Series 2011-75, Class HP,
2.500%, 07/25/2040	25,285	25,664
Series 2011-86, Class NF,
1M US L + 0.55%, 09/25/2041(a)	36,501	37,136
Series 2011-86, Class AF,
1M US L + 0.50%, 02/25/2040(a)	47,831	47,784
Series 2011-93, Class GA,
4.000%, 04/25/2039	34,852	36,905
Series 2011-93, Class ST,
4.000%, 09/25/2041	29,662	33,289
Series 2012-100, Class DB,
3.000%, 09/25/2042	150,000	160,600
Series 2012-106, Class QN,
3.500%, 10/25/2042	83,412	87,819
Series 2012-111, Class B,
7.000%, 10/25/2042	122,723	149,300
Series 2012-120, Class AH,
2.500%, 02/25/2032	64,120	65,920
Series 2012-128, Class NP,
2.500%, 11/25/2042	16,561	17,183
Series 2012-129, Class HT,
2.000%, 12/25/2032	63,389	64,253
Series 2012-13, Class JP,
4.500%, 02/25/2042	836,636	887,815
Series 2012-131, Class FG,
1M US L + 0.35%, 09/25/2042(a)	20,467	20,504
Series 2012-137, Class CF,
1M US L + 0.30%, 08/25/2041(a)	45,264	45,230
	Principal Amount	Value (Note 2)
Series 2012-139, Class GB,
2.500%, 12/25/2042	$210,538	$198,128
Series 2012-14, Class MH,
2.000%, 12/25/2040	39,733	40,256
Series 2012-14, Class FL,
1M US L + 0.45%, 12/25/2040(a)	11,013	11,058
Series 2012-149, Class DA,
1.750%, 01/25/2043	44,708	45,570
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	149,885
Series 2012-149, Class ZA,
3.000%, 01/25/2041	190,717	196,067
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	60,822
Series 2012-20, Class TD,
4.500%, 02/25/2042	117,942	122,646
Series 2012-26, Class MA,
3.500%, 03/25/2042	202,672	219,875
Series 2012-33, Class F,
1M US L + 0.52%, 04/25/2042(a)	51,631	52,248
Series 2012-37, Class BF,
1M US L + 0.50%, 12/25/2035(a)	70,146	71,218
Series 2012-46, Class YB,
3.500%, 05/25/2042	84,109	86,220
Series 2012-47, Class HF,
1M US L + 0.40%, 05/25/2027(a)	100,349	100,124
Series 2012-49, Class TG,
2.000%, 07/25/2041	150,354	153,556
Series 2012-50, Class HC,
2.000%, 03/25/2042	62,992	64,456
Series 2012-53, Class AP,
2.000%, 04/25/2041	192,052	195,656
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	463,717
Series 2012-56, Class WB,
3.500%, 05/25/2042	111,379	118,345
Series 2012-64, Class NA,
3.000%, 08/25/2041	180,134	183,449
Series 2012-70, Class WC,
3.000%, 07/25/2042	122,000	124,656
Series 2012-80, Class GZ,
3.000%, 08/25/2042	566,195	596,293
Series 2012-82, Class E,
2.000%, 04/25/2042	51,749	53,481
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	54,124

	Principal Amount	Value (Note 2)
Series 2012-83, Class LD,
2.000%, 04/25/2041	$125,626	$127,330
Series 2012-94, Class KF,
1M US L + 0.35%, 05/25/2038(a)	16,640	16,664
Series 2012-98, Class ZP,
6.000%, 09/25/2042	596,811	851,110
Series 2013-100, Class DH,
3.000%, 09/25/2031	80,727	82,362
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	61,950
Series 2013-108, Class GU,
3.000%, 10/25/2033	55,000	59,774
Series 2013-111, Class PA,
2.000%, 12/25/2042	87,508	87,645
Series 2013-114, Class LM,
4.000%, 03/25/2042	300,000	334,435
Series 2013-127, Class NA,
2.000%, 09/25/2039	86,469	87,891
Series 2013-129, Class WL,
2.000%, 12/25/2027	14,478	14,700
Series 2013-130, Class FB,
1M US L + 0.45%, 01/25/2044(a)	57,995	58,600
Series 2013-136, Class QB,
3.500%, 03/25/2042	276,336	300,783
Series 2013-17, Class YM,
4.000%, 03/25/2033	21,180	23,463
Series 2013-2, Class QF,
1M US L + 0.50%, 02/25/2043(a)	23,025	23,258
Series 2013-35, Class CV,
3.000%, 02/25/2043	100,000	108,466
Series 2013-40, Class KD,
1.750%, 04/25/2042	19,477	19,675
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	106,354
Series 2013-53, Class CV,
3.500%, 05/25/2030	126,427	133,047
Series 2013-68, Class P,
3.500%, 10/25/2042	268,269	281,106
Series 2013-68, Class LE,
2.000%, 04/25/2043	160,309	164,031
Series 2013-72, Class AF,
1M US L + 0.25%, 11/25/2042(a)	16,653	16,683
Series 2013-72, Class YA,
3.000%, 06/25/2033	14,349	14,655
Series 2013-9, Class CB,
5.500%, 04/25/2042	17,248	19,868
	Principal Amount	Value (Note 2)
Series 2013-91, Class PB,
4.000%, 09/25/2043	$100,000	$111,314
Series 2013-94, Class BA,
3.000%, 03/25/2031	743,530	753,589
Series 2013-98, Class CJ,
2.500%, 07/25/2030	40,937	41,187
Series 2014-12, Class GV,
3.500%, 03/25/2027	120,763	123,129
Series 2014-21, Class MA,
2.000%, 09/25/2041	151,246	155,930
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	55,861
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	52,059
Series 2014-49, Class CA,
3.000%, 08/25/2044	150,872	160,139
Series 2014-73, Class FA,
1M US L + 0.35%, 11/25/2044(a)	21,172	21,316
Series 2014-81, Class GC,
3.000%, 03/25/2038	63,969	66,699
Series 2014-88, Class ER,
2.500%, 02/25/2036	46,686	49,000
Series 2015-44, Class J,
3.500%, 12/25/2040	155,825	157,402
Series 2015-48, Class DB,
3.000%, 08/25/2038	82,305	82,499
Series 2015-51, Class CD,
3.000%, 07/25/2044	206,760	215,412
Series 2015-94, Class EP,
3.000%, 07/25/2043	8,813	8,806
Series 2016-14, Class NC,
2.500%, 03/25/2046	1,165,045	1,192,469
Series 2016-27, Class HK,
3.000%, 01/25/2041	425,483	455,442
Series 2016-33, Class LE,
2.500%, 11/25/2033	62,494	65,637
Series 2016-48, Class UF,
1M US L + 0.40%, 08/25/2046(a)	104,444	105,204
Series 2016-55, Class EA,
1.750%, 07/25/2043	1,082,242	1,096,365
Series 2016-75, Class FC,
1M US L + 0.40%, 10/25/2046(a)	39,248	39,632
Series 2016-8, Class CB,
3.500%, 03/25/2046	525,000	592,745
Series 2016-85, Class BA,
2.500%, 11/25/2046	22,480	23,460
Series 2016-9, Class PA,
2.500%, 06/25/2045	391,659	406,179

	Principal Amount	Value (Note 2)
Series 2016-9, Class D,
3.000%, 03/25/2046	$48,553	$51,606
Series 2016-93, Class LA,
3.000%, 08/25/2042	29,171	29,224
Series 2017-1, Class JP,
3.500%, 04/25/2045	226,128	229,961
Series 2017-1, Class AP,
3.500%, 05/25/2043	41,240	41,366
Series 2017-10, Class FA,
1M US L + 0.40%, 03/25/2047(a)	46,264	46,645
Series 2017-107, Class GA,
3.000%, 08/25/2045	161,559	163,562
Series 2017-15, Class PE,
3.500%, 04/25/2046	81,155	85,687
Series 2017-16, Class JA,
3.000%, 02/25/2043	96	96
Series 2017-19, Class B,
3.000%, 01/25/2047	107,423	111,969
Series 2017-22, Class DA,
4.000%, 08/25/2044	66,025	67,612
Series 2017-24, Class H,
3.000%, 08/25/2043	293,903	302,037
Series 2017-35, Class AH,
3.500%, 04/25/2053	34,037	35,005
Series 2017-38, Class JA,
3.000%, 03/25/2047	195,540	204,523
Series 2017-40, Class GL,
3.500%, 03/25/2043	20,480	20,950
Series 2017-45, Class KD,
3.500%, 02/25/2044	35,091	35,372
Series 2017-46, Class AB,
3.500%, 07/25/2049	57,283	58,014
Series 2017-56, Class BA,
3.000%, 03/25/2045	165,377	170,762
Series 2017-59, Class DC,
3.500%, 05/25/2044	16,854	16,867
Series 2017-68, Class HQ,
3.000%, 07/25/2046	191,175	199,406
Series 2018-1, Class TE,
3.500%, 03/25/2044	461,157	472,071
Series 2018-11, Class BC,
3.750%, 05/25/2044	77,905	77,987
Series 2018-16, Class HA,
3.000%, 07/25/2043	50,315	50,811
Series 2018-19, Class KB,
3.000%, 04/25/2046	155,315	159,163
Series 2018-2, Class HD,
3.000%, 02/25/2047	85,109	87,061
Series 2018-22, Class BD,
3.500%, 05/25/2044	100,546	100,751
	Principal Amount	Value (Note 2)
Series 2018-24, Class BA,
3.500%, 09/25/2045	$134,611	$138,249
Series 2018-38, Class PA,
3.500%, 06/25/2047	35,783	37,270
Series 2018-39, Class FG,
1M US L + 0.25%, 11/25/2033(a)	151,279	152,069
Series 2018-41, Class PZ,
4.000%, 06/25/2048	886,278	1,044,176
Series 2018-43, Class FE,
1M US L + 0.25%, 09/25/2038(a)	52,359	52,571
Series 2018-45, Class GA,
3.000%, 06/25/2048	70,131	73,467
Series 2018-5, Class JP,
3.000%, 09/25/2047	90,192	92,069
Series 2018-56, Class CH,
3.000%, 08/25/2048	56,651	59,697
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	113,209
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	359,027
Series 2018-77, Class BA,
3.000%, 04/25/2044	27,458	27,470
Series 2018-83, Class LH,
4.000%, 11/25/2048	45,322	47,847
Series 2018-94, Class KD,
3.500%, 12/25/2048	96,225	101,284
Series 2019-10, Class MA,
3.000%, 03/25/2049	155,182	161,314
Series 2019-13, Class MH,
3.000%, 03/25/2049	888,483	946,566
Series 2019-37, Class AE,
6.000%, 07/25/2043	185,525	185,642
Series 2019-55, Class MQ,
3.500%, 10/25/2049	1,238,350	1,310,262
Series 2019-60, Class BF,
1M US L + 0.45%, 10/25/2049(a)	23,008	23,160
Series 2019-65, Class HA,
2.500%, 11/25/2049	240,963	249,178
Series 2020-10, Class B,
3.000%, 03/25/2050	517,314	532,015
Series 2020-11, Class EA,
3.000%, 05/25/2043	37,815	37,834
		47,974,864
Freddie Mac
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	5,056	5,367
Series 1996-1863, Class Z,
6.500%, 07/15/2026	10,099	10,681

	Principal Amount	Value (Note 2)
Series 1997-1935, Class FK,
1M US L + 0.70%, 02/15/2027(a)	$16,868	$16,998
Series 1997-1980, Class Z,
7.000%, 07/15/2027	18,057	20,491
Series 1998-2034, Class Z,
6.500%, 02/15/2028	36,526	40,913
Series 1998-2035, Class PC,
6.950%, 03/15/2028	6,820	7,698
Series 1998-2053, Class Z,
6.500%, 04/15/2028	19,834	22,681
Series 1998-2060, Class Z,
6.500%, 05/15/2028	13,054	14,798
Series 1998-2079, Class FA,
1M US L + 0.50%, 07/17/2028(a)	5,400	5,410
Series 1998-2095, Class PE,
6.000%, 11/15/2028	22,507	25,360
Series 1998-2102, Class Z,
6.000%, 12/15/2028	73,903	83,151
Series 1999-2115, Class FB,
1M US L + 0.45%, 01/15/2029(a)	43,215	43,350
Series 1999-2126, Class CB,
6.250%, 02/15/2029	33,936	37,728
Series 1999-2137, Class TH,
6.500%, 03/15/2029	7,904	9,003
Series 1999-2154, Class PL,
6.500%, 05/15/2029	35,353	40,489
Series 2000-2224, Class CB,
8.000%, 03/15/2030	9,312	11,110
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	14,735	16,613
Series 2001-2279, Class Z,
6.000%, 01/15/2031	15,601	17,482
Series 2001-2320, Class FI,
1M US L + 0.50%, 09/15/2029(a)	43,209	43,456
Series 2001-2322, Class FV,
1M US L + 0.50%, 06/15/2030(a)	35,522	35,048
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	164,518	193,727
Series 2001-2334, Class KB,
6.500%, 05/15/2028	118,821	133,531
Series 2001-2341, Class FP,
1M US L + 0.90%, 07/15/2031(a)	42,165	43,088
Series 2001-2367, Class FA,
1M US L + 0.525%, 06/15/2031(a)	37,420	37,696
	Principal Amount	Value (Note 2)
Series 2001-2372, Class F,
1M US L + 0.50%, 10/15/2031(a)	$33,390	$33,559
Series 2001-2388, Class FR,
1M US L + 0.65%, 06/15/2031(a)	24,898	25,180
Series 2001-2388, Class FB,
1M US L + 0.60%, 01/15/2029(a)	28,527	28,757
Series 2001-2391, Class HF,
1M US L + 0.55%, 06/15/2031(a)	12,841	12,945
Series 2001-2396, Class FM,
1M US L + 0.45%, 12/15/2031(a)	48,632	48,784
Series 2001-2396, Class FN,
1M US L + 0.65%, 12/15/2031(a)	126,304	128,314
Series 2002-2411, Class F,
1M US L + 0.55%, 02/15/2032(a)	31,676	31,986
Series 2002-2412, Class OF,
1M US L + 0.95%, 12/15/2031(a)	40,202	41,148
Series 2002-2417, Class FY,
1M US L + 0.60%, 12/15/2031(a)	12,971	13,104
Series 2002-2424, Class FY,
1M US L + 0.45%, 03/15/2032(a)	66,337	66,539
Series 2002-2430, Class WF,
6.500%, 03/15/2032	11,419	13,498
Series 2002-2433, Class FA,
1M US L + 0.95%, 02/15/2032(a)	44,987	46,028
Series 2002-2460, Class FA,
1M US L + 1.00%, 03/15/2032(a)	88,170	90,198
Series 2002-2466, Class FV,
1M US L + 0.55%, 03/15/2032(a)	84,276	85,013
Series 2002-2470, Class EF,
1M US L + 1.00%, 03/15/2032(a)	94,522	96,287
Series 2002-2478, Class FD,
1M US L + 1.00%, 02/15/2032(a)	27,001	27,104
Series 2002-2481, Class FE,
1M US L + 1.00%, 03/15/2032(a)	26,709	27,323
Series 2002-2488, Class FU,
1M US L + 0.60%, 03/15/2032(a)	80,211	79,913

	Principal Amount	Value (Note 2)
Series 2002-2494, Class F,
1M US L + 1.05%, 06/15/2031(a)	$49,711	$50,867
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	50,163	55,233
Series 2002-2510, Class FE,
1M US L + 0.40%, 10/15/2032(a)	42,067	42,139
Series 2002-2513, Class AF,
1M US L + 1.00%, 02/15/2032(a)	72,174	73,845
Series 2002-2516, Class FD,
1M US L + 1.00%, 02/15/2032(a)	68,589	70,215
Series 2002-2517, Class FR,
1M US L + 0.35%, 10/15/2032(a)	19,351	19,387
Series 2002-2524, Class DH,
6.000%, 11/15/2032	33,000	38,799
Series 2002-2525, Class NU,
5.000%, 04/15/2032	104,618	117,115
Series 2002-2535, Class AW,
5.500%, 12/15/2032	15,372	17,476
Series 2002-2538, Class F,
1M US L + 0.60%, 12/15/2032(a)	200,878	204,482
Series 2002-2541, Class BL,
5.500%, 12/15/2032	58,854	66,811
Series 2003-2554, Class MN,
5.500%, 01/15/2033	62,969	71,914
Series 2003-2557, Class NU,
5.250%, 03/15/2032	77,417	88,656
Series 2003-2557, Class HL,
5.300%, 01/15/2033	131,754	151,952
Series 2003-2557, Class WF,
1M US L + 0.40%, 01/15/2033(a)	45,665	45,835
Series 2003-2568, Class D,
5.500%, 02/15/2033	43,415	49,750
Series 2003-2571, Class FY,
1M US L + 0.75%, 12/15/2032(a)	28,786	29,382
Series 2003-2587, Class FW,
1M US L + 0.47%, 03/15/2033(a)	56,564	56,459
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	239,139	265,090
Series 2003-2590, Class QY,
3.750%, 04/15/2028	15,667	16,294
Series 2003-2614, Class FV,
1M US L + 1.50%, 05/15/2033(a)	304,204	314,559
	Principal Amount	Value (Note 2)
Series 2003-2624, Class QH,
5.000%, 06/15/2033	$17,455	$20,068
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	186,133	218,456
Series 2003-2627, Class CN,
5.000%, 06/15/2033	50,760	58,402
Series 2003-2631, Class DB,
5.000%, 06/15/2033	148,000	173,344
Series 2003-2647, Class A,
3.250%, 04/15/2032	88,278	94,472
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	245,501	291,159
Series 2003-2668, Class LH,
5.000%, 09/15/2033	32,716	37,158
Series 2003-2707, Class FH,
1M US L + 0.65%, 04/15/2032(a)	51,235	51,995
Series 2003-2717, Class LH,
5.500%, 12/15/2033	8,159	9,223
Series 2003-2725, Class TA,
4.500%, 12/15/2033	97,000	112,558
Series 2004-2750, Class TC,
5.250%, 02/15/2034	11,921	13,138
Series 2004-2768, Class PW,
4.250%, 03/15/2034	172,509	188,421
Series 2004-2802, Class OH,
6.000%, 05/15/2034	29,475	32,962
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	54,853	63,813
Series 2004-2893, Class PE,
5.000%, 11/15/2034	17,873	20,345
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	101,853	115,906
Series 2004-2901, Class KB,
5.000%, 12/15/2034	52,030	59,373
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	39,068	42,292
Series 2005-2929, Class PG,
5.000%, 02/15/2035	36,238	41,438
Series 2005-2933, Class HD,
5.500%, 02/15/2035	45,352	51,183
Series 2005-2953, Class PG,
5.500%, 03/15/2035	25,618	29,913
Series 2005-2962, Class KF,
1M US L + 0.20%, 04/15/2035(a)	23,435	23,464
Series 2005-2980, Class QA,
6.000%, 05/15/2035	48,877	56,039
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	87,729

	Principal Amount	Value (Note 2)
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	$59,922	$68,320
Series 2005-3028, Class FM,
1M US L + 0.25%, 09/15/2035(a)	17,122	17,165
Series 2005-3028, Class PG,
5.500%, 09/15/2035	47,220	53,571
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	787,658	887,337
Series 2005-3033, Class WY,
5.500%, 09/15/2035	72,150	83,689
Series 2005-3036, Class NE,
5.000%, 09/15/2035	132,535	151,843
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	141,358	178,767
Series 2005-3052, Class WH,
5.500%, 10/15/2035	16,254	18,510
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	128,049	144,212
Series 2005-3062, Class DE,
5.500%, 11/15/2035	184,809	210,260
Series 2005-3068, Class Z,
5.500%, 11/15/2035	233,551	274,921
Series 2005-3070, Class FT,
1M US L + 0.35%, 11/15/2035(a)	25,912	26,110
Series 2005-3072, Class NF,
1M US L + 0.50%, 11/15/2035(a)	50,668	51,404
Series 2005-3085, Class FE,
1M US L + 0.80%, 08/15/2035(a)	61,665	63,140
Series 2006-3098, Class PG,
5.000%, 01/15/2036	91,583	104,886
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	18,059	16,906
Series 2006-3123, Class HT,
5.000%, 03/15/2026	41,466	44,158
Series 2006-3136, Class KF,
1M US L + 0.30%, 04/15/2036(a)	32,918	33,053
Series 2006-3137, Class XP,
6.000%, 04/15/2036	26,795	31,828
Series 2006-3143, Class BC,
5.500%, 02/15/2036	128,778	150,425
Series 2006-3145, Class FN,
1M US L + 0.43%, 04/15/2036(a)	16,870	17,048
Series 2006-3148, Class CY,
6.000%, 04/15/2036	26,966	31,001
	Principal Amount	Value (Note 2)
Series 2006-3153, Class UG,
1M US L + 0.45%, 05/15/2036(a)	$29,709	$29,992
Series 2006-3154, Class PN,
5.500%, 05/15/2036	82,407	95,048
Series 2006-3201, Class FL,
1M US L + 0.60%, 08/15/2036(a)	125,584	127,806
Series 2006-3202, Class HF,
1M US L + 0.35%, 08/15/2036(a)	59,478	59,883
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	158,934	180,625
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	132,196	150,455
Series 2006-3206, Class FE,
1M US L + 0.40%, 08/15/2036(a)	64,757	65,518
Series 2006-3236, Class EF,
1M US L + 0.30%, 11/15/2036(a)	17,000	17,112
Series 2006-3237, Class CD,
5.500%, 09/15/2036	198,000	220,515
Series 2006-3237, Class CE,
5.500%, 11/15/2036	59,000	72,557
Series 2006-3249, Class CB,
4.250%, 12/15/2036	425,500	471,937
Series 2007-3262, Class FT,
1M US L + 0.27%, 01/15/2037(a)	75,695	75,926
Series 2007-3279, Class FB,
1M US L + 0.32%, 02/15/2037(a)	101,429	102,110
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	95,935	105,298
Series 2007-3301, Class FY,
1M US L + 0.42%, 04/15/2037(a)	30,994	31,362
Series 2007-3311, Class DF,
1M US L + 0.34%, 05/15/2037(a)	150,679	151,746
Series 2007-3312, Class PA,
5.500%, 05/15/2037	23,918	27,844
Series 2007-3316, Class FB,
1M US L + 0.30%, 08/15/2035(a)	43,729	44,080
Series 2007-3349, Class HG,
5.500%, 07/15/2037	24,221	28,091
Series 2007-3361, Class AF,
1M US L + 0.35%, 11/15/2036(a)	99,236	100,048

	Principal Amount	Value (Note 2)
Series 2007-3367, Class YF,
1M US L + 0.55%, 09/15/2037(a)	$22,724	$23,124
Series 2007-3368, Class AF,
1M US L + 0.72%, 09/15/2037(a)	86,251	87,851
Series 2007-3378, Class FA,
1M US L + 0.58%, 06/15/2037(a)	41,061	41,786
Series 2007-3380, Class FM,
1M US L + 0.59%, 10/15/2037(a)	28,419	28,915
Series 2007-3382, Class FL,
1M US L + 0.70%, 11/15/2037(a)	105,169	104,619
Series 2007-3382, Class FG,
1M US L + 0.60%, 11/15/2037(a)	48,928	49,758
Series 2007-3387, Class PF,
1M US L + 0.42%, 11/15/2037(a)	37,276	37,707
Series 2007-3388, Class FJ,
1M US L + 0.70%, 11/15/2037(a)	146,287	149,230
Series 2008-3404, Class DC,
5.500%, 01/15/2038	122,000	147,656
Series 2008-3405, Class PE,
5.000%, 01/15/2038	66,095	74,087
Series 2008-3409, Class DB,
6.000%, 01/15/2038	196,562	232,538
Series 2008-3411, Class FL,
1M US L + 0.70%, 02/15/2038(a)	28,285	28,995
Series 2008-3415, Class TF,
1M US L + 0.74%, 08/15/2035(a)	63,400	64,819
Series 2008-3415, Class DF,
1M US L + 0.70%, 08/15/2035(a)	128,005	130,598
Series 2008-3415, Class PC,
5.000%, 12/15/2037	44,651	50,555
Series 2008-3450, Class PE,
5.000%, 05/15/2038	100,201	110,867
Series 2008-3469, Class CF,
1M US L + 0.79%, 07/15/2038(a)	103,825	103,826
Series 2009-3536, Class FM,
1M US L + 1.00%, 05/15/2039(a)	34,685	35,722
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	50,206
	Principal Amount	Value (Note 2)
Series 2009-3545, Class FA,
1M US L + 0.85%, 06/15/2039(a)	$108,630	$111,323
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	236,570	273,634
Series 2009-3549, Class FA,
1M US L + 1.20%, 07/15/2039(a)	48,860	49,879
Series 2009-3564, Class NB,
5.000%, 08/15/2039	349,000	407,234
Series 2009-3574, Class D,
5.000%, 09/15/2039	104,977	119,870
Series 2009-3584, Class FA,
1M US L + 0.70%, 12/15/2036(a)	36,787	37,499
Series 2009-3587, Class DA,
4.500%, 10/15/2039	174,053	190,172
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	91,862	83,577
Series 2009-3605, Class BF,
1M US L + 0.86%, 11/15/2039(a)	182,431	187,237
Series 2009-3611, Class FH,
1M US L + 0.75%, 07/15/2034(a)	16,386	16,744
Series 2010-3620, Class EL,
4.000%, 01/15/2030	35,011	38,015
Series 2010-3626, Class ME,
5.000%, 01/15/2040	405,000	464,748
Series 2010-3631, Class PA,
4.000%, 02/15/2040	171,292	190,584
Series 2010-3653, Class B,
4.500%, 04/15/2030	97,767	107,380
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	108,205	123,298
Series 2010-3664, Class DA,
4.000%, 11/15/2037	135,659	142,835
Series 2010-3704, Class DC,
4.000%, 11/15/2036	66,961	69,097
Series 2010-3737, Class GB,
4.500%, 04/15/2039	46,523	47,654
Series 2010-3747, Class CY,
4.500%, 10/15/2040	400,000	461,669
Series 2010-3753, Class PA,
3.500%, 09/15/2039	123,257	125,245
Series 2010-3762, Class WP,
4.000%, 12/15/2039	28,377	29,723
Series 2010-3770, Class GA,
4.500%, 10/15/2040	355,960	415,959
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	10,651,261	11,913,141

	Principal Amount	Value (Note 2)
Series 2011-3792, Class DF,
1M US L + 0.40%, 11/15/2040(a)	$29,348	$29,222
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	81,185	90,574
Series 2011-3800, Class AF,
1M US L + 0.50%, 02/15/2041(a)	26,603	27,011
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	22,451	26,667
Series 2011-3822, Class FY,
1M US L + 0.40%, 02/15/2033(a)	20,050	20,235
Series 2011-3825, Class BP,
4.000%, 03/15/2041	148,442	160,337
Series 2011-3830, Class NB,
4.500%, 02/15/2039	92,418	95,871
Series 2011-3843, Class FE,
1M US L + 0.55%, 04/15/2041(a)	61,516	62,622
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	633,720	754,042
Series 2011-3852, Class QN,
27.21053% - 1M US L, 05/15/2041(a)	67,735	74,487
Series 2011-3852, Class TP,
27.50% - 1M US L, 05/15/2041(a)	40,106	43,923
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	926,610	1,127,914
Series 2011-3862, Class MA,
5.000%, 04/15/2041	149,594	165,663
Series 2011-3891, Class BF,
1M US L + 0.55%, 07/15/2041(a)	57,216	58,121
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	172,524	196,101
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	161,519	174,339
Series 2011-3910, Class JG,
2.750%, 12/15/2037	10,698	10,716
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	334,611
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	990,128	1,166,728
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	246,043	262,728
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	1,109,425	1,193,053
Series 2011-3951, Class JB,
4.000%, 08/15/2041	13,772	13,856
	Principal Amount	Value (Note 2)
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	$929,657	$978,385
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	244,716	256,007
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	53,907
Series 2011-3963, Class JB,
4.500%, 11/15/2041	145,712	164,012
Series 2011-3969, Class JP,
4.500%, 09/15/2041	58,859	62,323
Series 2011-3970, Class HA,
3.000%, 02/15/2026	1,583	1,583
Series 2012-3984, Class DF,
1M US L + 0.55%, 01/15/2042(a)	52,624	53,428
Series 2012-3989, Class JW,
3.500%, 01/15/2042	255,000	279,882
Series 2012-3997, Class EB,
3.500%, 12/15/2041	12,622	12,839
Series 2012-3997, Class EC,
3.500%, 02/15/2042	124,000	135,236
Series 2012-3997, Class FQ,
1M US L + 0.50%, 02/15/2042(a)	58,244	58,850
Series 2012-3998, Class KG,
2.000%, 11/15/2026	138,587	141,643
Series 2012-4001, Class FM,
1M US L + 0.50%, 02/15/2042(a)	38,246	38,676
Series 2012-4011, Class DB,
4.000%, 09/15/2041	236,286	261,068
Series 2012-4012, Class GC,
3.500%, 06/15/2040	63,000	65,674
Series 2012-4012, Class NF,
1M US L + 0.45%, 12/15/2038(a)	8,370	8,381
Series 2012-4012, Class GJ,
2.500%, 06/15/2038	5,142	5,144
Series 2012-4020, Class PG,
2.500%, 03/15/2027	16,001	16,625
Series 2012-4037, Class CA,
3.000%, 04/15/2027	49,518	53,697
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	122,687
Series 2012-4050, Class ND,
2.500%, 09/15/2041	51,048	51,949
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	137,363	147,437
Series 2012-4064, Class AY,
3.000%, 06/15/2027	48,000	51,706

	Principal Amount	Value (Note 2)
Series 2012-4068, Class PE,
3.000%, 06/15/2042	$224,000	$241,357
Series 2012-4075, Class PB,
3.000%, 07/15/2042	42,000	46,453
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	72,856
Series 2012-4088, Class PB,
3.000%, 08/15/2042	113,000	118,980
Series 2012-4094, Class CW,
2.000%, 08/15/2042	380,386	395,324
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	25,400
Series 2012-4097, Class UF,
1M US L + 0.35%, 08/15/2032(a)	78,415	78,225
Series 2012-4101, Class QN,
3.500%, 09/15/2042	288,539	313,109
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	39,638	40,548
Series 2012-4120, Class TC,
1.500%, 10/15/2027	14,194	14,422
Series 2012-4122, Class BA,
3.126%, 05/15/2040	221,830	240,310
Series 2012-4133, Class TA,
3.000%, 11/15/2042	425,084	409,431
Series 2012-4141, Class PL,
2.500%, 12/15/2042	100,000	102,143
Series 2013-4160, Class HB,
2.500%, 12/15/2032	25,176	25,501
Series 2013-4170, Class FW,
1M US L + 0.95%, 01/15/2033(a)	33,373	33,760
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	53,361
Series 2013-4183, Class ME,
2.000%, 02/15/2042	192,576	197,824
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	468,672
Series 2013-4199, Class YV,
3.500%, 05/15/2026	158,405	159,009
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	75,917	79,382
Series 2013-4218, Class DG,
2.500%, 07/15/2042	215,656	224,481
Series 2013-4220, Class EH,
2.500%, 06/15/2028	62,197	64,474
Series 2013-4231, Class FD,
1M US L + 0.35%, 10/15/2032(a)	20,981	20,739
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	560,424
	Principal Amount	Value (Note 2)
Series 2013-4257, Class A,
2.500%, 10/15/2027	$47,480	$48,596
Series 2013-4259, Class MG,
3.000%, 08/15/2041	28,685	29,046
Series 2013-4265, Class FD,
1M US L + 0.40%, 01/15/2035(a)	83,075	83,771
Series 2014-4293, Class NM,
4.500%, 06/15/2043	44,740	48,175
Series 2014-4294, Class PF,
1M US L + 0.40%, 01/15/2044(a)	20,243	20,404
Series 2014-4301, Class U,
3.500%, 07/15/2032	73,410	75,327
Series 2014-4302, Class DA,
3.000%, 07/15/2039	50,509	50,647
Series 2014-4319, Class PM,
3.000%, 03/15/2043	142,815	147,267
Series 2014-4320, Class AP,
3.500%, 07/15/2039	169,520	181,831
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	614,700
Series 2014-4333, Class PB,
2.500%, 10/15/2043	60,190	60,763
Series 2014-4337, Class VJ,
3.500%, 06/15/2027	30,324	31,573
Series 2014-4368, Class BE,
2.500%, 05/15/2031	89,178	89,690
Series 2014-4370, Class PC,
2.500%, 09/15/2041	65,534	66,690
Series 2015-4459, Class CA,
5.000%, 12/15/2034	34,801	38,409
Series 2015-4461, Class EA,
2.000%, 07/15/2037	133,635	137,335
Series 2015-4470, Class AQ,
3.000%, 06/15/2041	225,857	228,334
Series 2015-4498, Class JA,
2.500%, 04/15/2037	167,427	171,742
Series 2015-4531, Class PA,
3.500%, 05/15/2043	100,157	102,935
Series 2016-4554, Class MD,
3.000%, 10/15/2044	73,094	74,908
Series 2016-4555, Class CP,
3.000%, 04/15/2045	875,857	912,476
Series 2016-4564, Class QA,
3.000%, 07/15/2029	83,875	86,680
Series 2016-4590, Class AK,
3.500%, 08/15/2027	115,229	121,060
Series 2016-4630, Class EA,
3.000%, 09/15/2041	176,907	179,026

	Principal Amount	Value (Note 2)
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(c)	$649,165	$725,412
Series 2017-4646, Class D,
3.500%, 01/15/2042	7,185	7,180
Series 2017-4660, Class B,
3.000%, 04/15/2040	151	151
Series 2017-4661, Class CT,
3.000%, 04/15/2042	198,587	198,829
Series 2017-4664, Class UE,
3.000%, 05/15/2043	274,346	280,199
Series 2017-4664, Class LC,
3.500%, 09/15/2040	46,360	46,488
Series 2017-4667, Class LA,
3.500%, 01/15/2043	456,934	457,982
Series 2017-4672, Class QD,
3.000%, 08/15/2045	156,355	159,114
Series 2017-4673, Class KA,
3.500%, 08/15/2042	87,036	87,046
Series 2017-4705, Class A,
4.500%, 09/15/2042	53,872	54,853
Series 2017-4710, Class PA,
3.000%, 04/15/2045	252,833	260,572
Series 2017-4748, Class GA,
3.000%, 01/15/2045	165,503	169,579
Series 2018-4764, Class MA,
3.500%, 07/15/2043	30,911	30,893
Series 2018-4766, Class GD,
3.500%, 03/15/2044	1,610	1,614
Series 2018-4767, Class CA,
4.000%, 11/15/2045	96,705	98,729
Series 2018-4767, Class Z,
3.000%, 12/15/2047	34,342	34,864
Series 2018-4786, Class TB,
3.500%, 07/15/2044	130,705	131,175
Series 2018-4787, Class PY,
4.000%, 05/15/2048	85,605	91,297
Series 2018-4795, Class JA,
5.000%, 11/15/2045	137,048	137,863
Series 2018-4800, Class JA,
3.500%, 03/15/2047	321,906	326,421
Series 2018-4821, Class VA,
4.000%, 10/15/2029	116,982	123,018
Series 2018-4825, Class VA,
4.000%, 05/15/2029	39,258	39,321
Series 2018-4839, Class AE,
4.000%, 04/15/2051	395,556	434,217
Series 2018-4840, Class BK,
4.500%, 09/15/2046	106,863	109,644
Series 2018-4846, Class PA,
4.000%, 06/15/2047	30,203	31,187
	Principal Amount	Value (Note 2)
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	$71,661	$78,771
Series 2019-4924, Class GA,
3.000%, 08/25/2043	488,282	488,414
Series 2019-4927, Class GA,
3.000%, 12/25/2043	147,840	148,357
Series 2020-4949, Class EA,
3.000%, 08/25/2035	584,307	589,477
Series 2021-5092, Class BC,
2.500%, 06/25/2036	103,285	105,573
Series 2021-5118, Class DZ,
1.000%, 04/25/2051	1,419,746	1,410,166
Series 3588, Class CW,
2.540%, 10/25/2037(a)	453,852	465,271
		51,547,750

Freddie Mac Whole Loan Securities Trust 2017-SC02
Series 2017-SC02, Class 1A1,
3.000%, 05/25/2047	37,201	37,235

Ginnie Mae
Series 2002-72, Class FB,
1M US L + 0.40%, 10/20/2032(a)	41,371	41,357
Series 2003-25, Class FC,
1M US L + 0.40%, 08/26/2023(a)	108,037	108,229
Series 2003-98, Class FY,
1M US L + 0.35%, 09/20/2033(a)	58,039	58,173
Series 2004-1, Class TE,
5.000%, 06/20/2033	35,298	38,535
Series 2004-15, Class AY,
5.500%, 02/20/2034	125,186	138,774
Series 2004-26, Class ED,
5.500%, 04/16/2034	98,518	110,634
Series 2004-34, Class QL,
5.500%, 05/16/2034	89,000	103,526
Series 2004-55, Class MC,
5.500%, 07/20/2034	44,670	50,541
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,306,241	1,505,745
Series 2004-87, Class BC,
4.500%, 10/20/2034	20,185	21,766
Series 2005-11, Class PL,
5.000%, 02/20/2035	46,718	52,743
Series 2005-13, Class NB,
5.000%, 02/20/2035	17,292	19,395
Series 2005-13, Class BG,
5.000%, 02/20/2035	227,891	256,606

	Principal Amount	Value (Note 2)
Series 2005-3, Class QB,
5.000%, 01/16/2035	$128,694	$141,387
Series 2005-3, Class JL,
5.000%, 12/16/2034	100,000	111,823
Series 2005-3, Class JM,
4.750%, 01/20/2035	83,408	92,105
Series 2005-3, Class OC,
5.000%, 01/20/2035	228,131	252,905
Series 2005-45, Class BF,
1M US L + 0.30%, 06/20/2035(a)	51,558	51,681
Series 2005-49, Class B,
5.500%, 06/20/2035	68,764	78,416
Series 2005-51, Class DC,
5.000%, 07/20/2035	171,872	191,097
Series 2005-56, Class BD,
5.000%, 07/20/2035	62,607	70,767
Series 2005-56, Class JA,
5.000%, 05/17/2035	19,775	21,844
Series 2005-69, Class WD,
5.000%, 05/18/2035	67,321	74,378
Series 2005-73, Class PH,
5.000%, 09/20/2035	162,000	177,316
Series 2005-92, Class PB,
6.000%, 12/20/2035	55,941	64,701
Series 2006-10, Class PB,
5.500%, 03/20/2036	62,833	71,915
Series 2006-38, Class OH,
6.500%, 08/20/2036	28,000	32,718
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	163,204
Series 2007-18, Class B,
5.500%, 05/20/2035	115,899	130,100
Series 2007-35, Class TE,
6.000%, 06/20/2037	150,972	172,962
Series 2007-35, Class NE,
6.000%, 06/16/2037	67,702	77,746
Series 2007-40, Class FY,
1M US L + 0.33%, 07/16/2037(a)	52,255	51,821
Series 2007-44, Class PH,
6.000%, 07/20/2037	123,433	142,144
Series 2007-57, Class Z,
5.500%, 10/20/2037	552,915	683,388
Series 2007-6, Class LE,
5.500%, 02/20/2037	90,530	101,558
Series 2007-7, Class PG,
5.000%, 02/16/2037	38,108	42,831
Series 2007-79, Class FC,
1M US L + 0.44%, 12/20/2037(a)	166,764	167,885
	Principal Amount	Value (Note 2)
Series 2008-13, Class FB,
1M US L + 0.50%, 02/20/2038(a)	$34,603	$34,971
Series 2008-20, Class CE,
5.500%, 06/16/2037	100,000	112,525
Series 2008-31, Class PC,
5.500%, 04/20/2038	75,003	84,507
Series 2008-33, Class PB,
5.500%, 04/20/2038	88,293	99,889
Series 2008-37, Class L,
6.000%, 04/20/2038	52,994	59,404
Series 2008-38, Class PL,
5.500%, 05/20/2038	79,799	90,440
Series 2008-38, Class PN,
5.500%, 05/20/2038	56,871	64,360
Series 2008-38, Class BG,
5.000%, 05/16/2038	88,893	98,928
Series 2008-40, Class PL,
5.250%, 05/16/2038	100,000	123,745
Series 2008-41, Class PE,
5.500%, 05/20/2038	80,223	91,104
Series 2008-47, Class ML,
5.250%, 06/16/2038	38,514	43,854
Series 2008-49, Class PB,
4.750%, 06/20/2038	39,374	43,255
Series 2008-50, Class KB,
6.000%, 06/20/2038	259,230	298,919
Series 2008-51, Class PH,
5.250%, 06/20/2038	64,799	71,965
Series 2008-51, Class FG,
1M US L + 0.77%, 06/16/2038(a)	83,798	85,232
Series 2008-55, Class PL,
5.500%, 06/20/2038	42,850	48,118
Series 2008-58, Class PE,
5.500%, 07/16/2038	122,163	138,564
Series 2008-60, Class JP,
5.500%, 07/20/2038	78,000	89,525
Series 2008-60, Class JN,
5.500%, 07/20/2038	162,312	181,422
Series 2008-65, Class PG,
6.000%, 08/20/2038	217,989	246,148
Series 2008-66, Class FN,
1M US L + 0.95%, 08/20/2038(a)	68,870	70,017
Series 2008-7, Class PQ,
5.000%, 02/20/2038	107,171	116,769
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	68,627

	Principal Amount	Value (Note 2)
Series 2008-77, Class FC,
1M US L + 0.70%, 09/20/2038(a)	$70,431	$71,199
Series 2008-85, Class PG,
5.250%, 10/20/2038	46,596	46,682
Series 2008-89, Class JD,
6.000%, 08/20/2038	23,316	25,647
Series 2008-89, Class JC,
5.500%, 08/20/2038	59,432	64,781
Series 2008-9, Class FA,
1M US L + 0.50%, 02/20/2038(a)	24,039	24,252
Series 2009-1, Class FA,
1M US L + 1.05%, 01/20/2039(a)	98,426	100,435
Series 2009-10, Class PH,
4.500%, 02/20/2039	30,000	34,266
Series 2009-10, Class NB,
5.000%, 02/16/2039	103,619	117,782
Series 2009-118, Class PY,
5.000%, 12/16/2039	31,817	36,184
Series 2009-12, Class NB,
5.000%, 03/20/2039	80,002	88,290
Series 2009-13, Class E,
4.500%, 03/16/2039	134,113	148,508
Series 2009-15, Class FM,
1M US L + 1.04%, 03/20/2039(a)	82,024	83,393
Series 2009-24, Class WB,
5.000%, 03/20/2039	151,113	166,902
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	362,712
Series 2009-47, Class LT,
5.000%, 06/20/2039	148,370	166,991
Series 2009-55, Class FN,
1M US L + 1.00%, 07/20/2039(a)	34,103	34,718
Series 2009-58, Class PA,
4.500%, 07/20/2039	123,770	136,538
Series 2009-61, Class MP,
5.000%, 08/20/2039	54,303	60,077
Series 2009-61, Class AP,
4.000%, 08/20/2039	59,669	64,396
Series 2009-65, Class QM,
3.500%, 12/20/2038	16,182	16,488
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	112,128
Series 2009-75, Class GZ,
4.500%, 09/20/2039	142,894	157,416
Series 2009-76, Class JB,
4.500%, 07/20/2039	40,242	41,926
	Principal Amount	Value (Note 2)
Series 2009-83, Class TF,
1M US L + 0.90%, 08/20/2039(a)	$41,393	$42,145
Series 2009-94, Class FA,
1M US L + 0.70%, 10/16/2039(a)	96,566	98,236
Series 2010-111, Class FA,
1M US L + 0.35%, 09/20/2040(a)	66,048	66,365
Series 2010-116, Class PD,
4.000%, 12/20/2039	73,517	74,817
Series 2010-14, Class A,
4.500%, 06/16/2039	58,294	60,631
Series 2010-14, Class HA,
4.500%, 02/16/2040	202,371	224,941
Series 2010-157, Class OP,
–%, 12/20/2040(b)	13,924	13,320
Series 2010-167, Class WL,
4.500%, 09/20/2040	305,000	351,828
Series 2010-169, Class JZ,
4.000%, 12/20/2040	363,747	391,031
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	121,588
Series 2010-25, Class BL,
4.250%, 10/16/2039	49,473	50,684
Series 2010-62, Class AF,
1M US L + 0.45%, 04/16/2034(a)	37,833	37,956
Series 2010-76, Class NC,
4.500%, 06/20/2040	156,000	172,172
Series 2010-84, Class YB,
4.000%, 07/20/2040	23,370	25,645
Series 2010-H01, Class FA,
1M US L + 0.82%, 01/20/2060(a)	48,144	48,640
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	235,017	238,474
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	254,348	254,555
Series 2010-H22, Class FE,
1M US L + 0.35%, 05/20/2059(a)	9,514	9,521
Series 2010-H27, Class FA,
1M US L + 0.38%, 12/20/2060(a)	64,770	64,909
Series 2011-100, Class MY,
4.000%, 07/20/2041	141,199	156,073
Series 2011-128, Class MD,
4.000%, 10/20/2040	140,000	151,387

	Principal Amount	Value (Note 2)
Series 2011-19, Class MG,
3.000%, 06/16/2040	$2,147	$2,158
Series 2011-43, Class ZQ,
5.500%, 01/16/2033	92,103	98,140
Series 2011-59, Class QC,
4.000%, 12/20/2040	124,189	132,520
Series 2011-66, Class UA,
4.000%, 05/16/2041	143,334	157,024
Series 2011-71, Class ZC,
5.500%, 07/16/2034	199,645	222,944
Series 2011-97, Class WA,
6.117%, 11/20/2038(a)	59,264	69,449
Series 2011-H01, Class AF,
1M US L + 0.45%, 11/20/2060(a)	253,845	254,760
Series 2011-H02, Class BA,
4.450%, 02/20/2061(a)	9,371	9,577
Series 2011-H11, Class FA,
1M US L + 0.50%, 03/20/2061(a)	90,664	91,099
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	139,853	140,460
Series 2011-H15, Class FA,
1M US L + 0.45%, 06/20/2061(a)	62,055	62,277
Series 2012-32, Class PE,
3.500%, 03/16/2042	89,000	102,922
Series 2012-38, Class PL,
3.250%, 01/20/2041	100,000	103,431
Series 2012-51, Class VM,
3.500%, 04/16/2025	100,810	105,387
Series 2012-68, Class GE,
3.000%, 05/20/2042	11,075	11,405
Series 2012-76, Class GF,
1M US L + 0.30%, 06/16/2042(a)	17,453	17,568
Series 2012-84, Class YC,
2.500%, 07/20/2042	8,660	8,512
Series 2012-H08, Class FC,
1M US L + 0.57%, 04/20/2062(a)	695,018	698,871
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	197,381	198,404
Series 2012-H20, Class PT,
0.906%, 07/20/2062(a)	100,136	100,029
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	3,511	3,539
	Principal Amount	Value (Note 2)
Series 2013-100, Class MA,
3.500%, 02/20/2043	$87,118	$91,434
Series 2013-115, Class PM,
4.000%, 08/20/2043	400,000	450,141
Series 2013-151, Class VA,
3.000%, 08/20/2043	85,601	85,709
Series 2013-22, Class GB,
2.500%, 08/20/2042	120,000	126,084
Series 2013-69, Class NA,
2.000%, 09/20/2042	186,224	194,522
Series 2013-98, Class KF,
1M US L + 0.30%, 11/20/2041(a)	25,094	25,125
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	99,541	100,048
Series 2013-H01, Class FA,
1.650%, 01/20/2063	9,159	9,193
Series 2013-H04, Class BA,
1.650%, 02/20/2063	18,192	18,332
Series 2013-H09, Class HA,
1.650%, 04/20/2063	23,736	23,894
Series 2013-H18, Class EA,
1M US L + 0.50%, 07/20/2063(a)	102,844	103,196
Series 2014-53, Class JM,
7.059%, 04/20/2039(a)	323,728	380,201
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	57,197
Series 2014-H10, Class TA,
1M US L + 0.60%, 04/20/2064(a)	381,602	386,100
Series 2014-H15, Class FA,
1M US L + 0.50%, 07/20/2064(a)	26,912	27,099
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	486,146	487,917
Series 2015-190, Class LE,
3.500%, 06/20/2045	69,831	72,675
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	35,345
Series 2015-65, Class MA,
3.000%, 12/20/2043	33,368	33,408
Series 2015-84, Class QA,
3.500%, 06/20/2045	394,456	429,519
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	271,674	273,985

	Principal Amount	Value (Note 2)
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	$107,429	$108,219
Series 2015-H15, Class FC,
1M US L + 0.58%, 06/20/2065(a)	143,246	144,345
Series 2015-H22, Class FC,
1M US L + 0.60%, 09/20/2065(a)	61,460	61,967
Series 2015-H26, Class FG,
1M US L + 0.52%, 10/20/2065(a)	320,229	322,136
Series 2015-H26, Class FA,
1M US L + 0.52%, 10/20/2065(a)	64,444	64,946
Series 2015-H29, Class FA,
1M US L + 0.70%, 10/20/2065(a)	7,959	8,009
Series 2015-H30, Class FE,
1M US L + 0.60%, 11/20/2065(a)	67,056	67,763
Series 2015-H31, Class FT,
1M US L + 0.65%, 11/20/2065(a)	113,683	114,362
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	228,038	230,842
Series 2016-116, Class GV,
3.000%, 05/20/2026	53,295	56,097
Series 2016-120, Class KA,
2.000%, 09/20/2046	11,079	11,378
Series 2016-82, Class BA,
3.000%, 09/20/2045	196,656	199,750
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	193,279	196,563
Series 2016-H08, Class FT,
1M US L + 0.72%, 02/20/2066(a)	469,563	472,991
Series 2016-H11, Class F,
1M US L + 0.80%, 05/20/2066(a)	671,839	681,684
Series 2016-H13, Class FT,
1M US L + 0.58%, 05/20/2066(a)	36,569	36,710
Series 2016-H14, Class FA,
1M US L + 0.80%, 06/20/2066(a)	171,568	174,103
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	743,205	753,492
	Principal Amount	Value (Note 2)
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	$212,073	$215,519
Series 2016-H17, Class FK,
1M US L + 0.85%, 07/20/2066(a)	98,159	99,823
Series 2016-H20, Class PT,
2.982%, 09/20/2066(a)	694,843	739,410
Series 2016-H23, Class F,
1M US L + 0.75%, 10/20/2066(a)	266,395	269,943
Series 2016-H24, Class FG,
1M US L + 0.75%, 10/20/2066(a)	384,582	389,659
Series 2017-150, Class JE,
3.000%, 07/20/2047	143,137	147,295
Series 2017-36, Class MJ,
3.000%, 03/20/2047	77,138	81,433
Series 2017-56, Class AZ,
3.000%, 04/20/2047	108,507	118,694
Series 2017-73, Class JT,
2.750%, 09/20/2046	63,529	65,249
Series 2017-80, Class BJ,
3.000%, 03/20/2047	239,658	250,280
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	113,521	114,381
Series 2017-H15, Class FC,
1M US L + 0.47%, 06/20/2067(a)	309,711	311,329
Series 2017-H16, Class PT,
4.679%, 05/20/2066(a)	96,599	101,177
Series 2017-H17, Class FG,
1M US L + 0.50%, 08/20/2067(a)	49,161	49,401
Series 2018-36, Class CZ,
4.000%, 03/20/2048	253,855	291,195
Series 2018-37, Class C,
2.500%, 01/20/2046	288,832	305,715
Series 2019-111, Class TE,
2.000%, 09/20/2049	138,659	142,096
Series 2019-29, Class JB,
4.500%, 12/20/2046	254,657	257,849
Series 2019-61, Class K,
3.500%, 07/20/2048	187,069	188,783
Series 2020-125, Class GA,
2.500%, 03/20/2050	603,542	626,505
Series 2020-125, Class GC,
2.500%, 08/20/2050	160,537	162,108
Series 2020-32, Class UM,
2.500%, 03/20/2050	2,196,045	2,289,514

	Principal Amount	Value (Note 2)
Series 2020-5, Class LC,
3.500%, 10/20/2049	$409,726	$421,450
Series 2020-61, Class AB,
3.000%, 05/20/2048	426,958	437,136
Series 2020-62, Class PD,
3.000%, 05/20/2050	850,496	876,037
Series 2020-98, Class CE,
3.000%, 07/20/2050	2,889,308	2,978,048
		34,488,619

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $130,984,449)		134,048,468

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (3.07%)
Fannie Mae-Aces
Series 2013-M6, Class 1AC,
3.430%, 02/25/2043(a)	18,183,545	20,617,583
Series 2016-M3, Class ASQ2,
2.263%, 02/25/2023	36,477	36,662
Series 2017-M15, Class A1,
2.959%, 09/25/2027(a)	4,323,923	4,632,611
Series 2018-M12, Class A1,
3.546%, 08/25/2030	4,632,019	5,207,815
Series 2018-M13, Class A1,
3.697%, 03/25/2030(a)	3,942,785	4,524,804
Series 2018-M8, Class A1,
3.325%, 06/25/2028(a)	7,208,854	7,968,456
Series 2019-M10, Class A1,
2.000%, 04/25/2030	1,686,916	1,763,453
Series 2019-M14, Class A1,
2.304%, 06/25/2029	155,999	163,819
Series 2019-M24, Class 2XA,
1.149%, 03/25/2031(a)	2,347,105	215,401
Series 2020-M10, Class X1,
1.794%, 12/25/2030(a)(d)	804,802	108,799
Series 2020-M10, Class X4,
0.865%, 07/25/2032(a)(d)	55,959,331	4,170,386
Series 2020-M13, Class X2,
1.295%, 09/25/2030(a)(d)	2,419,179	208,651
		49,618,440
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2014-KF05, Class A,
1M US L + 0.35%, 09/25/2021(a)	308,705	308,735
Series 2018-J19L, Class AFL,
1M US L + 0.23%, 11/25/2027(a)	214,071	213,393
	Principal Amount	Value (Note 2)
Series 2019-KLU2, Class X1,
1.035%, 08/25/2029(a)	$63,402,755	$4,329,527
		4,851,655

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $53,582,629)		54,470,095

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (5.61%)
Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	873,470	872,999
Series 2005-843080,
6.000%, 12/01/2034	130,997	142,027
Series 2007-943003,
5.500%, 08/01/2047	93,469	101,280
Series 2009-463331,
5.250%, 08/01/2029	641,242	738,174
Series 2009-930895,
4.500%, 03/01/2039	182,839	196,954
Series 2009-931707,
4.500%, 08/01/2039	118,778	129,982
Series 2009-958348,
5.440%, 04/01/2027	139,544	155,008
Series 2009-958878,
5.750%, 07/01/2027	1,378,271	1,546,832
Series 2010-466566,
4.270%, 11/01/2025	246,854	275,521
Series 2011-467068,
6.130%, 01/01/2026	1,560,698	1,835,634
Series 2011-468477,
4.590%, 08/01/2026	414,344	471,028
Series 2011-469013,
5.470%, 08/01/2026	1,030,904	1,192,528
Series 2011-AH9290,
4.000%, 04/01/2041	49,754	52,472
Series 2012-470020,
4.200%, 01/01/2030	1,599,641	1,884,654
Series 2012-AM0279,
3.210%, 08/01/2027	302,516	310,516
Series 2012-AM1387,
3.260%, 11/01/2032	122,146	135,925
Series 2012-MA1214,
3.000%, 10/01/2042	946,364	980,951
Series 2013-AM 4236,
3.940%, 08/01/2025	223,661	248,530
Series 2013-AM3154,
3.250%, 05/01/2028	368,586	406,559
Series 2013-AM3162,
3.000%, 04/01/2025	765,624	789,360

	Principal Amount	Value (Note 2)
Series 2013-AM4329,
3.870%, 10/01/2025	$200,647	$223,850
Series 2013-AM4781,
4.180%, 11/01/2028	1,239,959	1,429,936
Series 2013-AM4991,
3.970%, 12/01/2025	165,070	185,025
Series 2013-AR2289,
3.000%, 02/01/2033	295,405	312,782
Series 2013-AT9663,
2.500%, 07/01/2043	587,150	611,163
Series 2013-MA1586,
3.000%, 08/01/2043	212,931	228,642
Series 2014-AM4198,
3.550%, 03/01/2024	97,417	104,510
Series 2014-AM5473,
3.760%, 03/01/2024	545,000	588,411
Series 2014-AM7274,
3.000%, 12/01/2024	1,200,000	1,213,037
Series 2015-AM8666,
2.960%, 06/01/2030	181,860	201,540
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	834,439
Series 2015-AM9173,
3.110%, 06/01/2027	245,917	247,410
Series 2015-AM9830,
3.190%, 09/01/2027	362,171	404,536
Series 2016-AL8405,
4.500%, 05/01/2041	241,064	259,210
Series 2016-AN0665,
3.070%, 02/01/2026	197,321	215,110
Series 2016-AN0774,
3.210%, 01/01/2026	179,665	197,249
Series 2016-AN2228,
2.520%, 08/01/2026	190,000	202,147
Series 2016-AN3542,
3.410%, 11/01/2046	367,861	409,379
Series 2016-AN3749,
2.520%, 12/01/2026	467,002	492,658
Series 2016-BC0943,
3.500%, 05/01/2046	464,259	504,688
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	94,854
Series 2017-AN4469,
3.640%, 01/01/2029	698,776	800,992
Series 2017-AN4529,
3.620%, 01/01/2027	839,382	946,543
Series 2017-AN4606,
3.510%, 02/01/2027	801,863	879,477
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	106,739
	Principal Amount	Value (Note 2)
Series 2017-AN5279,
3.340%, 04/01/2029	$465,227	$468,219
Series 2017-AN5742,
3.190%, 05/01/2030	140,388	158,514
Series 2017-AN5796,
3.030%, 06/01/2027	219,710	236,860
Series 2017-AN6304,
3.100%, 10/01/2027	275,000	307,581
Series 2017-AN6670,
3.210%, 09/01/2027	1,944,848	2,039,623
Series 2017-AN7060,
2.930%, 10/01/2027	1,630,000	1,770,682
Series 2017-AN7234,
3.010%, 12/01/2027	1,000,000	1,071,399
Series 2017-AN7384,
2.880%, 12/01/2027	49,504	54,598
Series 2017-AN7547,
3.370%, 11/01/2027	1,123,833	1,178,600
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	259,829
Series 2017-CA0522,
3.000%, 10/01/2047	415,606	429,331
Series 2018-109435,
3.890%, 08/01/2028	1,919,509	2,151,882
Series 2018-109741,
3.730%, 11/01/2025	11,350,000	12,217,015
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,847,208
Series 2018-387853,
3.455%, 08/01/2025	175,000	184,311
Series 2018-387904,
3.840%, 08/01/2028	683,245	796,704
Series 2018-387983,
3.630%, 08/01/2028	2,000,000	2,215,227
Series 2018-AN8198,
3.140%, 01/01/2028	300,000	322,035
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	107,651
Series 2018-AN8486,
3.330%, 04/01/2030	332,027	380,270
Series 2018-AN8493,
3.300%, 02/01/2030	432,808	483,168
Series 2018-AN8982,
3.440%, 05/01/2028	1,000,000	1,094,113
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	147,920
Series 2018-AN924,
4.210%, 05/01/2033	631,578	730,426
Series 2018-AN9354,
3.640%, 06/01/2028	1,565,000	1,734,406

	Principal Amount	Value (Note 2)
Series 2018-AN9976,
3.960%, 02/01/2030	$470,000	$558,639
Series 2018-BI0404,
4.100%, 11/01/2028	3,958,154	4,492,003
Series 2018-BL0119,
4.090%, 11/01/2026	789,583	904,969
Series 2018-BL0212,
3.820%, 07/01/2027	44,496	50,862
Series 2018-BL0550,
3.770%, 11/01/2028	660,000	768,084
Series 2018-BL0907,
3.880%, 12/01/2028	450,000	528,155
Series 2019-BI2928,
3.410%, 07/01/2027	832,296	937,669
Series 2019-BL1188,
3.480%, 02/01/2026	200,000	221,368
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,580,015
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	773,215
Series 2019-BL1567,
3.590%, 02/01/2029	1,775,000	1,988,940
Series 2019-BL1596,
3.480%, 03/01/2029	168,568	193,010
Series 2019-BL2236,
3.640%, 10/01/2029	1,100,000	1,261,605
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	177,578
Series 2019-BL2460,
3.400%, 05/01/2029	590,419	652,756
Series 2019-BL3182,
2.980%, 07/01/2029	256,211	280,625
Series 2019-BM6011,
3.357%, 11/01/2026(a)	168,751	186,611
Series 2019-BM6152,
3.500%, 06/01/2044	1,626,514	1,768,635
Series 2019-MA3784,
3.500%, 09/01/2049	3,973,712	4,140,801
		79,014,373
Freddie Mac Gold Pool
Series 2013-G80393,
5.000%, 08/20/2036	174,023	193,537
Series 2013-T65180,
3.000%, 11/01/2043	161,564	167,983
Series 2015-U49046,
4.000%, 02/01/2029	100,084	107,526
		469,046
Freddie Mac Pool
	Principal Amount	Value (Note 2)
Series 2005-002936, Class FC,
1M US L + 0.40%, 03/15/2029(a)	$28,639	$28,806
Series 2017-WN2000,
2.700%, 08/01/2023	10,700,000	10,796,264
		10,825,070
Ginnie Mae II Pool
Series 2010-,
1M US L + 2.057%, 08/20/2060(a)	455,341	480,758
Series 2012-,
3.500%, 03/20/2042	485,672	505,952
Series 2012-5302+,
3.500%, 02/20/2042	375,949	391,591
Series 2013-,
3.250%, 04/20/2033	445,489	468,536
3.500%, 04/20/2043	382,007	397,965
Series 2013-MA1149,
3.000%, 07/20/2043	18,602	19,270
Series 2016-MA3588,
3.500%, 04/20/2046	532,467	551,530
Series 2016-MA3793,
3.500%, 07/20/2046	1,362,289	1,411,067
Series 2016-MA3865,
3.500%, 08/20/2046	1,149,306	1,190,453
Series 2019-784688,
5.000%, 02/20/2049	3,194,018	3,457,059
Series 2019-MA5864,
3.000%, 04/20/2049	64,300	66,384
Series 2019-MA5920,
3.000%, 05/20/2049	38,898	40,159
Series 2019-MA5936,
6.500%, 05/20/2049	98,155	115,979
		9,096,703

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $98,231,128)		99,405,192

CORPORATE BONDS (56.76%)
Aerospace & Defense (2.53%)
Boeing Co.
4.51%, 05/01/2023	6,490,000	6,898,195
Teledyne Technologies, Inc.
0.65%, 04/01/2023	4,985,000	4,988,033
0.95%, 04/01/2024	4,985,000	4,990,723
1.60%, 04/01/2026	7,975,000	8,086,787
2.25%, 04/01/2028	9,970,000	10,323,399
TransDigm, Inc.
6.25%, 03/15/2026(e)	5,000,000	5,250,000
8.00%, 12/15/2025(e)	3,940,000	4,235,599
Total Aerospace & Defense		44,772,736

	Principal Amount	Value (Note 2)
Airlines (1.72%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	$6,051,155	$6,734,703
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	5,898,208	6,586,075
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	1,327,608	1,431,413
Delta Air Lines, Inc.
7.00%, 05/01/2025(e)	1,993,000	2,345,590
Southwest Airlines Co.
5.25%, 05/04/2025	7,540,000	8,614,298
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	4,243,198	4,729,038
Total Airlines		30,441,117

Apparel & Textile Products (0.21%)
Hanesbrands, Inc.
5.38%, 05/15/2025(e)	3,500,000	3,685,710

Automobiles Manufacturing (3.60%)
Ford Motor Co.
5.29%, 12/08/2046	4,910,000	5,632,187
8.50%, 04/21/2023	500,000	555,740
9.00%, 04/22/2025	8,500,000	10,473,700
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,794,083
3.81%, 10/12/2021	2,500,000	2,514,911
4.00%, 11/13/2030	6,965,000	7,375,030
5.88%, 08/02/2021	3,422,000	3,422,000
3M US L + 1.27%, 03/28/2022(a)	1,000,000	997,048
General Motors Co.
5.00%, 04/01/2035	5,348,000	6,580,564
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(e)	15,300,000	17,490,221
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(e)	995,000	998,921
0.88%, 11/22/2023(e)	995,000	1,000,598
Total Automobiles Manufacturing		63,835,003

Banks (4.51%)
Associated Bank NA/Green Bay WI
4.25%, 01/15/2025	934,000	1,018,347
Bank of New Zealand
2.00%, 02/21/2025(e)	7,375,000	7,658,642
CIT Group, Inc.
1D US SOFR + 3.83%, 06/19/2024(a)	12,890,000	13,573,879
	Principal Amount	Value (Note 2)
Citizens Financial Group, Inc.
Series F
5Y US TI + 5.313%(a)(f)	$3,000,000	$3,367,500
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,982,351
3.95%, 11/09/2022	675,000	705,462
Danske Bank A/S
5.00%, 01/12/2022(e)	4,625,000	4,714,831
5.38%, 01/12/2024(e)	1,000,000	1,107,568
1Y US TI + 1.03%, 12/08/2023(a)(e)	2,000,000	2,009,748
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,564,759
3M US L + 1.249%, 09/20/2022(a)(e)	1,000,000	1,003,100
First Horizon Corp.
3.55%, 05/26/2023	2,500,000	2,626,508
FNB Corp.
2.20%, 02/24/2023	1,800,000	1,830,839
Intesa Sanpaolo SpA
4.20%, 06/01/2032(e)	1,800,000	1,854,584
4.95%, 06/01/2042(e)	1,800,000	1,875,909
SVB Financial Group
2.10%, 05/15/2028	4,976,000	5,113,279
Synovus Bank/Columbus GA
1D US SOFR + 0.95%, 02/10/2023(a)	6,235,000	6,280,519
Truist Bank
5Y US TI + 1.15%, 09/17/2029(a)	4,750,000	4,984,782
UniCredit SpA
1Y US TI + 2.30%, 09/22/2026(a)(e)	8,500,000	8,679,961
Total Banks		79,952,568

Cable & Satellite (1.96%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(e)	8,427,000	8,705,260
4.50%, 06/01/2033(e)	5,978,000	6,230,959
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	4,980,000	4,984,225
5.05%, 03/30/2029	8,017,000	9,575,053
3M US L + 1.65%, 02/01/2024(a)	500,000	513,904
Sirius XM Radio, Inc.
3.88%, 08/01/2022	4,770,000	4,770,000
Total Cable & Satellite		34,779,401

Casinos & Gaming (0.68%)
MGM Resorts International
5.50%, 04/15/2027	3,985,000	4,335,480
7.75%, 03/15/2022	3,348,000	3,475,124

	Principal Amount	Value (Note 2)
Penn National Gaming, Inc.
5.63%, 01/15/2027(e)	$4,095,000	$4,248,563
Total Casinos & Gaming		12,059,167

Chemicals (0.99%)
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.25%, 12/15/2025(e)	3,685,000	3,786,338
LYB International Finance III LLC
3M US L + 1.00%, 10/01/2023(a)	13,844,000	13,863,656
Total Chemicals		17,649,994

Commercial Finance (1.22%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	11,053,000	12,946,559
Avolon Holdings Funding, Ltd.
4.25%, 04/15/2026(e)	3,100,000	3,391,972
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(e)	1,850,000	1,945,742
5.25%, 08/15/2022(e)	3,283,000	3,425,760
Total Commercial Finance		21,710,033

Construction Materials Manufacturing (0.29%)
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,988,000	2,046,826
3.20%, 07/15/2051	2,982,000	3,058,341
Total Construction Materials Manufacturing		5,105,167

Consumer Finance (3.12%)
Ally Financial, Inc.
1.45%, 10/02/2023	990,000	1,005,760
Series B
5Y US TI + 3.87%(a)(f)	2,306,000	2,417,841
Series C
7Y US TI + 3.481%(a)(f)	2,982,000	3,104,858
American Express Co.
Series B
3M US L + 3.43%(a)(f)	8,530,000	8,591,966
Discover Financial Services
Series D
5Y US TI + 5.78%(a)(f)	5,000,000	5,650,278
OneMain Finance Corp.
5.38%, 11/15/2029	3,500,000	3,851,995
8.88%, 06/01/2025	13,657,000	15,039,498
Quicken Loans LLC
3.63%, 03/01/2029(e)	3,700,000	3,714,671
3.88%, 03/01/2031(e)	2,000,000	2,044,800
5.25%, 01/15/2028(e)	4,190,000	4,416,763
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,506,895
4.25%, 08/15/2024	1,700,000	1,857,315
Total Consumer Finance		55,202,640
	Principal Amount	Value (Note 2)
Consumer Services (0.17%)
Block Financial LLC
2.50%, 07/15/2028	$2,982,000	$3,050,976

Department Stores (0.73%)
Nordstrom, Inc.
4.25%, 08/01/2031	12,484,000	13,152,345

Diversified Banks (4.58%)
Bank of America Corp.
4.45%, 03/03/2026	6,532,000	7,402,871
1D US SOFR + 0.96%, 07/22/2027(a)	12,344,000	12,564,354
1D US SOFR + 1.37%, 10/24/2031(a)	15,418,000	15,216,061
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026	1,575,000	1,582,170
Citigroup, Inc.
4.30%, 11/20/2026	12,545,000	14,296,983
1D US SOFR + 1.17%, 05/01/2032(a)	1,993,000	2,063,137
JPMorgan Chase & Co.
1D US SOFR + 0.535%, 06/01/2025(a)	2,982,000	2,989,136
1D US SOFR + 1.25%, 04/22/2032(a)	7,140,000	7,434,021
1D US SOFR + 1.46%, 04/22/2042(a)	10,509,000	11,207,505
1D US SOFR + 2.04%, 04/22/2031(a)	4,000,000	4,163,563
Natwest Group PLC
1Y US TI + 2.55%, 05/22/2028(a)	2,000,000	2,136,874
Total Diversified Banks		81,056,675

Electrical Equipment Manufacturing (0.25%)
Otis Worldwide Corp.
3M US L + 0.45%, 04/05/2023(a)	900,000	900,067
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,630,471
Total Electrical Equipment Manufacturing		4,530,538

Exploration & Production (0.19%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	2,990,000	3,423,254

Financial Services (5.39%)
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029(e)	2,000,000	2,188,461

	Principal Amount	Value (Note 2)
Credit Suisse Group AG
3.57%, 01/09/2023(e)	$9,021,000	$9,146,147
1D US SOFR + 1.73%, 05/14/2032(a)(e)	8,575,000	8,970,298
1D US SOFR + 2.044%, 06/05/2026(a)(e)	3,000,000	3,090,422
5Y US TI + 4.82%(a)(e)(f)	7,875,000	8,755,701
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	7,006,000	7,610,700
1D US SOFR + 0.50%, 09/10/2024(a)	3,976,000	3,978,742
Series DMTN
1D US SOFR + 1.248%, 07/21/2032(a)	2,978,000	3,033,958
Morgan Stanley
1D US SOFR + 0.88%, 05/04/2027(a)	3,986,000	4,047,602
1D US SOFR + 1.034%, 02/13/2032(a)	19,850,000	19,318,130
Series GMTN
1D US SOFR + 0.858%, 07/20/2027(a)	8,915,000	8,995,696
Nasdaq, Inc.
0.45%, 12/21/2022	2,990,000	2,991,592
Raymond James Financial, Inc.
4.65%, 04/01/2030	9,000,000	10,935,006
UBS AG/London
1.75%, 04/21/2022(e)	1,500,000	1,515,078
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(e)	1,000,000	1,007,712
Total Financial Services		95,585,245

Food & Beverage (0.25%)
Constellation Brands, Inc.
2.25%, 08/01/2031	1,985,000	2,004,309
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024(e)	2,490,000	2,558,363
Total Food & Beverage		4,562,672

Health Care Facilities & Services (2.35%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	12,071,413
3.50%, 07/15/2051	6,958,000	7,199,488
4.13%, 06/15/2029	3,000,000	3,426,650
4.50%, 02/15/2027	3,680,000	4,204,609
5.25%, 04/15/2025	1,737,000	1,994,782
5.25%, 06/15/2049	3,110,000	4,085,366
Jaguar Holding Co. II / PPD Development LP
4.63%, 06/15/2025(e)	8,300,000	8,700,932
Total Health Care Facilities & Services		41,683,240

Homebuilders (0.52%)
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 04/01/2029(e)	3,500,000	3,600,275
	Principal Amount	Value (Note 2)
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	$5,000,000	$5,544,375
Total Homebuilders		9,144,650

Medical Equipment & Devices Manufacturing (0.12%)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/2031	1,993,000	2,071,796

Metals & Mining (0.58%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	9,805,000	10,220,150

Pharmaceuticals (3.80%)
AbbVie, Inc.
2.15%, 11/19/2021	3,250,000	3,269,170
Bausch Health Cos., Inc.
6.13%, 04/15/2025(e)	18,458,000	18,861,768
Elanco Animal Health, Inc.
4.91%, 08/27/2021	4,724,000	4,748,022
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028(e)	15,322,000	15,731,327
5.13%, 04/30/2031(e)	7,574,000	7,810,688
Viatris, Inc.
1.13%, 06/22/2022(e)	16,829,000	16,930,825
Total Pharmaceuticals		67,351,800

Pipeline (4.72%)
Buckeye Partners LP
4.13%, 12/01/2027	5,626,000	5,757,789
4.15%, 07/01/2023	3,800,000	3,937,750
4.35%, 10/15/2024	2,440,000	2,563,525
4.50%, 03/01/2028(e)	4,270,000	4,348,846
5.60%, 10/15/2044	2,828,000	2,803,269
Energy Transfer LP
3.45%, 01/15/2023	2,027,000	2,094,228
4.20%, 04/15/2027	2,215,000	2,477,606
Series B
3M US L + 4.16%(a)(f)	2,506,000	2,471,292
Series F
5Y US TI + 5.134%(a)(f)	2,985,000	2,994,254
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	13,325,858
4.32%, 12/30/2039(e)	8,561,000	9,021,504
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(e)	9,960,000	10,110,180
3.90%, 04/01/2024(e)	4,975,000	5,215,742
4.63%, 04/01/2029(e)	2,001,000	2,153,432
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	3,763,000	4,231,475

	Principal Amount	Value (Note 2)
Western Midstream Operating LP
4.35%, 02/01/2025	$7,165,000	$7,514,939
3M US L + 2.10%, 01/13/2023(a)	2,630,000	2,616,285
Total Pipeline		83,637,974

Power Generation (1.43%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	5,975,000	6,080,108
NRG Energy, Inc.
2.00%, 12/02/2025(e)	4,530,000	4,664,837
2.45%, 12/02/2027(e)	5,455,000	5,582,588
Vistra Operations Co. LLC
5.50%, 09/01/2026(e)	8,626,000	8,895,605
Total Power Generation		25,223,138

Property & Casualty Insurance (0.12%)
Fairfax US, Inc.
4.88%, 08/13/2024(e)	2,000,000	2,193,484

Publishing & Broadcasting (1.04%)
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	8,259,960
Scripps Escrow II, Inc.
3.88%, 01/15/2029(e)	9,960,000	9,977,379
Total Publishing & Broadcasting		18,237,339

Railroad (0.22%)
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	3,304,000	3,879,326

Real Estate (0.67%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	2,000,000	2,153,720
Howard Hughes Corp.
4.13%, 02/01/2029(e)	3,840,000	3,812,832
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
4.63%, 06/15/2025(e)	5,500,000	5,860,058
Total Real Estate		11,826,610

Refining & Marketing (1.60%)
HollyFrontier Corp.
4.50%, 10/01/2030	4,975,000	5,362,293
5.88%, 04/01/2026	5,044,000	5,846,833
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(a)	17,005,000	17,024,456
Total Refining & Marketing		28,233,582

Restaurants (0.46%)
Yum! Brands, Inc.
7.75%, 04/01/2025(e)	7,437,000	8,066,245
	Principal Amount	Value (Note 2)
Retail - Consumer Discretionary (0.56%)
Gap, Inc.
8.63%, 05/15/2025(e)	$7,949,000	$8,713,614
8.88%, 05/15/2027(e)	1,000,000	1,156,250
Total Retail - Consumer Discretionary		9,869,864

Semiconductors (0.66%)
Marvell Technology, Inc.
1.65%, 04/15/2026(e)	2,770,000	2,793,527
2.45%, 04/15/2028(e)	1,843,000	1,908,053
2.95%, 04/15/2031(e)	2,770,000	2,897,187
Microchip Technology, Inc.
0.97%, 02/15/2024(e)	3,985,000	3,994,086
Total Semiconductors		11,592,853

Software & Services (1.72%)
Black Knight InfoServ LLC
3.63%, 09/01/2028(e)	7,931,000	7,957,966
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028(e)	2,500,000	2,553,550
CoStar Group, Inc.
2.80%, 07/15/2030(e)	10,000,000	10,346,311
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029(e)	1,988,000	2,005,395
4.75%, 07/15/2031(e)	3,976,000	4,015,283
Roper Technologies, Inc.
0.45%, 08/15/2022	1,635,000	1,637,065
VMware, Inc.
2.20%, 08/15/2031	1,990,000	1,989,346
Total Software & Services		30,504,916

Supermarkets & Pharmacies (0.36%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027(e)	2,990,000	3,167,158
Kroger Co.
2.65%, 10/15/2026	2,860,000	3,057,236
Total Supermarkets & Pharmacies		6,224,394

Transportation & Logistics (0.44%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	7,694,623	7,738,848

Utilities (2.09%)
Atmos Energy Corp.
3M US L + 0.38%, 03/09/2023(a)	1,993,000	1,993,563
Dominion Energy, Inc.
2.72%, 08/15/2021(c)	2,300,000	2,301,012
3.07%, 08/15/2024(c)	1,500,000	1,597,609
Edison International
Series A
5Y US TI + 4.70%(a)(f)	2,638,000	2,679,219

	Principal Amount	Value (Note 2)
Exelon Corp.
3.50%, 06/01/2022	$2,673,000	$2,736,295
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/2021	1,000,000	1,001,711
ONE Gas, Inc.
0.85%, 03/11/2023	6,975,000	6,977,239
1.10%, 03/11/2024	2,610,000	2,610,829
Pacific Gas and Electric Co.
1.37%, 03/10/2023	3,990,000	3,987,957
3M US L + 1.38%, 11/15/2021(a)	8,165,000	8,174,269
Southern California Edison Co.
1.10%, 04/01/2024	2,990,000	3,014,137
Total Utilities		37,073,840

Waste & Environment Services & Equipment (0.31%)
GFL Environmental, Inc.
3.75%, 08/01/2025(e)	1,000,000	1,028,750
4.25%, 06/01/2025(e)	4,254,000	4,424,160
Total Waste & Environment Services & Equipment		5,452,910

Wireless Telecommunications Services (0.54%)
AT&T, Inc.
1.70%, 03/25/2026	1,995,000	2,026,395
Sprint Corp.
7.88%, 09/15/2023	6,792,000	7,692,959
Total Wireless Telecommunications Services		9,719,354

Wireline Telecommunications Services (0.06%)
NTT Finance Corp.
0.37%, 03/03/2023(e)	996,000	996,800

TOTAL CORPORATE BONDS
(Cost $973,593,608)		1,005,498,354

GOVERNMENT BONDS (25.42%)
U.S. Treasury Bonds (25.42%)
United States Treasury Bonds
0.88%, 11/15/2030	16,073,000	15,609,646
1.13%, 02/15/2031	39,018,000	38,685,738
1.38%, 11/15/2040	21,538,000	20,016,879
1.38%, 08/15/2050	31,128,000	27,350,082
1.88%, 02/15/2051	8,555,000	8,496,853
2.25%, 05/15/2041	8,165,000	8,772,910
2.38%, 05/15/2051	33,310,000	36,961,088
	Principal Amount	Value (Note 2)
United States Treasury Notes
0.13%, 01/31/2023	$19,906,000	$19,906,000
0.13%, 04/30/2023	17,143,000	17,134,629
0.13%, 05/31/2023	43,754,000	43,726,654
0.13%, 06/30/2023	10,000,000	9,993,164
0.13%, 12/15/2023	33,353,000	33,267,012
0.50%, 02/28/2026	50,448,000	50,132,699
0.63%, 08/15/2030	45,411,000	43,222,935
0.75%, 03/31/2026	37,305,000	37,478,410
0.75%, 04/30/2026	17,345,000	17,418,513
1.25%, 05/31/2028	17,186,000	17,494,811
1.63%, 05/15/2031	4,672,000	4,843,915
Total U.S. Treasury Bonds		450,511,938

TOTAL GOVERNMENT BONDS
(Cost $443,720,978)		450,511,938

	Shares	Value (Note 2)
PREFERRED STOCK (1.17%)
Consumer Discretionary (0.51%)
Retail - Consumer Discretionary (0.51%)
Qurate Retail, Inc.	83,200	9,025,536

TOTAL Consumer Discretionary		9,025,536

Financials (0.66%)
Banks (0.66%)
Bank of Hawaii, Series A(f)	367,000	9,516,310
First Republic Bank(f)	86,350	2,158,750
		11,675,060

TOTAL Financials		11,675,060

TOTAL PREFERRED STOCK
(Cost $19,652,159)		20,700,596

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.43%)
Money Market Fund (0.43%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.030%	7,649,659	7,649,659

TOTAL SHORT TERM INVESTMENTS
(Cost $7,649,659)			7,649,659

Value (Note 2)
TOTAL INVESTMENTS (100.02%)
(Cost $1,727,414,610)	$1,772,284,302

Liabilities In Excess Of Other Assets (-0.02%)	(327,075)

NET ASSETS (100.00%)	$1,771,957,227

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of July 31, 2021 was 0.09%

3M US L - 3 Month LIBOR as of July 31, 2021 was 0.12%

1D US SOFR - 1 Day SOFR as of July 31, 2021 was 0.05%

1Y US TI - 1 Year US Treasury Index as of July 31, 2021 was 0.07%

5Y US TI - 5 Year US Treasury Index as of July 31, 2021 was 0.69%

7Y US TI - 7 Year US Treasury Index as of July 31, 2021 was 1.00%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2021.
(d)	Interest only security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the aggregate market value of those securities was $403,687,225, representing 22.78% of net assets.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See notes to quarterly statement of investments.

ALPS | Smith Credit Opportunities Fund
STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (0.34%)
Communications (0.13%)
Telecommunications (0.13%)
AT&T, Inc.	8,156	$228,776

TOTAL Communications		228,776

Utilities (0.21%)
Utilities (0.21%)
Vistra Corp.	18,420	352,743

TOTAL Utilities		352,743

TOTAL COMMON STOCKS
(Cost $564,492)		581,519

	Shares	(Note 2)
EXCHANGE TRADED FUNDS (3.41%)
Invesco Senior Loan ETF	262,425	5,781,223

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,822,169)		5,781,223

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.46%)
Ginnie Mae
Series 2011-H05, Class FB,
1M US L + 0.50%, 12/20/2060(a)	$34,376	$34,552
Series 2011-H14, Class FC,
1M US L + 0.50%, 05/20/2061(a)	81,659	82,024
Series 2012-H20, Class BA,
1M US L + 0.56%, 09/20/2062(a)	65,068	65,358
Series 2012-H29, Class SA,
1M US L + 0.515%, 10/20/2062(a)	61,141	61,517
Series 2013-H07, Class GA,
1M US L + 0.47%, 03/20/2063(a)	57,225	57,406
Series 2013-H10, Class FA,
1M US L + 0.40%, 03/20/2063(a)	27,771	27,834
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	37,732	37,607
	Principal	Value
	Amount	(Note 2)
Series 2013-H23, Class FA,
1M US L + 1.30%, 09/20/2063(a)	$48,384	$49,149
Series 2014-H03, Class FA,
1M US L + 0.60%, 01/20/2064(a)	32,135	32,317
Series 2015-H29, Class FL,
1M US L + 0.60%, 11/20/2065(a)	78,130	78,800
Series 2016-H09, Class FA,
1M US L + 0.65%, 03/20/2066(a)	57,306	57,986
Series 2018-H07, Class FE,
1M US L + 0.35%, 02/20/2068(a)	105,045	105,158
Series 2020-H09, Class NF,
1M US L + 1.25%, 04/20/2070(a)	81,242	83,903
		773,611

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $751,082)		773,611

		Value
	Shares	(Note 2)
CORPORATE BONDS (83.68%)
Advertising & Marketing (1.32%)
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029(b)	900,000	904,572
5.00%, 08/15/2027(b)	1,300,000	1,327,716
Total Advertising & Marketing		2,232,288

Aerospace & Defense (1.25%)
Boeing Co.
2.20%, 02/04/2026	1,575,000	1,589,603
4.51%, 05/01/2023	500,000	531,448
Total Aerospace & Defense		2,121,051

Airlines (4.32%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(b)	600,504	668,337
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(b)	1,487,209	1,660,652
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(b)	1,138,542	1,227,564
Delta Air Lines, Inc.
7.00%, 05/01/2025(b)	1,415,000	1,665,334
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	1,901,324	2,119,023
Total Airlines		7,340,910

		Value
	Shares	(Note 2)
Automobiles Manufacturing (4.32%)
Ford Motor Co.
5.29%, 12/08/2046	$300,000	$344,126
8.50%, 04/21/2023	370,000	411,248
9.00%, 04/22/2025	750,000	924,150
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	450,000	470,844
4.00%, 11/13/2030	450,000	476,492
General Motors Co.
5.00%, 04/01/2035	905,000	1,113,576
5.40%, 10/02/2023	1,000,000	1,097,281
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(b)	2,175,000	2,486,354
Total Automobiles Manufacturing		7,324,071

Banks (1.99%)
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	1,250,000	1,330,632
UniCredit SpA
5Y US TI + 4.75%, 06/30/2035(a)(b)	1,850,000	2,046,031
Total Banks		3,376,663

Cable & Satellite (1.21%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032	1,950,000	2,046,944

Casinos & Gaming (4.19%)
Boyd Gaming Corp.
4.75%, 12/01/2027	1,500,000	1,556,250
8.63%, 06/01/2025(b)	575,000	628,185
International Game Technology PLC
4.13%, 04/15/2026(b)	1,000,000	1,043,045
MGM Resorts International
4.75%, 10/15/2028	1,150,000	1,212,014
Penn National Gaming, Inc.
5.63%, 01/15/2027(b)	760,000	788,500
Station Casinos LLC
5.00%, 10/01/2025(b)	1,850,000	1,875,326
Total Casinos & Gaming		7,103,320

Chemicals (1.70%)
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.25%, 12/15/2025(b)	1,600,000	1,644,000
LYB International Finance III LLC
3M US L + 1.00%, 10/01/2023(a)	1,220,000	1,221,732
Total Chemicals		2,865,732

Commercial Finance (2.92%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	600,000	596,935
		Value
	Shares	(Note 2)
Aircastle, Ltd.
2.85%, 01/26/2028(b)	$1,625,000	$1,669,556
Antares Holdings LP
2.75%, 01/15/2027(b)	500,000	500,983
3.95%, 07/15/2026(b)	500,000	531,336
Avolon Holdings Funding, Ltd.
2.75%, 02/21/2028(b)	1,625,000	1,641,713
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(b)	14,000	14,609
Total Commercial Finance		4,955,132

Consumer Finance (6.04%)
Ally Financial, Inc.
Series B
5Y US TI + 3.87%(a)(c)	1,084,000	1,136,574
American Express Co.
Series B
3M US L + 3.43%(a)(c)	1,450,000	1,460,534
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029(b)	1,500,000	1,473,900
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.75%, 06/15/2029(b)	1,000,000	997,500
LD Holdings Group LLC
6.50%, 11/01/2025(b)	2,000,000	2,049,719
OneMain Finance Corp.
3.50%, 01/15/2027	650,000	662,246
5.38%, 11/15/2029	300,000	330,171
8.88%, 06/01/2025	875,000	963,576
Quicken Loans LLC
3.63%, 03/01/2029(b)	850,000	853,370
5.25%, 01/15/2028(b)	300,000	316,236
Total Consumer Finance		10,243,826

Consumer Products (0.78%)
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026(b)	1,300,000	1,322,750

Consumer Services (1.42%)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028(b)	2,400,000	2,409,750

Department Stores (1.76%)
NMG Holding Co. Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026(b)	1,000,000	1,068,740
Nordstrom, Inc.
4.25%, 08/01/2031	1,802,000	1,898,472
Total Department Stores		2,967,212

		Value
	Shares	(Note 2)
Exploration & Production (1.71%)
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(b)	$1,800,000	$1,838,889
Murphy Oil Corp.
6.38%, 07/15/2028	1,000,000	1,058,615
Total Exploration & Production		2,897,504

Financial Services (5.19%)
Compass Group Diversified Holdings LLC
5.25%, 04/16/2029(b)	900,000	934,875
Credit Suisse Group AG
3.57%, 01/09/2023(b)	300,000	304,162
1D US SOFR + 1.73%, 05/14/2032(a)(b)	725,000	758,422
5Y US TI + 3.55%(a)(b)(c)	1,275,000	1,271,303
5Y US TI + 4.82%(a)(b)(c)	625,000	694,897
FS KKR Capital Corp.
3.40%, 01/15/2026	2,100,000	2,195,261
Golub Capital BDC, Inc.
2.50%, 08/24/2026	1,750,000	1,786,650
3.38%, 04/15/2024	800,000	840,770
Total Financial Services		8,786,340

Forest & Paper Products Manufacturing (0.91%)
Mercer International, Inc.
5.13%, 02/01/2029	350,000	357,438
Resolute Forest Products, Inc.
4.88%, 03/01/2026(b)	1,150,000	1,191,244
Total Forest & Paper Products Manufacturing		1,548,682

Hardware (0.61%)
NCR Corp.
5.13%, 04/15/2029(b)	1,000,000	1,042,270

Health Care Facilities & Services (0.14%)
HCA, Inc.
5.88%, 02/15/2026	200,000	232,750

Home Improvement (0.31%)
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(b)	500,000	523,750

Homebuilders (1.82%)
Forestar Group, Inc.
3.85%, 05/15/2026(b)	1,515,000	1,535,028
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 02/15/2028(b)	125,000	128,575
4.75%, 04/01/2029(b)	1,375,000	1,414,394
Total Homebuilders		3,077,997

Industrial Other (2.23%)
Dycom Industries, Inc.
4.50%, 04/15/2029(b)	1,500,000	1,520,693
		Value
	Shares	(Note 2)
Element Fleet Management Corp.
1.60%, 04/06/2024(b)	$530,000	$539,408
H&E Equipment Services, Inc.
3.88%, 12/15/2028(b)	1,725,000	1,712,390
Total Industrial Other		3,772,491

Internet Media (1.21%)
Endure Digital, Inc.
6.00%, 02/15/2029(b)	1,000,000	972,555
Uber Technologies, Inc.
8.00%, 11/01/2026(b)	1,000,000	1,072,500
Total Internet Media		2,045,055

Leisure Products Manufacturing (0.79%)
Vista Outdoor, Inc.
4.50%, 03/15/2029(b)	1,315,000	1,341,635

Metals & Mining (1.84%)
SunCoke Energy, Inc.
4.88%, 06/30/2029(b)	1,500,000	1,513,335
TMS International Corp.
6.25%, 04/15/2029(b)	500,000	525,500
United States Steel Corp.
6.88%, 03/01/2029	1,000,000	1,086,680
Total Metals & Mining		3,125,515

Pharmaceuticals (2.98%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b)	2,882,000	2,945,043
Elanco Animal Health, Inc.
4.91%, 08/27/2021	25,000	25,127
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(b)	2,030,000	2,093,438
Total Pharmaceuticals		5,063,608

Pipeline (7.11%)
Buckeye Partners LP
4.13%, 12/01/2027	915,000	936,434
4.35%, 10/15/2024	700,000	735,438
4.50%, 03/01/2028(b)	1,155,000	1,176,327
5.60%, 10/15/2044	160,000	158,601
Energy Transfer LP
4.20%, 04/15/2027	750,000	838,918
Series B
3M US L + 4.16%(a)(c)	875,000	862,881
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(b)	1,571,000	1,618,346
4.32%, 12/30/2039(b)	777,000	818,796
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	1,200,000	1,238,766
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(b)	275,000	288,307
4.63%, 04/01/2029(b)	934,000	1,005,150

		Value
	Shares	(Note 2)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	$1,014,000	$1,140,238
Western Midstream Operating LP
4.35%, 02/01/2025	525,000	550,641
3M US L + 2.10%, 01/13/2023(a)	700,000	696,350
Total Pipeline		12,065,193

Power Generation (1.62%)
Alexander Funding Trust
1.84%, 11/15/2023(b)	1,350,000	1,373,748
Vistra Operations Co. LLC
5.50%, 09/01/2026(b)	1,325,000	1,366,413
Total Power Generation		2,740,161

Publishing & Broadcasting (3.49%)
Gray Television, Inc.
4.75%, 10/15/2030(b)	2,000,000	1,986,360
Nexstar Media, Inc.
4.75%, 11/01/2028(b)	1,600,000	1,651,992
Scripps Escrow II, Inc.
5.38%, 01/15/2031(b)	2,300,000	2,302,150
Total Publishing & Broadcasting		5,940,502

Real Estate (4.66%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(b)	1,975,000	2,126,799
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	1,850,000	2,182,882
Howard Hughes Corp.
4.13%, 02/01/2029(b)	1,475,000	1,464,564
4.38%, 02/01/2031(b)	160,000	159,794
Kennedy-Wilson, Inc.
5.00%, 03/01/2031	1,050,000	1,079,615
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
4.63%, 06/15/2025(b)	200,000	213,093
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 01/15/2029(b)	650,000	682,516
Total Real Estate		7,909,263

Refining & Marketing (1.81%)
HollyFrontier Corp.
4.50%, 10/01/2030	750,000	808,386
5.88%, 04/01/2026	325,000	376,729
Parkland Corp.
4.50%, 10/01/2029(b)	1,000,000	1,030,000
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(a)	850,000	850,972
Total Refining & Marketing		3,066,087
		Value
	Shares	(Note 2)
Retail - Consumer Discretionary (2.16%)
Carvana Co.
5.50%, 04/15/2027(b)	$1,000,000	$1,036,250
Lithia Motors, Inc.
3.88%, 06/01/2029(b)	500,000	527,235
Petsmart, Inc.
4.75%, 02/15/2028(b)	750,000	779,708
Victoria's Secret & Co.
4.63%, 07/15/2029(b)	1,325,000	1,328,491
Total Retail - Consumer Discretionary		3,671,684

Retail - Consumer Staples (0.70%)
United Natural Foods, Inc.
6.75%, 10/15/2028(b)	1,100,000	1,186,636

Semiconductors (0.22%)
Marvell Technology, Inc.
1.65%, 04/15/2026(b)	220,000	221,868
2.45%, 04/15/2028(b)	150,000	155,295
Total Semiconductors		377,163

Software & Services (2.89%)
Black Knight InfoServ LLC
3.63%, 09/01/2028(b)	1,175,000	1,178,995
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029(b)	1,000,000	1,008,750
4.75%, 07/15/2031(b)	1,000,000	1,009,880
Playtika Holding Corp.
4.25%, 03/15/2029(b)	1,700,000	1,697,875
Total Software & Services		4,895,500

Supermarkets & Pharmacies (0.94%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027(b)	1,500,000	1,588,875

Transportation & Logistics (1.58%)
GXO Logistics, Inc.
1.65%, 07/15/2026(b)	1,500,000	1,497,510
Meritor, Inc.
4.50%, 12/15/2028(b)	1,150,000	1,181,165
Total Transportation & Logistics		2,678,675

Utilities (1.14%)
Edison International
Series A
5Y US TI + 4.70%(a)(c)	477,000	484,453
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031(b)	500,000	520,825
Superior Plus LP / Superior General Partner, Inc.
4.50%, 03/15/2029(b)	900,000	927,131
Total Utilities		1,932,409

		Value
	Shares	(Note 2)
Waste & Environment Services & Equipment (1.26%)
GFL Environmental, Inc.
4.00%, 08/01/2028(b)	$1,950,000	$1,929,496
4.25%, 06/01/2025(b)	200,000	208,000
Total Waste & Environment Services & Equipment		2,137,496

Wireline Telecommunications Services (1.14%)
Consolidated Communications, Inc.
5.00%, 10/02/2028(b)	1,500,000	1,511,483
Frontier Communications Holdings LLC
5.00%, 05/01/2028(b)	400,000	414,290
Total Wireline Telecommunications Services		1,925,773

TOTAL CORPORATE BONDS
(Cost $139,174,329)		141,882,663

		Value
	Shares	(Note 2)
GOVERNMENT BONDS (7.74%)
U.S. Treasury Bonds (7.74%)
United States Treasury Bonds
2.25%, 05/15/2041	782,000	840,222
2.38%, 05/15/2051	1,495,000	1,658,866
United States Treasury Notes
0.38%, 01/31/2026	2,318,000	2,292,104
0.50%, 02/28/2026	1,246,000	1,238,213
0.75%, 03/31/2026	3,200,000	3,214,874
0.88%, 06/30/2026	1,139,000	1,149,411
1.13%, 02/29/2028	2,689,000	2,720,722
Total U.S. Treasury Bonds		13,114,412

TOTAL GOVERNMENT BONDS
(Cost $13,054,645)		13,114,412

		Value
	Shares	(Note 2)
PREFERRED STOCK (2.64%)
Consumer Discretionary (1.09%)
Retail - Consumer Discretionary (1.09%)
Qurate Retail, Inc.	17,000	1,844,160

TOTAL Consumer Discretionary		1,844,160

Financials (1.55%)
Banks (1.55%)
Bank of Hawaii, Series A(c)	63,000	1,633,590
First Republic Bank(c)	33,000	825,000
US Bancorp(c)	7,000	179,760
		2,638,350

TOTAL Financials		2,638,350

TOTAL PREFERRED STOCK
(Cost $4,304,301)		4,482,510
	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.76%)
Money Market Fund (0.76%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.030%	1,285,178	$1,285,178

TOTAL SHORT TERM INVESTMENTS
(Cost $1,285,178)			1,285,178

TOTAL INVESTMENTS (99.03%)
(Cost $164,956,196)			$167,901,116

Other Assets In Excess Of Liabilities (0.97%)			1,641,749

NET ASSETS (100.00%)			$169,542,865

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of July 31, 2021 was 0.09%

3M US L - 3 Month LIBOR as of July 31, 2021 was 0.12%

1D US SOFR - 1 Day SOFR as of July 31, 2021 was 0.05%

1Y US TI -  1 Year US Treasury Index as of July 31, 2021 was 0.07%

5Y US TI -  5 Year US Treasury Index as of July 31, 2021 was 0.69%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the aggregate market value of those securities was $97,864,197, representing 57.72% of net assets.
(c)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See notes to quarterly statement of investments.

ALPS | Smith Balanced Opportunity Fund
STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (61.29%)
Communications (6.41%)
Media (6.41%)
Alphabet, Inc., Class A(a)	366	$986,198
Facebook, Inc., Class A(a)	2,007	715,094
IAC/InterActiveCorp(a)	1,425	195,638
ViacomCBS, Inc.	4,307	176,286
Walt Disney Co.(a)	2,229	392,348
		2,465,564

TOTAL Communications		2,465,564

Consumer Discretionary (8.81%)
Consumer Discretionary Products (2.92%)
Bayerische Motoren Werke AG, ADR	7,035	233,386
Brunswick Corp.	2,087	217,883
Lennar Corp., Class A	2,921	307,143
Scotts Miracle-Gro Co.	929	164,396
YETI Holdings, Inc.(a)	2,028	195,357
		1,118,165

Consumer Discretionary Services (3.08%)
Carnival Corp.(a)	9,310	201,562
Marriott International, Inc., Class A(a)	1,729	252,399
McDonald's Corp.	1,522	369,405
Starbucks Corp.	2,968	360,404
		1,183,770

Retail & Whsle - Discretionary (2.81%)
Amazon.com, Inc.(a)	225	748,708
Lowe's Cos., Inc.	1,711	329,693
		1,078,401

TOTAL Consumer Discretionary		3,380,336

Consumer Staples (5.12%)
Consumer Staple Products (0.91%)
Estee Lauder Cos., Inc., Class A	1,042	347,851

Retail & Wholesale - Staples (4.21%)
Costco Wholesale Corp.	1,275	547,893
ITOCHU Corp., ADR	3,312	196,170
Target Corp.	1,451	378,784
Walmart, Inc.	3,455	492,510
		1,615,357

TOTAL Consumer Staples		1,963,208
		Value
	Shares	(Note 2)
Energy (3.18%)
Oil & Gas (3.18%)
ConocoPhillips	6,850	$384,011
Enbridge, Inc.	13,127	516,547
Marathon Petroleum Corp.	5,775	318,896
		1,219,454

TOTAL Energy		1,219,454

Financials (5.88%)
Banking (2.10%)
JPMorgan Chase & Co.	4,500	683,010
Wells Fargo & Co.	2,660	122,200
		805,210

Financial Services (3.11%)
Ally Financial, Inc.	4,470	229,579
Intercontinental Exchange, Inc.	2,818	337,681
LPL Financial Holdings, Inc.	2,155	303,941
T Rowe Price Group, Inc.	1,573	321,144
		1,192,345

Insurance (0.67%)
Prudential Financial, Inc.	2,560	256,717

TOTAL Financials		2,254,272

Health Care (8.33%)
Health Care (8.33%)
Danaher Corp.	1,307	388,819
HCA Healthcare, Inc.	1,405	348,721
IQVIA Holdings, Inc.(a)	1,145	283,617
Jazz Pharmaceuticals PLC(a)	1,445	244,956
Medtronic PLC	3,258	427,808
Thermo Fisher Scientific, Inc.	690	372,607
UnitedHealth Group, Inc.	1,934	797,233
Zoetis, Inc.	1,667	337,901
		3,201,662

TOTAL Health Care		3,201,662

Industrials (6.13%)
Industrial Products (4.16%)
Boeing Co.(a)	1,132	256,375
Caterpillar, Inc.	1,679	347,133
Deere & Co.	950	343,511
ITT, Inc.	1,611	157,733
Middleby Corp.(a)	727	139,213
TE Connectivity, Ltd.	2,395	353,191
		1,597,156

Industrial Services (1.97%)
Norfolk Southern Corp.	1,262	325,381
Old Dominion Freight Line, Inc.	820	220,703

		Value
	Shares	(Note 2)
Southwest Airlines Co.(a)	4,134	$208,850
		754,934

TOTAL Industrials		2,352,090

Materials (2.10%)
Materials (2.10%)
Anglo American PLC, ADR	11,170	248,979
Freeport-McMoRan, Inc.	3,855	146,876
Linde PLC	885	272,040
LyondellBasell Industries NV	1,390	138,069
		805,964

TOTAL Materials		805,964

Real Estate (1.25%)
Real Estate (1.25%)
Equity LifeStyle Properties, Inc.	5,736	480,677

TOTAL Real Estate		480,677

Technology (13.13%)
Software & Tech Services (7.39%)
Fidelity National Information Services, Inc.	2,068	308,235
Mastercard, Inc., Class A	1,631	629,468
Microsoft Corp.	3,427	976,387
PayPal Holdings, Inc.(a)	1,105	304,461
Synopsys, Inc.(a)	1,068	307,573
Tyler Technologies, Inc.(a)	635	312,826
		2,838,950

Tech Hardware & Semiconductors (5.74%)
Advanced Micro Devices, Inc.(a)	2,904	308,376
Apple, Inc.	6,915	1,008,622
Lam Research Corp.	245	156,165
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,971	346,537
Texas Instruments, Inc.	2,013	383,718
		2,203,418

TOTAL Technology		5,042,368

Utilities (0.95%)
Utilities (0.95%)
Alliant Energy Corp.	6,220	364,057

TOTAL Utilities		364,057

TOTAL COMMON STOCKS
(Cost $20,344,511)		23,529,652
	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.18%)
Fannie Mae
Series 1997-10, Class FA,
1M US L + 0.60%, 03/18/2027(b)	$11,209	$11,263
Series 1999-52, Class NF,
1M US L + 1.15%, 10/25/2023(b)	8,271	8,337
Series 2002-21, Class FD,
1M US L + 0.90%, 04/25/2032(b)	15,147	15,332
Series 2002-22, Class GC,
6.500%, 04/25/2032	10,186	12,100
Series 2002-58, Class PG,
6.000%, 09/25/2032	25,316	29,776
Series 2002-58, Class FG,
1M US L + 1.00%, 08/25/2032(b)	8,927	9,001
Series 2003-117, Class KB,
6.000%, 12/25/2033	22,271	26,185
Series 2003-87, Class SL,
9.10% - 1M US L%, 07/25/2033(b)	52,866	62,481
Series 2004-60, Class JC,
5.500%, 04/25/2034	18,566	20,601
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	107,801
Series 2007-104, Class ZE,
6.000%, 08/25/2037	23,013	26,979
Series 2007-22, Class A,
5.500%, 03/25/2037	11,192	13,043
Series 2007-55, Class PH,
6.000%, 06/25/2047	34,734	41,771
Series 2007-76, Class ZG,
6.000%, 08/25/2037	51,396	60,722
Series 2008-1, Class LF,
1M US L + 0.70%, 05/25/2037(b)	25,559	25,959
Series 2008-22, Class DB,
5.000%, 04/25/2048	21,720	25,275
Series 2009-12, Class LC,
8.958%, 06/25/2037(b)	19,966	25,455
Series 2009-51, Class BZ,
4.500%, 07/25/2039	42,885	48,080
Series 2010-98, Class BH,
5.500%, 09/25/2040	36,465	42,292
Series 2012-30, Class EH,
2.000%, 04/25/2022	8,585	8,611
Series 2012-64, Class NA,
3.000%, 08/25/2041	10,257	10,445
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	16,324
Series 2013-61, Class NY,
3.000%, 06/25/2033	35,000	38,621
Series 2013-9, Class AE,
1.750%, 03/25/2039	27,317	27,575

	Principal	Value
	Amount	(Note 2)
Series 2014-21, Class MA,
2.000%, 09/25/2041	$21,302	$21,962
		735,991
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	9,695	10,307
Series 1999-2123, Class L,
6.500%, 01/15/2029	32,670	36,998
Series 2002-2538, Class FB,
1M US L + 0.40%, 12/15/2032(b)	8,255	8,278
Series 2003-2626, Class FQ,
1M US L + 1.00%, 06/15/2023(b)	6,967	6,986
Series 2005-2977, Class AT,
4.500%, 05/15/2025	16,254	17,011
Series 2005-2990, Class LB,
16.94569% - 1M US L%, 06/15/2034(b)	7,685	8,917
Series 2005-2993, Class TF,
1M US L + 0.35%, 06/15/2025(b)	7,643	7,635
Series 2006-3174, Class LF,
1M US L + 0.35%, 05/15/2036(b)	15,034	15,114
Series 2006-3239, Class EF,
1M US L + 0.35%, 11/15/2036(b)	12,154	12,255
Series 2007-3298, Class Z,
6.000%, 04/15/2037	40,421	47,648
Series 2008-3409, Class DB,
6.000%, 01/15/2038	19,290	22,820
Series 2009-3572, Class KT,
4.500%, 09/15/2039	19,093	21,060
Series 2010-3645, Class WD,
4.500%, 02/15/2040	19,000	20,703
Series 2010-3699, Class LC,
4.000%, 03/15/2040	17,539	19,092
Series 2010-3721, Class FB,
1M US L + 0.50%, 09/15/2040(b)	14,803	15,038
Series 2010-3759, Class PY,
4.000%, 11/15/2040	25,000	27,896
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	30,519	34,135
Series 2011-3786, Class HL,
3.500%, 03/15/2038	13,062	13,144
Series 2011-3954, Class PG,
2.500%, 07/15/2041	37,909	39,512
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	29,086
Series 2012-4032, Class AD,
2.000%, 10/15/2041	22,862	23,369
Series 2012-4043, Class PB,
1.500%, 05/15/2027	19,287	19,640
	Principal	Value
	Amount	(Note 2)
Series 2012-4064, Class TL,
4.000%, 03/15/2042	$8,765	$8,966
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	19,876	20,842
Series 2013-4251, Class KE,
2.500%, 04/15/2028	25,041	25,236
Series 2015-4498, Class JA,
2.500%, 04/15/2037	44,041	45,176
		556,864
Ginnie Mae
Series 2004-86, Class C,
5.500%, 10/20/2034	16,000	18,430
Series 2005-91, Class PD,
5.500%, 12/20/2035	14,114	16,028
Series 2007-70, Class FC,
1M US L + 0.47%, 11/20/2037(b)	22,709	22,889
Series 2008-2, Class PC,
4.750%, 01/20/2038	9,702	10,824
Series 2008-46, Class FA,
1M US L + 0.60%, 05/20/2038(b)	9,334	9,385
Series 2008-60, Class JP,
5.500%, 07/20/2038	31,000	35,581
Series 2009-104, Class KA,
4.500%, 08/16/2039	19,338	20,073
Series 2010-151, Class KA,
3.000%, 09/16/2039	36,315	36,733
Series 2010-98, Class MG,
3.000%, 08/20/2039	8,061	8,220
Series 2011-H23, Class HA,
3.000%, 12/20/2061	6,902	7,305
Series 2012-39, Class GA,
3.000%, 10/16/2040	10,971	11,375
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	56,833
Series 2013-98, Class DM,
3.500%, 07/20/2042	20,047	20,749
Series 2019-162, Class GA,
3.000%, 10/20/2049	16,770	17,081
Series 2019-29, Class JB,
4.500%, 12/20/2046	5,197	5,262
Series 2020-140, Class PA,
4.500%, 09/20/2050	7,318	7,851
Series 2020-5, Class LC,
3.500%, 10/20/2049	8,362	8,601
		313,220

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,571,430)		1,606,075

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.10%)
Fannie Mae-Aces
Series 2011-M8, Class A2,
2.922%, 08/25/2021	$13,883	$13,875
Series 2014-M9, Class A2,
3.103%, 07/25/2024(b)	21,775	23,221
		37,096

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $36,736)		37,096

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (0.69%)
Fannie Mae Pool
Series 2005-,
7.678%, 06/15/2034	18,802	21,549
Series 2012-AM0762,
3.290%, 09/01/2032	8,429	9,598
Series 2012-AM1671,
2.100%, 12/01/2027	34,557	36,139
Series 2015-AM8645,
2.690%, 05/01/2027	21,811	23,686
Series 2015-AM8674,
2.810%, 04/01/2025	20,000	21,532
Series 2017-AN6670,
3.210%, 09/01/2027	29,617	31,060
Series 2018-109741,
3.730%, 11/01/2025	50,000	53,819
Series 2018-BL0212,
3.820%, 07/01/2027	34,608	39,560
Series 2019-,
3.340%, 05/01/2031	24,934	28,554
		265,497

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $258,717)		265,497

CORPORATE BONDS (13.63%)
Aerospace & Defense (0.83%)
Boeing Co.
4.51%, 05/01/2023	33,000	35,076
Teledyne Technologies, Inc.
0.65%, 04/01/2023	15,000	15,009
0.95%, 04/01/2024	80,000	80,092
1.60%, 04/01/2026	25,000	25,350
2.25%, 04/01/2028	95,000	98,367
TransDigm, Inc.
8.00%, 12/15/2025(c)	60,000	64,502
Total Aerospace & Defense		318,396
	Principal	Value
	Amount	(Note 2)
Airlines (0.50%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(c)	$49,962	$55,606
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(c)	28,026	31,295
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(c)	5,927	6,390
Delta Air Lines, Inc.
7.00%, 05/01/2025(c)	7,000	8,238
Southwest Airlines Co.
5.25%, 05/04/2025	55,000	62,836
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	23,187	25,842
Total Airlines		190,207

Apparel & Textile Products (0.08%)
Hanesbrands, Inc.
5.38%, 05/15/2025(c)	28,000	29,486

Automobiles Manufacturing (0.66%)
Ford Motor Co.
5.29%, 12/08/2046	20,000	22,942
8.50%, 04/21/2023	20,000	22,230
9.00%, 04/22/2025	80,000	98,575
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	35,000	36,584
4.00%, 11/13/2030	35,000	37,060
General Motors Co.
5.00%, 04/01/2035	22,000	27,070
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(c)	5,000	5,020
0.88%, 11/22/2023(c)	5,000	5,028
Total Automobiles Manufacturing		254,509

Banks (0.43%)
CIT Group, Inc.
1D US SOFR + 3.83%, 06/19/2024(b)	67,000	70,555
Citizens Financial Group, Inc.
4.15%, 09/28/2022(c)	30,000	31,135
SVB Financial Group
2.10%, 05/15/2028	24,000	24,662
Synovus Bank/Columbus GA
1D US SOFR + 0.95%, 02/10/2023(b)	15,000	15,110
Truist Bank
5Y US TI + 1.15%, 09/17/2029(b)	25,000	26,236
Total Banks		167,698

	Principal	Value
	Amount	(Note 2)
Cable & Satellite (0.47%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(c)	$60,000	$61,981
4.50%, 06/01/2033(c)	22,000	22,931
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	20,000	20,017
5.05%, 03/30/2029	58,000	69,272
Sirius XM Radio, Inc.
3.88%, 08/01/2022	5,000	5,000
Total Cable & Satellite		179,201

Casinos & Gaming (0.15%)
MGM Resorts International
5.50%, 04/15/2027	15,000	16,319
7.75%, 03/15/2022	10,000	10,380
Penn National Gaming, Inc.
5.63%, 01/15/2027(c)	30,000	31,125
Total Casinos & Gaming		57,824

Chemicals (0.30%)
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.25%, 12/15/2025(c)	15,000	15,413
LYB International Finance III LLC
3M US L + 1.00%, 10/01/2023(b)	100,000	100,141
Total Chemicals		115,554

Commercial Finance (0.37%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	65,000	76,135
Avolon Holdings Funding, Ltd.
3.63%, 05/01/2022(c)	20,000	20,392
4.25%, 04/15/2026(c)	25,000	27,355
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(c)	17,000	17,739
Total Commercial Finance		141,621

Construction Materials Manufacturing (0.08%)
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	12,000	12,355
3.20%, 07/15/2051	18,000	18,461
Total Construction Materials Manufacturing		30,816

Consumer Finance (0.64%)
Ally Financial, Inc.
1.45%, 10/02/2023	10,000	10,159
Series B
5Y US TI + 3.87%(b)(d)	10,000	10,485
Series C
7Y US TI + 3.481%(b)(d)	18,000	18,742
American Express Co.
Series B
3M US L + 3.43%(b)(d)	50,000	50,363
	Principal	Value
	Amount	(Note 2)
Discover Financial Services
Series D
5Y US TI + 5.78%(b)(d)	$15,000	$16,951
OneMain Finance Corp.
8.88%, 06/01/2025	101,000	111,225
Quicken Loans LLC
3.63%, 03/01/2029(c)	20,000	20,079
5.25%, 01/15/2028(c)	10,000	10,541
Total Consumer Finance		248,545

Consumer Services (0.05%)
Block Financial LLC
2.50%, 07/15/2028	18,000	18,416

Department Stores (0.20%)
Nordstrom, Inc.
4.25%, 08/01/2031	74,000	77,962

Diversified Banks (1.33%)
Bank of America Corp.
4.45%, 03/03/2026	25,000	28,333
1D US SOFR + 0.96%, 07/22/2027(b)	56,000	57,000
1D US SOFR + 1.37%, 10/24/2031(b)	119,000	117,441
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026	10,000	10,046
Citigroup, Inc.
4.30%, 11/20/2026	96,000	109,407
1D US SOFR + 1.17%, 05/01/2032(b)	7,000	7,246
JPMorgan Chase & Co.
1D US SOFR + 0.535%, 06/01/2025(b)	18,000	18,043
1D US SOFR + 1.25%, 04/22/2032(b)	60,000	62,471
1D US SOFR + 1.46%, 06/01/2024(b)	30,000	30,593
1D US SOFR + 1.46%, 04/22/2042(b)	41,000	43,725
1D US SOFR + 2.04%, 04/22/2031(b)	25,000	26,022
Total Diversified Banks		510,327

Exploration & Production (0.03%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	10,000	11,449

Financial Services (1.88%)
Credit Suisse Group AG
3.57%, 01/09/2023(c)	37,000	37,513
5Y US TI + 4.82%(b)(c)(d)	200,000	222,367

	Principal	Value
	Amount	(Note 2)
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	$60,000	$65,179
1D US SOFR + 0.50%, 09/10/2024(b)	24,000	24,017
Series DMTN
1D US SOFR + 1.248%, 07/21/2032(b)	22,000	22,413
Morgan Stanley
Series I
1D US SOFR + 0.75%, 10/21/2025(b)	10,000	10,011
1D US SOFR + 0.88%, 05/04/2027(b)	14,000	14,216
1D US SOFR + 1.034%, 02/13/2032(b)	150,000	145,981
Series GMTN
1D US SOFR + 0.858%, 07/20/2027(b)	85,000	85,769
Nasdaq, Inc.
0.45%, 12/21/2022	10,000	10,005
National Securities Clearing Corp.
0.40%, 12/07/2023(c)	20,000	20,042
Raymond James Financial, Inc.
4.65%, 04/01/2030	50,000	60,750
Total Financial Services		718,263

Food & Beverage (0.07%)
Constellation Brands, Inc.
2.25%, 08/01/2031	15,000	15,146
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024(c)	10,000	10,275
Total Food & Beverage		25,421

Health Care Facilities & Services (0.69%)
HCA, Inc.
2.38%, 07/15/2031	73,000	73,883
3.50%, 07/15/2051	42,000	43,458
4.13%, 06/15/2029	40,000	45,689
4.50%, 02/15/2027	25,000	28,564
5.25%, 06/15/2049	15,000	19,704
Jaguar Holding Co. II / PPD Development LP
4.63%, 06/15/2025(c)	50,000	52,415
Total Health Care Facilities & Services		263,713

Industrial Other (0.07%)
Honeywell International, Inc.
0.48%, 08/19/2022	25,000	25,004

Medical Equipment & Devices Manufacturing (0.02%)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/2031	7,000	7,277
	Principal	Value
	Amount	(Note 2)
Metals & Mining (0.20%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	$75,000	$78,176

Pharmaceuticals (0.89%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(c)	137,000	139,997
Elanco Animal Health, Inc.
4.91%, 08/27/2021	30,000	30,153
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028(c)	55,000	56,469
5.13%, 04/30/2031(c)	26,000	26,813
Viatris, Inc.
1.13%, 06/22/2022(c)	86,000	86,520
Total Pharmaceuticals		339,952

Pipeline (1.36%)
Buckeye Partners LP
4.13%, 12/01/2027	81,000	82,897
4.35%, 10/15/2024	10,000	10,506
4.50%, 03/01/2028(c)	15,000	15,277
5.60%, 10/15/2044	12,000	11,895
Energy Transfer LP
3.45%, 01/15/2023	10,000	10,332
4.20%, 04/15/2027	25,000	27,964
Series F
5Y US TI + 5.134%(b)(d)	15,000	15,047
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(c)	93,000	95,802
4.32%, 12/30/2039(c)	62,000	65,335
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(c)	85,000	86,282
3.90%, 04/01/2024(c)	25,000	26,210
4.63%, 04/01/2029(c)	5,000	5,381
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	23,000	25,863
Western Midstream Operating LP
4.35%, 02/01/2025	40,000	41,954
Total Pipeline		520,745

Power Generation (0.40%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	75,000	76,320
NRG Energy, Inc.
2.00%, 12/02/2025(c)	20,000	20,595
2.45%, 12/02/2027(c)	25,000	25,585
Vistra Operations Co. LLC
5.50%, 09/01/2026(c)	29,000	29,906
Total Power Generation		152,406

Publishing & Broadcasting (0.17%)
Nexstar Media, Inc.
4.75%, 11/01/2028(c)	25,000	25,812

	Principal	Value
	Amount	(Note 2)
Scripps Escrow II, Inc.
3.88%, 01/15/2029(c)	$40,000	$40,070
Total Publishing & Broadcasting		65,882

Railroad (0.05%)
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	15,000	17,612

Refining & Marketing (0.37%)
HollyFrontier Corp.
4.50%, 10/01/2030	25,000	26,946
5.88%, 04/01/2026	35,000	40,571
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(b)	76,000	76,087
Total Refining & Marketing		143,604

Restaurants (0.04%)
Yum! Brands, Inc.
7.75%, 04/01/2025(c)	13,000	14,100

Retail - Consumer Discretionary (0.15%)
Gap, Inc.
8.63%, 05/15/2025(c)	54,000	59,194

Semiconductors (0.11%)
Marvell Technology, Inc.
1.65%, 04/15/2026(c)	10,000	10,085
2.45%, 04/15/2028(c)	7,000	7,247
2.95%, 04/15/2031(c)	10,000	10,459
Microchip Technology, Inc.
0.97%, 02/15/2024(c)	15,000	15,034
Total Semiconductors		42,825

Software & Services (0.28%)
CoStar Group, Inc.
2.80%, 07/15/2030(c)	60,000	62,079
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029(c)	12,000	12,105
4.75%, 07/15/2031(c)	24,000	24,237
VMware, Inc.
2.20%, 08/15/2031	10,000	9,997
Total Software & Services		108,418

Supermarkets & Pharmacies (0.02%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027(c)	10,000	10,592

Transportation & Logistics (0.13%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	48,663	48,943
	Principal	Value
	Amount	(Note 2)
Utilities (0.45%)
Atmos Energy Corp.
3M US L + 0.38%, 03/09/2023(b)	$7,000	$7,002
Dominion Energy, Inc.
3.07%, 08/15/2024(e)	25,000	26,627
Edison International
Series A
5Y US TI + 4.70%(b)(d)	5,000	5,078
ONE Gas, Inc.
0.85%, 03/11/2023	25,000	25,008
1.10%, 03/11/2024	15,000	15,005
Pacific Gas and Electric Co.
1.37%, 03/10/2023	46,000	45,976
3M US L + 1.38%, 11/15/2021(b)	40,000	40,045
Southern California Edison Co.
1.10%, 04/01/2024	10,000	10,081
Total Utilities		174,822

Waste & Environment Services & Equipment (0.06%)
GFL Environmental, Inc.
4.25%, 06/01/2025(c)	25,000	26,000

Wireless Telecommunications Services (0.09%)
AT&T, Inc.
1.70%, 03/25/2026	5,000	5,079
Sprint Corp.
7.88%, 09/15/2023	25,000	28,316
Total Wireless Telecommunications Services		33,395

Wireline Telecommunications Services (0.01%)
NTT Finance Corp.
0.37%, 03/03/2023(c)	4,000	4,003

TOTAL CORPORATE BONDS
(Cost $5,142,088)		5,232,358

GOVERNMENT BONDS (16.74%)
U.S. Treasury Bonds (16.74%)
United States Treasury Bonds
0.88%, 11/15/2030	94,000	91,290
1.13%, 02/15/2031	237,000	234,982
1.13%, 08/15/2040	112,000	99,759
1.38%, 11/15/2040	17,000	15,799
1.38%, 08/15/2050	37,000	32,509
1.88%, 02/15/2041	211,000	213,440
1.88%, 02/15/2051	105,000	104,286
2.25%, 05/15/2041	127,000	136,456
2.38%, 05/15/2051	334,000	370,610

	Principal	Value
	Amount	(Note 2)
United States Treasury Notes
0.13%, 12/31/2022	$65,000	$65,008
0.13%, 01/31/2023	320,000	320,000
0.13%, 02/28/2023	320,000	319,975
0.13%, 03/31/2023	287,000	286,910
0.13%, 04/30/2023	297,000	296,855
0.13%, 05/31/2023	316,000	315,803
0.13%, 06/30/2023	320,000	319,781
0.13%, 12/15/2023	278,000	277,283
0.13%, 02/15/2024	320,000	318,931
0.25%, 06/15/2023	327,000	327,536
0.25%, 03/15/2024	284,000	283,806
0.25%, 05/15/2024	320,000	319,450
0.38%, 04/15/2024	250,000	250,527
0.38%, 01/31/2026	80,000	79,106
0.50%, 02/28/2026	270,000	268,313
0.63%, 08/15/2030	194,000	184,652
0.75%, 03/31/2026	307,000	308,427
0.75%, 04/30/2026	310,000	311,314
1.25%, 05/31/2028	105,000	106,887
1.63%, 05/15/2031	162,000	167,961
Total U.S. Treasury Bonds		6,427,656

TOTAL GOVERNMENT BONDS
(Cost $6,370,860)		6,427,656

		Value
	Shares	(Note 2)
PREFERRED STOCK (0.36%)
Consumer Discretionary (0.12%)
Retail - Consumer Discretionary (0.12%)
Qurate Retail, Inc.	400	43,392

TOTAL Consumer Discretionary		43,392

Financials (0.24%)
Banks (0.24%)
Bank of Hawaii, Series A(d)	3,000	77,790
First Republic Bank(d)	650	16,250
		94,040

TOTAL Financials		94,040

TOTAL PREFERRED STOCK
(Cost $133,655)		137,432
	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.23%)
Money Market Fund (2.23%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.030%	50,244	$50,244
State Street Institutional Treasury Plus Money Market Fund	0.010%	805,809	805,809
			856,053

TOTAL SHORT TERM INVESTMENTS
(Cost $856,053)			856,053

TOTAL INVESTMENTS (99.22%)
(Cost $34,714,050)			$38,091,819

Other Assets In Excess Of Liabilities (0.78%)			299,732

NET ASSETS (100.00%)			$38,391,551

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of July 31, 2021 was 0.09%

3M US L - 3 Month LIBOR as of July 31, 2021 was 0.12%

1D US SOFR - 1 Day SOFR as of July 31, 2021 was 0.05%

5Y US TI -  5 Year US Treasury Index as of July 31, 2021 was 0.69%

7Y US TI -  7 Year US Treasury Index as of July 31, 2021 was 1.00%

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the aggregate market value of those securities was $1,884,377, representing 4.91% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2021.

See notes to quarterly statement of investments.

ALPS | Red Rocks Global Opportunity Fund
STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (18.91%)
Apax Global Alpha, Ltd.(a)(b)	365,000	$1,039,408
HarbourVest Global Private Equity, Ltd.(c)	143,200	4,475,912
HBM Healthcare Investments AG, Class A	9,457	3,527,528
HgCapital Trust PLC	728,314	4,044,389
ICG Enterprise Trust PLC	99,000	1,491,263
Oakley Capital Investments, Ltd.(c)	160,000	787,771
Pantheon International PLC Fund(c)	62,350	2,253,401
Princess Private Equity Holding, Ltd.	102,600	1,527,456
Standard Life Private Equity Trust PLC	293,618	1,705,990
TOTAL CLOSED-END FUNDS
(Cost $13,293,382)		20,853,118

COMMON STOCKS (78.73%)
Communications (8.22%)
Internet (1.60%)
Vimeo, Inc.(c)	39,300	1,760,640

Media (6.62%)
IAC/InterActiveCorp(c)	21,690	2,977,820
Liberty Broadband Corp., Class C(c)	13,000	2,307,370
Liberty Media Corp.-Liberty SiriusXM, Class A(c)	43,200	2,017,008
		7,302,198

TOTAL COMMUNICATIONS		9,062,838

Consumer, Cyclical (5.27%)
Entertainment (3.77%)
Betsson AB	127,000	1,022,385
Entain PLC(c)	64,500	1,626,461
Kindred Group PLC	91,900	1,504,269
		4,153,115

Retail (1.50%)
Costco Wholesale Corp.	3,850	1,654,422

TOTAL CONSUMER, CYCLICAL		5,807,537

Consumer, Non-Cyclical (6.87%)
Healthcare-Products (4.78%)
Hologic, Inc.(c)	19,500	1,463,280
Stryker Corp.	5,300	1,435,982
Thermo Fisher Scientific, Inc.	4,400	2,376,044
		5,275,306
		Value
	Shares	(Note 2)
Healthcare-Services (2.09%)
Chemed Corp.	4,840	$2,303,937

TOTAL CONSUMER, NON-CYCLICAL		7,579,243

Diversified (0.88%)
Holding Companies-Diversified Operations (0.88%)
Schouw & Co. A/S	9,100	973,611

TOTAL DIVERSIFIED		973,611

Financials (48.76%)
Diversified Financial Services (28.55%)
Apollo Global Management, Inc.	37,400	2,201,364
Ares Management LP, Class A	22,000	1,575,420
Blackstone Group, Inc., Class A	43,200	4,979,664
Cannae Holdings, Inc.(c)	74,800	2,487,100
Carlyle Group, Inc.	47,000	2,372,090
EXOR N.V.	16,300	1,339,144
Intermediate Capital Group PLC	116,800	3,519,850
KKR & Co., Inc., Class A	76,400	4,871,264
Mastercard, Inc., Class A	3,750	1,447,275
Partners Group Holding AG	2,970	5,073,841
StepStone Group, Inc., Class A	35,600	1,620,156
		31,487,168

Investment Companies (9.89%)
3i Group PLC	222,000	3,945,672
Chrysalis Investments, Ltd.(c)	362,000	1,257,958
FS KKR Capital Corp.	54,708	1,148,331
Investor AB, B Shares	130,000	3,219,388
Kinnevik AB, B Shares(c)	30,700	1,338,391
		10,909,740

Private Equity (8.45%)
Altamir	37,313	1,035,525
Brederode SA	33,180	4,209,489
Clairvest Group, Inc.	12,700	621,156
Ratos AB, B Shares	270,000	1,913,863
SuRo Capital Corp.	126,275	1,541,818
		9,321,851

Real Estate (1.87%)
Brookfield Asset Management, Inc., Class A	38,200	2,062,418

TOTAL FINANCIALS		53,781,177

Industrials (3.89%)
Electronics (1.21%)
Lagercrantz Group AB, B Shares	97,500	1,331,955

Machinery-Diversified (1.04%)
IDEX Corp.	5,050	1,144,784

		Value
	Shares	(Note 2)
Miscellaneous Manufacturers (1.64%)
Danaher Corp.	6,100	$1,814,689

TOTAL INDUSTRIALS		4,291,428

Technology (3.35%)
Software (3.35%)
Constellation Software, Inc.	1,030	1,649,874
Fidelity National Information Services, Inc.	13,700	2,041,985
		3,691,859

TOTAL TECHNOLOGY		3,691,859

Utilities (1.49%)
Electric (1.49%)
Brookfield Infrastructure Partners LP	30,400	1,644,032

TOTAL UTILITIES		1,644,032

TOTAL COMMON STOCKS
(Cost $57,819,759)		86,831,725

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.06%)
Money Market Fund (2.06%)
State Street Institutional Treasury Plus Money Market Fund	0.010%	2,272,457	2,272,457

TOTAL MONEY MARKET FUND			2,272,457

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,272,457)			2,272,457

TOTAL INVESTMENTS (99.70%)
(Cost $73,385,598)			$109,957,300

Other Assets In Excess Of Liabilities (0.30%)			337,258

NET ASSETS (100.00%)			$110,294,558

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the aggregate market value of those securities was $1,039,408, representing 0.94% of net assets.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate fair value of those securities was $1,039,408, which represents approximately 0.94% of net assets.
(c)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (84.92%)
Communications (17.20%)
Entertainment Content (3.13%)
Bilibili, Inc., Sponsored ADR(a)	4,300	$367,994
NetEase, Inc., ADR(b)	8,525	871,340
		1,239,334

Internet Media & Services (14.07%)
Baidu, Inc., Sponsored ADR(a)	2,700	442,827
Meituan, Class B(a)	31,100	860,582
Tencent Holdings, Ltd.	70,600	4,257,755
		5,561,164

TOTAL COMMUNICATIONS		6,800,498

Consumer Discretionary (30.89%)
Apparel & Textile Products (3.37%)
Samsonite International SA(a)	145,900	271,564
Shenzhou International Group Holdings, Ltd.	47,900	1,063,058
		1,334,622

Automotive (2.33%)
Tesla, Inc.(a)(b)	1,340	920,848

Consumer Services (0.51%)
Cathay Media And Education Group, Inc.	387,000	200,146

E-Commerce Discretionary (14.31%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	14,991	2,926,093
Hong Kong Technology Venture Co., Ltd.(a)	527,000	739,480
JD.com, Inc., ADR(a)(b)	12,000	850,560
Pinduoduo, Inc., ADR(a)	3,200	293,152
Sea, Ltd., ADR(a)(b)	3,070	847,811
		5,657,096

Leisure Facilities & Services (3.17%)
Sands China, Ltd.(a)	88,000	299,733
Shangri-La Asia, Ltd.(a)	556,000	493,970
Yum China Holdings, Inc.	7,500	459,592
		1,253,295

Retail - Discretionary (7.20%)
ANTA Sports Products, Ltd.	29,000	631,370
China Yongda Automobiles Services Holdings, Ltd.	250,500	467,741
Giordano International, Ltd.	2,044,000	397,628
Li Ning Co., Ltd.	95,343	1,006,947
Lifestyle International Holdings, Ltd.(a)	479,500	342,166
		2,845,852

TOTAL CONSUMER DISCRETIONARY		12,211,859
		Value
	Shares	(Note 2)
Financials (12.47%)
Banking (5.92%)
China Construction Bank Corp., Class H	751,080	$523,160
China Merchants Bank Co., Ltd., Class H	91,000	692,288
Industrial & Commercial Bank of China, Ltd., Class H	493,967	274,297
Postal Savings Bank of China Co., Ltd., Class H	1,316,000	850,050
		2,339,795

Institutional Financial Services (2.49%)
Hong Kong Exchanges and Clearing, Ltd.	15,400	984,209

Insurance (4.06%)
AIA Group, Ltd.	110,192	1,318,532
Ping An Insurance Group Co. of China, Ltd., Class H	32,765	286,721
		1,605,253

TOTAL FINANCIALS		4,929,257

Health Care (6.34%)
Biotech & Pharma (1.64%)
Moderna, Inc.(a)(b)	1,410	498,576
Zai Lab, Ltd., ADR(a)	1,030	148,948
		647,524

Health Care Facilities & Services (3.55%)
Wuxi Biologics Cayman, Inc.(a)	92,000	1,405,232

Medical Equipment & Devices (1.15%)
Modern Dental Group, Ltd.(a)	523,000	452,756

TOTAL HEALTH CARE		2,505,512

Industrials (3.90%)
Machinery (1.86%)
Haitian International Holdings, Ltd.	71,000	259,929
LK Technology Holdings, Ltd.	100,000	234,446
Techtronic Industries Co., Ltd.	13,500	240,736
		735,111

Transportation & Logistics (2.04%)
China Merchants Port Holdings Co., Ltd.	578,000	805,373

TOTAL INDUSTRIALS		1,540,484

Materials (5.12%)
Construction Materials (4.50%)
Xinyi Glass Holdings, Ltd.	476,000	1,778,984

Metals & Mining (0.62%)
Aluminum Corp. of China, Ltd.(a)	400,000	243,981

TOTAL MATERIALS		2,022,965

Real Estate (2.64%)
Real Estate Owners & Developers (1.55%)
KWG Group Holdings, Ltd.	321,728	353,093

			Value
		Shares	(Note 2)
Wharf Real Estate Investment Co., Ltd.		46,000	$259,802
			612,895

Real Estate Services (1.09%)
Powerlong Commercial Management Holdings, Ltd.		148,000	431,731

TOTAL REAL ESTATE			1,044,626

Technology (4.33%)
Semiconductors (2.11%)
Lam Research Corp.(b)		355	226,281
MediaTek, Inc.		11,000	359,676
Taiwan Semiconductor Manufacturing Co., Ltd.		12,000	250,794
			836,751

Technology Hardware (1.03%)
Silergy Corp.		3,000	407,054

Technology Services (1.19%)
Chinasoft International, Ltd.(a)		262,000	469,771

TOTAL TECHNOLOGY			1,713,576

Utilities (2.03%)
Gas & Water Utilities (2.03%)
Hong Kong & China Gas Co., Ltd.		141,750	230,533
Kunlun Energy Co., Ltd.		282,000	243,803
Towngas China Co., Ltd.(a)		498,000	327,199
			801,535

TOTAL UTILITIES			801,535

TOTAL COMMON STOCKS
(Cost $25,679,299)			33,570,312

SHORT TERM INVESTMENTS (13.92%)
Money Market Fund (13.92%)
Blackrock Liquidity Funds, T-Fund	0.010%	5,500,068	5,500,068

TOTAL SHORT TERM INVESTMENTS
(Cost $5,500,068)			5,500,068

TOTAL INVESTMENTS (98.84%)
(Cost $31,179,367)			$39,070,380

Other Assets In Excess Of Liabilities (1.16%)(c)			460,983

NET ASSETS (100.00%)			$39,531,363

(a)	Non-Income Producing Security.
(b)	Security, or portion of security, is being held as collateral for total return swap contracts aggregating a total market value of $3,839,557.
(c)	Includes cash which is being held as collateral for total return swap contracts in the amount of $3,685.

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Morgan Stanley	China International Travel SER	$79,459	1D FEDEF + 250 BPS	1/3/2022	$92,647	$13,188
Morgan Stanley	Contemporary Amperex Technology Co., Ltd.	1,407,856	1D FEDEF + 250 BPS	1/3/2022	1,943,701	535,845
Morgan Stanley	Shenzhen Inovance Technology Co., Ltd.	699,368	1D FEDEF + 250 BPS	1/3/2022	888,185	188,817
Morgan Stanley	Shenzhen Mindray Bio-Med Electronics Co., Ltd.	587,974	1D FEDEF + 250 BPS	1/3/2022	622,740	34,766
		$2,774,657			$3,547,273	$772,616

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Depreciation
Morgan Stanley	Boe Technology Group Co., Ltd.	$238,156	1D FEDEF + 250 BPS	1/3/2022	$190,169	$(47,987)
Morgan Stanley	Goetrek, Inc.	275,793	1D FEDEF + 250 BPS	1/3/2022	266,805	(8,988)
Morgan Stanley	Kweichow Moutai Co., Ltd.	1,014,094	1D FEDEF + 250 BPS	1/3/2022	971,824	(42,270)
Morgan Stanley	Ping An Bank Co., Ltd.	415,317	1D FEDEF + 250 BPS	1/3/2022	301,944	(113,373)
Morgan Stanley	Wuliangye Yibin Co., Ltd.	612,764	1D FEDEF + 255 BPS	1/3/2022	591,511	(21,253)
Morgan Stanley	Zoomlion Heavy Industry Science & Tech, Ltd.	293,739	1D FEDEF + 255 BPS	1/3/2022	269,273	(24,466)
Morgan Stanley	Zoomlion Heavy Industry Science & Tech, Ltd.	241,576	1D FEDEF + 250 BPS	1/3/2022	142,386	(99,190)
		$3,091,439			$2,733,912	$(357,527)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	Payments made when swap contract closes.

Investment Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Aggressive
STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.80%)
Equity (97.80%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	14,708	$850,595
First Trust RiverFront Dynamic Developed International ETF(a)	62,751	4,608,433
First Trust RiverFront Dynamic Emerging Markets ETF(a)	41,599	2,959,353
First Trust RiverFront Dynamic Europe ETF(a)	23,972	1,870,655
RiverFront Dynamic US Dividend Advantage ETF(a)	194,100	8,622,213
RiverFront Dynamic US Flex-Cap ETF(a)	182,122	8,287,389
		27,198,638
TOTAL EXCHANGE TRADED FUNDS
(Cost $20,319,785)		27,198,638

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.25%)
Money Market Fund (2.25%)
State Street Institutional Treasury Plus Money Market Fund	0.010%	626,622	626,622

TOTAL MONEY MARKET FUND			626,622

TOTAL SHORT-TERM INVESTMENTS
(Cost $626,622)			626,622

TOTAL INVESTMENTS (100.05%)
(Cost $20,946,407)			$27,825,260

Liabilities In Excess Of Other Assets (-0.05%)			(14,712)

NET ASSETS (100.00%)			$27,810,548

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth & Income
STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.92%)
Debt (22.69%)
RiverFront Dynamic Core Income ETF(a)	491,191	$12,645,958
RiverFront Dynamic Unconstrained Income ETF(a)	39,575	1,018,661
Riverfront Strategic Income Fund(a)	36,147	898,614
		14,563,233
Equity (75.23%)
First Trust RiverFront Dynamic Developed International ETF(a)	196,159	14,405,917
First Trust RiverFront Dynamic Emerging Markets ETF(a)	73,294	5,214,135
RiverFront Dynamic US Dividend Advantage ETF(a)	444,407	19,741,225
RiverFront Dynamic US Flex-Cap ETF(a)	195,992	8,918,538
		48,279,815
TOTAL EXCHANGE TRADED FUNDS
(Cost $48,788,626)		62,843,048

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.14%)
Money Market Fund (2.14%)
State Street Institutional Treasury Plus Money Market Fund	0.010%	1,374,317	1,374,317

TOTAL MONEY MARKET FUND			1,374,317

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,374,317)			1,374,317

TOTAL INVESTMENTS (100.06%)
(Cost $50,162,943)			$64,217,365

Liabilities In Excess Of Other Assets (-0.06%)			(38,982)

NET ASSETS (100.00%)			$64,178,383

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Moderate
STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (99.18%)
Debt (42.00%)
RiverFront Dynamic Core Income ETF(a)	755,586	$19,452,939
RiverFront Dynamic Unconstrained Income ETF(a)	31,497	810,733
Riverfront Strategic Income Fund(a)	28,485	708,137
		20,971,809
Equity (57.18%)
First Trust RiverFront Dynamic Developed International ETF(a)	82,615	6,067,246
RiverFront Dynamic US Dividend Advantage ETF(a)	385,401	17,120,090
RiverFront Dynamic US Flex-Cap ETF(a)	117,759	5,358,576
		28,545,912
TOTAL EXCHANGE TRADED FUNDS
(Cost $40,381,101)		49,517,721

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.59%)
Money Market Fund (1.59%)
State Street Institutional Treasury Plus Money Market Fund	0.010%	792,662	792,662

TOTAL MONEY MARKET FUND			792,662

TOTAL SHORT-TERM INVESTMENTS
(Cost $792,662)			792,662

TOTAL INVESTMENTS (100.77%)
(Cost $41,173,763)			$50,310,383

Liabilities In Excess Of Other Assets (-0.77%)			(382,872)

NET ASSETS (100.00%)			$49,927,511

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2021 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, Clough China Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth & Income , RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”). Prior to March 31, 2020, the ALPS | Red Rocks Global Opportunity Fund was known as the ALPS | Red Rocks Listed Private Equity Fund.

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Red Rocks Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Asset Allocation Aggressive seeks to achieve long-term capital appreciation, the RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income, and the RiverFront Asset Allocation Moderate has two primary investment objectives- it seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital. The ALPS | Smith Total Return Bond Fund capital seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2021, net assets of the CoreCommodity Fund were $1,084,092,202, of which $228,380,941 or 21.07% represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in nonexchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. A Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. The ALPS | Smith Total Return Bond Fund and the ALPS | Smith Short Duration Bond Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, and Clough China Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2021:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)
United States	$114,441,236	$103	$–	$114,441,339
Other	204,459,943	–	–	204,459,943
Master Limited Partnerships(a)	460,779	–	–	460,779
Government Bonds	–	565,753,622	–	565,753,622
Total	$319,361,958	$565,753,725	$–	$885,115,683
Other Financial Instruments
Assets
Futures Contracts	$11,528,539	$–	$–	$11,528,539
Total Return Swap Contracts	–	15	–	15
Liabilities
Futures Contracts	(8,922,211)	–	–	(8,922,211)
Total	$2,606,328	$15	$–	$2,606,343

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Communication Services	$3,418,616	$10,516,595	$–	$13,935,211
Consumer Discretionary	2,273,499	31,690,288	–	33,963,787
Consumer Staples	–	21,970,531	–	21,970,531
Energy	–	20,822,329	–	20,822,329
Financials	14,988,158	97,813,854	–	112,802,012
Health Care	–	24,652,830	–	24,652,830
Industrials	–	32,935,434	–	32,935,434
Information Technology	10,444,533	47,940,578	–	58,385,111
Materials	–	28,705,003	–	28,705,003
Real Estate	–	3,234,411	–	3,234,411
Utilities	–	4,108,777	–	4,108,777
Total	$31,124,806	$324,390,630	$–	$355,515,436

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$2,377,311	$–	$2,377,311
Commercial Mortgage-Backed Securities	–	1,179,930	–	1,179,930
Mortgage-Backed Securities	–	13,299,911	–	13,299,911
Corporate Bonds	–	392,328,547	–	392,328,547
Government Bonds	–	91,818,479	–	91,818,479
Municipal Bonds	–	151,577	–	151,577
Short Term Investments	3,988,837	–	–	3,988,837
Total	$3,988,837	$501,155,755	$–	$505,144,592

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$134,048,468	$–	$134,048,468
Commercial Mortgage-Backed Securities	–	54,470,095	–	54,470,095
Mortgage-Backed Securities	–	99,405,192	–	99,405,192
Corporate Bonds	–	1,005,498,354	–	1,005,498,354
Government Bonds	–	450,511,938	–	450,511,938
Preferred Stock	20,700,596	–	–	20,700,596
Short Term Investments	7,649,659	–	–	7,649,659
Total	$28,350,255	$1,743,934,047	$–	$1,772,284,302

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks(a)	$581,519	$–	$–	$581,519
Exchange Traded Funds	5,781,223	–	–	5,781,223
Collateralized Mortgage Obligations	–	773,611	–	773,611
Corporate Bonds	–	141,882,663	–	141,882,663
Government Bonds	–	13,114,412	–	13,114,412
Preferred Stock	4,482,510	–	–	4,482,510
Short Term Investments	1,285,178	–	–	1,285,178
Total	$12,130,430	$155,770,686	$–	$167,901,116

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Common Stocks(a)	$23,529,652	$–	$–	$23,529,652
Collateralized Mortgage Obligations	–	1,606,075	–	1,606,075
Commercial Mortgage-Backed Securities	–	37,096	–	37,096
Mortgage-Backed Securities	–	265,497	–	265,497
Corporate Bonds	–	5,232,358	–	5,232,358
Government Bonds	–	6,427,656	–	6,427,656
Preferred Stock	137,432	–	–	137,432
Short Term Investments	856,053	–	–	856,053
Total	$24,523,137	$13,568,682	$–	$38,091,819

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Global Opportunity Fund
Closed-End Funds	$7,277,835	$13,575,283	$–	$20,853,118
Common Stocks
Communications	9,062,838	–	–	9,062,838
Consumer, Cyclical	2,676,807	3,130,730	–	5,807,537
Consumer, Non-cyclical	7,579,243	–	–	7,579,243
Diversified	–	973,611	–	973,611
Financials	29,221,539	24,559,638	–	53,781,177
Industrials	4,291,428	–	–	4,291,428
Technology	3,691,859	–	–	3,691,859
Utilities	1,644,032	–	–	1,644,032
Short-Term Investments	2,272,457	–	–	2,272,457
Total	$67,718,038	$42,239,262	$–	$109,957,300

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$1,682,161	$5,118,337	$–	$6,800,498
Consumer Discretionary	5,838,464	6,373,395	–	12,211,859
Financials	–	4,929,257	–	4,929,257
Health Care	647,524	1,857,988	–	2,505,512
Industrials	259,929	1,280,555	–	1,540,484
Materials	–	2,022,965	–	2,022,965
Real Estate	–	1,044,626	–	1,044,626
Technology	226,281	1,487,295	–	1,713,576
Utilities	–	801,535	–	801,535
Short Term Investments	5,500,068	–	–	5,500,068
Total	$14,154,427	$24,915,953	$–	$39,070,380
Other Financial Instruments
Assets:
Total Return Swap Contracts	$–	$772,616	$–	$772,616
Liabilities:
Total Return Swap Contracts	–	(357,527)	–	(357,527)
Total	$–	$415,089	$–	$415,089

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Aggressive
Exchange Traded Funds	$27,198,638	$–	$–	$27,198,638
Short-Term Investments	626,622	–	–	626,622
Total	$27,825,260	$–	$–	$27,825,260

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$62,843,048	$–	$–	$62,843,048
Short-Term Investments	1,374,317	–	–	1,374,317
Total	$64,217,365	$–	$–	$64,217,365

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Moderate
Exchange Traded Funds	$49,517,721	$–	$–	$49,517,721
Short-Term Investments	792,662	–	–	792,662
Total	$50,310,383	$–	$–	$50,310,383

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Moderate normally pays dividends, if any, on a quarterly basis and distributes capital gains annually. ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts - to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund and Clough China Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at July 31, 2021 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended July 31, 2021 were as follows:

RiverFront Asset Allocation Aggressive

Security Name	Market Value as of October 31, 2020	Purchases	Sales	Market Value as of July 31, 2021	Share Balance as of July 31, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
First Trust RiverFront Dynamic Asia Pacific ETF	$783,725	$-	$(59,782)	$850,595	14,708	$13,250	$131,752	$(5,100)
First Trust RiverFront Dynamic Developed International ETF	3,394,461	360,575	(316,443)	4,608,433	62,751	51,700	1,157,094	12,746
First Trust RiverFront Dynamic Emerging Markets ETF	2,753,585	-	(239,058)	2,959,353	41,599	32,138	417,539	27,287
First Trust RiverFront Dynamic Europe ETF	1,451,594	-	(140,819)	1,870,655	23,972	32,968	558,790	1,090
RiverFront Dynamic US Dividend Advantage ETF	7,066,248	-	(646,613)	8,622,213	194,100	98,893	2,101,439	101,139
RiverFront Dynamic US Flex-Cap ETF	6,940,799	-	(832,108)	8,287,389	182,122	62,966	2,050,468	128,230
	$22,390,412	$360,575	$(2,234,823)	$27,198,638		$291,915	$6,417,082	$265,392

RiverFront Asset Allocation Growth & Income

Security Name	Market Value as of October 31, 2020	Purchases	Sales	Market Value as of July 31, 2021	Share Balance as of July 31, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
RiverFront Dynamic Core Income ETF	$13,323,893	$876,919	$(1,442,362)	$12,645,958	491,191	$167,830	$(172,947)	$60,455
RiverFront Dynamic Unconstrained Income ETF	1,120,785	-	(129,183)	1,018,661	39,575	32,024	24,405	2,654
Riverfront Strategic Income Fund	1,752,818	-	(868,872)	898,614	36,147	25,695	6,261	8,407
First Trust RiverFront Dynamic Developed International ETF	9,191,264	3,165,800	(1,381,372)	14,405,917	196,159	159,353	3,354,305	75,920
First Trust RiverFront Dynamic Emerging Markets ETF	5,062,398	-	(683,293)	5,214,135	73,294	57,062	704,562	130,468
RiverFront Dynamic US Dividend Advantage ETF	20,058,777	-	(5,998,288)	19,741,225	444,407	250,841	4,685,535	995,201
RiverFront Dynamic US Flex-Cap ETF	7,594,579	-	(1,066,125)	8,918,538	195,992	67,652	2,203,290	186,794
	$58,104,514	$4,042,719	$(11,569,495)	$62,843,048		$760,457	$10,805,411	$1,459,899

RiverFront Asset Allocation Moderate

Security Name	Market Value as of October 31, 2020	Purchases	Sales	Market Value as of July 31, 2021	Share Balance as of July 31, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
RiverFront Dynamic Core Income ETF	$19,601,582	$1,637,282	$(1,613,807)	$19,452,939	755,586	$256,175	$(249,916)	$77,798
RiverFront Dynamic Unconstrained Income ETF	858,377	-	(68,429)	810,733	31,497	25,310	19,991	794
Riverfront Strategic Income Fund	1,394,780	-	(697,891)	708,137	28,485	20,780	4,851	6,397
First Trust RiverFront Dynamic Developed International ETF	2,499,730	2,679,083	(300,682)	6,067,246	82,615	63,866	1,175,336	13,779
RiverFront Dynamic US Dividend Advantage ETF	16,246,515	-	(3,880,995)	17,120,090	385,401	213,271	4,098,624	655,946
RiverFront Dynamic US Flex-Cap ETF	5,163,846	-	(1,331,574)	5,358,576	117,759	46,565	1,307,803	218,501
	$45,764,830	$4,316,365	$(7,893,378)	$49,517,721		$625,967	$6,356,689	$973,215